File Nos. 333-      , 811-


         As filed with the Securities and Exchange Commission on , 1997

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          Registration Statement Under the Securities Act of 1933 [X]
                        Pre-Effective Amendment No. [ ]
                                      ----
                        Post-Effective Amendment No. [ ]
                                      ----
                                       and
      Registration Statement Under the Investment Company Act of 1940 [X]
                               Amendment No. [ ]
                                      ----

                        (Check appropriate box or boxes.)
                       -----------------------------------

                              MEMBERS Mutual Funds
                                CUNA Mutual Group
                             5910 Mineral Point Road
                             Madison, WI 53705-0391
                                 (608) 238-5851
             (Registrant's Exact Name, Address and Telephone Number)

                            Linda L. Lilledahl, Esq.
             Assistant Vice President and Associate General Counsel
                       CUNA Mutual Life Insurance Company
                             5910 Mineral Point Road
                             Madison, WI 53705-0391
                     (Name and Address of Agent for Service)

                                    Copy to:

                              Stephen E. Roth, Esq.
                          Sutherland, Asbill & Brennan
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D. C. 20004-2404

                  Approximate Date of Proposed Public Offering:
    As soon as practicable after effectiveness of the Registration Statement.
                  --------------------------------------------

      Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant declares that an indefinite amount of securities is being registered under the Securities Act of 1933.
                   -------------------------------------------
         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), shall determine.


                              Cross Reference Sheet

            Pursuant to Rule 481(a) under the Securities Act of 1933

              Showing Location of Information Required by Form N-1A
                 in Part A (Prospectus) and Part B (Statement of
              Additional Information) of the Registration Statement
   -------------------------------------------------------------------------

                                                                                 Caption(s) in the Statement
          Item of Form N-1A               Caption(s) in the Prospectus            of Additional Information

                  Part A: Information Required in a Prospectus

 1.       Cover Page                  Cover page

 2.       Synopsis                    N/A

 3.       Condensed Financial         N/A
          Information

 4.       General Description of      Introduction; More About the          General Information
          Registrant                  MEMBERS Mutual Funds

 5.       Management of the Fund      The Fund Pages; More About the
                                      MEMBERS Mutual Funds -- Portfolio
                                      Management

 5A.      Management's Discussion     N/A
          of Fund Performance

 6.       Capital Stock and Other     Your Account                          Description of the Trust's Shares
          Securities

 7.       Purchase of Securities      Your Account                          More About Purchasing and Selling
          Being Offered                                                     Shares; How Securities are Offered

 8.       Redemption or Repurchase    Your Account                          More About Purchasing and Selling
                                                                            Shares; How Securities are Offered

 9.       Pending Legal Proceedings   None

                      Part B:  Information Required in a Statement of Additional Information

 10.      Cover Page                                                        Cover Page

 11.      Table of Contents                                                 Table of Contents

 12.      General Information and                                           General Information
          History

 13.      Investment Objectives and                                         Investment Practices; Investment
          Policies                                                          Limitations

 14.      Management of the Fund                                            Management of the Trust; Portfolio
                                                                            Management

 15.      Control Persons and                                               Management of the Trust --
          Principal Holders of                                              Substantial Shareholders
          Securities


 16.      Investment Advisory and                                           Management of the Trust --
          Other Services                                                    Portfolio Management


 17.      Brokerage Allocation and                                          Brokerage
          Other Practices

 18.      Capital Stock and Other                                           Description of the Trust's Shares
          Securities

 19.      Purchase, Redemption and                                          More About Purchasing and Selling
          Pricing of Securities                                             Shares; How Securities are Offered;
          Being Offered                                                     Net Asset Value of Shares

 20.      Tax Status                                                        Dividends, Distributions and Taxes

 21.      Underwriters                                                      Distribution (12b-1) Plan and
                                                                            Agreement; How Securities are
                                                                            Offered

 22.      Calculation of                                                    Calculation of Yields and Total
          Performance Data                                                  Returns

 23.      Financial Statements                                              Financial Statements

                         Part C: Other Information

 Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this registration statement.



                              MEMBERS Mutual Funds


                             STRATEGIC RESERVES FUND
                             CONSERVATIVE BOND FUND
                           CONSERVATIVE BALANCED FUND
                                HIGH INCOME FUND
                          GROWTH AND INCOME STOCK FUND
                         CAPITAL APPRECIATION STOCK FUND
                            INTERNATIONAL STOCK FUND

                                   PROSPECTUS
                                 _________, 1997

This prospectus provides essential information about these funds. For your own benefit and protection, please read it before you invest, and keep it for future reference.

Please note that an investment in any of these funds is not a deposit in a credit union or other financial institution and is neither insured nor endorsed in any way by any credit union, other financial institution, or government agency. Such an investment involves certain risks, including loss of principal, and is not guaranteed to result in positive investment gains.
These funds may not achieve their objectives.

An investment in the Strategic Reserves Fund is neither insured nor guaranteed by the U.S. Government. Although the Strategic Reserves Fund attempts to maintain a stable price of $1.00 per share, there is no assurance that it will be able to do so.

More detailed information on each of the funds described in this prospectus is contained in the statement of additional information (SAI). A current SAI has been filed with the Securities and Exchange Commission (Commission) and is incorporated into this prospectus by reference, making it legally a part of this document. The SAI is available either from us or on the Commission's web site on the Internet (http://www.sec.gov). To request it or any other information from us, please write us at 5910 Mineral Point Road, Madison, Wisconsin 53705-0391, or call (800) ____________.


         SHARES IN THESE FUNDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION
            PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                              MEMBERS Mutual Funds
                               CUNA Mutual Group
                            5910 Mineral Point Road
                             Madison, WI 53705-0391

TABLE OF CONTENTS

INTRODUCTION..................................................................1

EXPENSES......................................................................2

A summary of the various expenses that you will bear, either directly or indirectly, by investing in the MEMBERS Mutual Funds.

         THE FUND PAGES.......................................................4
                  The Strategic Reserves Fund.................................5
                  The Conservative Bond Fund..................................6
                  The Conservative Balanced Fund..............................8
                  The High Income Fund.......................................10.
                  The Growth and Income Stock Fund...........................12
                  The Capital Appreciation Stock Fund........................14
                  The International Stock Fund...............................16

The fund pages describe each portfolio (or "fund") of the MEMBERS Mutual Funds.

INVESTMENT STRATEGIES COMMON TO MULTIPLE FUNDS...............................17

Strategies used by more than one of the funds.

         RISKS...............................................................18
                  Types of Investment Risk...................................18
                  Higher-Risk Securities and Practices.......................18

Any investment entails risk. Please read this section carefully.

         YOUR ACCOUNT........................................................23
                  Choosing a Share Class.....................................23
                  How Sales Charges Are Calculated...........................24
                  Other Expenses.............................................25
                  Sales Charge Reductions and Waivers........................26
                  Shareholders With CUNA Brokerage Accounts..................27
                  Opening an Account.........................................27
                  Buying Shares..............................................28
                  Selling Shares.............................................29
                  Selling Shares in Writing..................................30
                  Transaction Policies.......................................31
                  Dividends and Account Policies.............................32
                  Additional Investor Services...............................33

This section explains how to open, maintain, or close an account with the MEMBERS Mutual Funds.

MORE ABOUT THE MEMBERS MUTUAL FUNDS..........................................34
                  Organization...............................................34
                  Portfolio Management.......................................36
                  Use of Certain Brokers.....................................37
                  Compensation of Brokers and their Representatives..........37

This section will give you some additional information about the MEMBERS Mutual Funds.

INTRODUCTION

Welcome to the MEMBERS Mutual Funds, a group of open-end investment companies, typically called mutual funds. Each fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks. This prospectus describes each fund in some detail --please read it and retain it for future reference.

The risk/return curve below demonstrates that for diversified portfolios of securities of the various types, as short-term risk increases the potential for long-term gains also increases. "Short-term risk" refers to the likely volatility of a fund's total return and its potential for gain or loss over a relatively short time period. "Long-term potential gains" means the expected average annual total return over a relatively long time period, such as 20 years.

[GRAPHIC: funds and other types of investments placed on a curve; x-axis labelled "Long Term Potential for Gains"; y-axis labelled "Short Term Risk (Volatility of Returns)"]

This curve is not intended to indicate future volatility or performance. It is merely intended to demonstrate the relationship between the on-going short-term risk and the long-term potential for gain of each of the MEMBERS Mutual Funds relative to the other funds and other types of investments.

EXPENSES

Fund investors pay various expenses, either directly or indirectly. Since the funds are new, and have no operating history, we have estimated the expenses each fund will incur in the coming year. These estimates are shown in the following table. Actual expenses may be greater or less than those shown.

                                                                   CLASS A                                             CLASS B

       Shareholder                       Conser-     Conser-                            Capital
       Transaction         Strategic     vative      vative      High     Growth and     Appre-        Int'l            All
         Expenses           Reserves      Bond      Balanced    Income      Income      ciation        Stock            Funds
 Maximum sales charge on       5.3%        4.3%        5.3%        4.3%        5.3%        5.3%          5.3%           None
        purchases

 Maximum sales charge on       None        None        None        None        None        None          None           None
        dividends

  Maximum deferred sales     None(1)      None(1)     None(1)    None(1)      None(1)     None(1)      None(1)          4.5%
          charge

      Redemption fee           None        None        None        None        None        None          None           None

       Exchange fee            None        None        None        None        None        None          None           None

    Annual account fee         None        None        None        None        None        None          None           None


Annual Fund Operating Expenses (as a percentage of average net assets)

                                                        Conser-        Conser-                                Capital
                              Class or      Strategic    vative         vative                  Growth and     Appre-        Int'l
                              Classes       Reserves      Bond         Balanced   High Income    Income       ciation        Stock
--------------------------- ------------ ------------- ------------ ------------- ------------ ------------- ------------ ---------

      Management fee            A&B          .40%         .50%          .65%         .55%          .55%         .75%         1.05%
--------------------------- ------------ ------------- ------------ ------------- ------------ ------------- ------------ ---------

       12b-1 fee(2)              A           None         None          None         None          None         None          None
                            ------------ ------------- ------------ ------------- ------------ ------------- ------------ ---------

                                 B           .75%         .75%          .75%         .75%          .75%         .75%          .75%
--------------------------- ------------ ------------- ------------ ------------- ------------ ------------- ------------ ---------

       Service fee              A&B          0%         .25%          .25%         .25%          .25%         .25%            .25%
--------------------------- ------------ ------------- ------------ ------------- ------------ ------------- ------------ ---------

    Other expenses(3)           A&B          .15%         .15%          .20%         .20%          .20%         .20%          .30%
--------------------------- ------------ ------------- ------------ ------------- ------------ ------------- ------------ ---------

   Total fund operating          A           .55%         .90%         1.10%         1.00%        1.00%         1.20%        1.60%
                            ------------ ------------- ------------ ------------- ------------ ------------- ------------ ---------

         expenses                B          1.30%         1.65%        1.85%         1.75%        1.75%         1.95%        2.35%
--------------------------- ------------ ------------- ------------ ------------- ------------ ------------- ------------ ---------

     (1).Except for investments of $1,000,000 or more. (See "How Sales Charges are Calculated.")

     (2).Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

     (3).The funds' investment adviser, CIMCO Inc. (CIMCO), has placed a "cap" on the funds' expenses by voluntarily agreeing to reimburse each fund's expenses, other than its management, 12b-1, and service fees, that exceed a certain amount (excluding taxes, interest, and other extraordinary items). Any reimbursements made by CIMCO to a fund are subject to repayment by the fund within the following 18 months, to the extent that the fund is able to make the repayment while remaining within its expense cap. The amounts shown represent the maximum amounts that you could bear while this expense cap arrangement is in place. Although the investment adviser intends to continue to reimburse the funds in this way for the foreseeable future, there is no guarantee that it will do so. Absent the expense cap, the funds' estimated expenses would have been ___% for the Strategic Reserves Fund, ___% for the Conservative Bond Fund, ___% for the Conservative Balanced Fund, ___% for the High Income Fund, ___% for the Growth and Income Stock Fund, ___% for the Capital Appreciation Stock Fund, and ___% for the International Stock Fund.

Examples

The tables below show what you would pay if you invested $1,000 in each fund over the various time periods indicated. The examples assume you reinvested all dividends and that the average annual return for each fund was 5%.


Assuming that you redeemed your entire investment at the end of each period:


                                          Class A                  Class B
                                    Year 1        Year 3      Year 1      Year 3
Strategic Reserves                    58            70          58          76
Conservative Bond                     52            70          61          87
Conservative Balanced                 53            73          63          90
High Income                           64            86          64          93
Growth and Income Stock               63            83          63          90
Capital Appreciation Stock            65            89          65          96
International Stock                   68           101          69         108

Assuming that you did not redeem:

                                           Class A                 Class B
                                    Year 1        Year 3      Year 1      Year 3
Strategic Reserves                    58            70          13          41
Conservative Bond                     52            70          17          52
Conservative Balanced                 53            73          18          55
High Income                           64            86          19          58
Growth and Income Stock               63            83          18          55
Capital Appreciation Stock            65            89          20          61
International Stock                   68           101          24          73


These examples are for comparison purposes only and are not a representation of the funds' actual expenses and returns, either past or future.

THE FUND PAGES

The following pages present information about each fund in a concise, easy to read format. The format is explained below. Of course, these fund pages do not contain all of the relevant information about the funds and should be read in the context of the entire prospectus.

[GRAPHIC: miniaturized Growth and Income Stock Fund page with arrows pointing at the appropriate headings]

The fund's NAME appears at the top of each page.

You may want to invest more or less of your total investment assets in a particular fund based upon your individual goals, preferences, and risk tolerances. We try to highlight some of the reasons why you may want to invest in a particular fund in the INVESTOR PROFILE section of the fund page.

Each fund has a distinct INVESTMENT OBJECTIVE or goal. These objectives are "fundamental," meaning that they cannot be changed without shareholder approval.

Each fund page contains a short section describing the PRINCIPAL RISKS of an investment in that fund. These risks, and the risks associated with other higher-risk investments and investment practices that the funds may utilize, are described in more detail later in this prospectus in a section entitled "Risks." Every investment carries with it some degree of risk, and it is possible to lose money by investing in any mutual fund. Before you invest, please carefully read the fund page risk summary and the section later in the prospectus on "Risks."

Some funds are managed by a team of managers and some funds by one or more subadvisers. The PORTFOLIO MANAGEMENT section of the fund page will provide information about who makes the day-to-day investment decisions for the fund. More information about our portfolio management styles and the individual managers and subadvisers is contained later in this prospectus under the caption Portfolio Management."

The PRIMARY INVESTMENT STRATEGIES section of the fund page describes the type or types of securities and investments in which the fund principally invests and the main strategies used in attempting to achieve the fund's investment objective. You should use this section in conjunction with the chart on page __ that describes the funds' higher-risk investment practices. When we describe a fund's investment policies, "assets" refers to the fund's total assets unless stated otherwise.

Additional information about each fund's investments is available in the funds' annual and semi-annual reports to shareholders. In particular, the funds' annual reports will discuss the relevant market conditions and investment strategies used by the funds' portfolio manager(s) that materially affected the funds' performance during the prior fiscal year. You may obtain a copy of any of these reports at no cost by calling ( ) _______.

The Strategic Reserves Fund

Investor Profile
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

[bullet] require stability of principal

[bullet] are seeking a mutual fund for the cash portion of an asset allocation program

[bullet] need to "park" your money temporarily

[bullet] consider yourself a saver rather than an investor

or

[bullet] are investing emergency reserves

You may want to invest fewer of your assets in this fund if you:

[bullet] want federal deposit insurance

[bullet] are seeking an investment that is likely to outpace inflation

[bullet] are investing for retirement or other goals that are many years in the future

or

[bullet] are investing for growth or maximum current income

Investment Objective What is this fund's goal?

The Strategic Reserves Fund seeks high current income from money market instruments consistent with the preservation of capital and liquidity. The fund intends to maintain a stable value of $1.00 per share.

Principal Risks
What are the main risks of investing in this fund?

As with any Strategic Reserves Fund, the yield paid by the fund will vary with changes in interest rates. Also, there is a remote possibility that the fund's share value could fall below $1.00, which could reduce the value of your account.

To the extent that it invests in certain securities, the fund may be affected by additional risks relating to restricted and illiquid securities (liquidity, valuation and market risks) securities lending, repurchase agreements (credit risk) short-term trading (market risk and potentially higher transaction costs) when-issued securities (market, opportunity, and leverage risks) and foreign money market securities (currency, information, natural event and political risks). However, these risks are lessened by the high quality of the securities in which the fund invests.

These risks, and the risks associated with other higher-risk securities and practices that the fund may utilize, are described in more detail later in this prospectus. This fund is not a credit union or other financial institution account and is not insured or guaranteed by any financial institution or government body. Before you invest, please carefully read the section on "Risks."

Portfolio Management
Who makes the investment decisions for this fund?

The fund is managed by a team of CIMCO's portfolio managers. More information about each portfolio manager is provided later in this prospectus.

Primary Investment Strategies How does this fund pursue its objective?

This fund invests exclusively in U.S. dollar-denominated money market securities maturing in thirteen months or less from the date of purchase, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as the World Bank. At least 95% of the fund's assets must be rated in the highest short-term category (or its unrated equivalent), and 100% of the fund's assets must be invested in securities rated in the two highest categories. A more detailed description of these categories, and the types of permissible issuers is contained in the SAI. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less. The fund may also:

[bullet]  Lend  securities  to  financial  institutions,  enter into  repurchase
agreements,   engage  in  short-term  trading  and  purchase   securities  on  a
when-issued or forward commitment basis;

[bullet] Invest up to 10% of its assets in illiquid securities, although it will not generally invest in such securities;

[bullet] Invest in U.S. dollar-denominated foreign money market securities, although no more than 25% of the fund's assets may be invested in foreign money market securities, unless backed by a U.S. parent financial institution; and

[bullet] To the extent permitted by law and available in the market, invest in mortgage-backed and asset-backed securities, including those representing pools of mortgage, commercial or consumer loans originated by credit unions.

The Conservative Bond Fund

Investor Profile
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

[bullet] are seeking a regular stream of income

[bullet] are seeking higher potential returns than Strategic Reserves Funds and are willing to accept moderate risk of volatility

[bullet] want to diversify your investments

[bullet] are seeking a mutual fund for the income portion of an asset allocation program

or

[bullet] are retired or nearing retirement

You may want to invest fewer of your assets in this fund if you:

[bullet] are investing for maximum return over a long time horizon

or

[bullet] require absolute stability of your principal

Investment Objective What is this fund's goal?

The fund seeks to generate a high level of current income, consistent with the prudent limitation of investment risk, primarily through investment in a diversified portfolio of income bearing debt securities.

Principal Risks
What are the main risks of investing in this fund?

As with most income funds, the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income bearing securities. Other factors may affect the market price and yield of the fund's securities, including investor demand and domestic and worldwide economic conditions.

In addition, issuers of debt securities may not be able to meet their interest or principal payment obligations when due. The ability of the fund to realize interest under repurchase agreements and pursuant to loans of the fund's securities is dependent on the ability of the seller or borrower, as the case may be, to perform its obligation to the fund.

These risks, and the risks associated with other higher-risk securities and practices that the fund may utilize, are described in more detail later in this prospectus. Before you invest, please carefully read the section on "Risks."

Portfolio Management
Who makes the investment decisions for this fund?

The fund is managed by a team of CIMCO's portfolio managers. More information about each portfolio manager is provided later in this prospectus.

Primary Investment Strategies How does this fund pursue its objective?

To keep current income relatively stable and to limit share price volatility, the fund emphasizes investment grade securities and maintains an intermediate (typically 4-6 years) average portfolio duration. Under normal circumstances, the fund invests at least 80% of its assets in such securities. The Fund may invest in the following instruments:

[bullet] Corporate debt securities: securities issued by domestic and foreign corporations which have a rating within the four highest categories and, to a limited extent (up to 20% of its assets), in securities not rated within the four highest categories (the fund may be affected by additional risks relating to non-investment grade securities);

[bullet] U.S. Government debt securities: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

[bullet] Foreign government debt securities: securities issued or guaranteed by a foreign government or its agencies or instrumentalities, payable in U.S. dollars, which have a rating within the four highest categories; and

[bullet] Other issuer debt securities: securities issued or guaranteed by corporations, financial institutions, and others which, although not rated by a national rating service, are considered by the fund's investment adviser to have an investment quality equivalent to the four highest categories.

To the extent permitted by law and available in the market, the fund may also invest in asset-backed and mortgage-backed securities, including those representing mortgage, commercial or consumer loans originated by credit unions.

Investment Adviser Performance Record

In the future, this section will show how the MEMBERS Mutual Funds' Conservative Bond Fund has performed over time, but because the fund was new when this prospectus was printed, its performance could not be presented.

The bar chart and graph on this page set forth performance data relating to the historic performance of the Bond Fund of the Ultra Series Fund (the "USF Bond Fund") since the date indicated. The USF Bond Fund has investment objectives, policies, strategies and risks substantially similar to those of the MEMBERS Mutual Funds' Conservative Bond Fund and has been managed, since the date indicated, by members of CIMCO's portfolio management team who will be managing the MEMBERS Mutual Funds' Conservative Bond Fund.

Performance of the Ultra Series Fund's Bond Fund

[GRAPHIC: bar chart showing average annual total returns from 1987 through 1996 for the Ultra Series Fund's Bond Fund and the Lehman Brothers Intermediate Corporate and Government Bond Index]

[GRAPHIC: line chart showing the ten year cumulative total return of a hypothetical $10,000 investment made on January 1, 1987 for the Ultra Series Fund's Bond Fund and the Lehman Brothers Intermediate Corporate and Government Bond Index]

The data is provided to illustrate the past performance of CIMCO's investment team in managing a substantially similar investment portfolio and does not represent the performance of the MEMBERS Mutual Funds' Conservative Bond Fund. Investors should not consider this performance data as an indication of future performance of the MEMBERS Mutual Funds' Conservative Bond Fund.

The performance data was calculated after deducting all fees and charges actually incurred by the USF Bond Fund. During the periods shown, CUNA Mutual Life Insurance Company and its affiliates absorbed certain expenses for the USF Bond Fund. If these expenses had been paid by the fund, the performance shown would have been less favorable. The MEMBERS Mutual Funds' Conservative Bond Fund may have different fees and expenses that would result in different performance data.

The investment results presented are unaudited and are not intended to predict or suggest the returns that might be experienced by the MEMBERS Mutual Funds' Conservative Bond Fund or an individual investing in the MEMBERS Mutual Funds' Conservative Bond Fund. Investors should also be aware that the use of a methodology different from that used to calculate the performance presented on this page would result in different performance data.

The Conservative Balanced Fund

Investor Profile
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

[bullet] are looking for a more conservative alternative to a growth-oriented fund

[bullet] want a well-diversified and stable investment allocation

[bullet] need a core investment

[bullet] seek above-average total return over the long term irrespective of its form (i.e., capital gains or ordinary income)

or

[bullet] are retired or nearing retirement

You may want to invest fewer of your assets in this fund if you:

[bullet] are investing for maximum return over a long time horizon

[bullet] want your return to be either ordinary income or capital gains, but not both

or

[bullet] require a high degree of stability of your principal

Investment Objective What is this fund's goal?

The Conservative Balanced Fund seeks a high total return through the combination of income and capital appreciation.

Principal Risks
What are the main risks of investing in this fund?

As with any fund that invests in stocks and bonds, the value of your investment will fluctuate in response to stock and bond market movements. Loss of money is a risk of investing in this fund.

To the extent that it invests in certain securities, the fund may be affected by additional risks relating to non-investment grade securities (above-average credit, market and other risks), foreign securities (currency, information, natural event and political risks), and mortgage-backed securities (credit, extension, prepayment and interest rate risks). These risks, and the risks associated with other higher-risk securities and practices that the fund may utilize, are described in more detail later in this prospectus. Before you invest, please carefully read the section on "Risks."

Portfolio Management
Who makes the investment decisions for this fund?

The fund is managed by a team of CIMCO's portfolio managers. More information about each portfolio manager is provided later in this prospectus.

Primary Investment Strategies How does this fund pursue its objective?

The Conservative Balanced Fund invests in a broadly diversified array of securities including common stocks, bonds and money market instruments. The percentage of the fund's assets invested in equity securities, income bearing securities and money market instruments may vary somewhat depending upon management's judgment of the relative attractiveness of each sector and anticipated cash needs of the fund. Generally, however, common stocks will constitute 60% to 40% of the fund's assets, bonds will constitute 40% to 60% of the fund's assets and money market instruments may constitute up to 20% of the fund's assets. (See the Strategic Reserves Fund for a description of money market instruments; see the Conservative Bond Fund and High Income Fund for descriptions of bonds; see the Capital Appreciation Stock Fund and Growth and Income Stock Fund for descriptions of equity securities.)

The fund may invest up to 15% of its assets in foreign securities.

Investment Adviser Performance Record

In the future, this section will show how the MEMBERS Mutual Funds' Conservative Balanced Fund has performed over time, but because the fund was new when this prospectus was printed, its performance could not be presented.

The bar chart and graph on this page set forth performance data relating to the historic performance of the Ultra Series Fund's Balanced Fund (the "USF Balanced Fund") since the date indicated. The USF Balanced Fund has investment objectives, policies, strategies and risks substantially similar to those of the MEMBERS Mutual Funds' Conservative Balanced Fund and has been managed, since the date indicated, by members of CIMCO's portfolio management team who will be managing the MEMBERS Mutual Funds' Conservative Balanced Fund.

Performance of the Ultra Series Fund's Balanced Fund

[GRAPHIC: bar chart showing average annual total returns from 1987 through 1996 for the Ultra Series Fund's Balanced Fund and a blended comparative index]

[GRAPHIC: line chart showing the ten year cumulative total return of a hypothetical $10,000 investment made on January 1, 1987 for the Ultra Series Fund's Balanced Fund and a blended comparative index]

The data is provided to illustrate the past performance of CIMCO's investment team in managing a substantially similar investment portfolio and does not represent the performance of the MEMBERS Mutual Funds' Conservative Balanced Fund. Investors should not consider this performance data as an indication of future performance of the MEMBERS Mutual Funds' Conservative Balanced Fund.

The performance data was calculated after deducting all fees and charges actually incurred by the USF Balanced Fund. During the periods shown, CUNA Mutual Life Insurance Company and its affiliates absorbed certain expenses for the USF Balanced Fund. If these expenses had been paid by the fund, the performance shown would have been less favorable. The MEMBERS Mutual Funds' Conservative Balanced Fund may have different fees and expenses that would result in different performance data.

The investment results presented are unaudited and are not intended to predict or suggest the returns that might be experienced by the MEMBERS Mutual Funds' Conservative Balanced Fund or an individual investing in the MEMBERS Mutual Funds' Conservative Balanced Fund. Investors should also be aware that the use of a methodology different from that used to calculate the performance presented on this page would result in different performance data.

The High Income Fund

Investor Profile
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

[bullet] are seeking a regular stream of income

[bullet] are seeking higher potential returns than most bond funds and are willing to accept significant risk of volatility

[bullet] want to diversify your investments

[bullet] are seeking a mutual fund for the income portion of an asset allocation program

or

[bullet] are retired or nearing retirement

You may want to invest fewer of your assets in this fund if you:

[bullet] desire relative stability of your principal

or

[bullet] are investing for maximum return over a long time horizon

Investment Objective What is this fund's goal?

The fund seeks high current income by investing primarily in a diversified portfolio of lower-rated, higher-yielding securities. The fund also seeks capital appreciation, but only when consistent with its primary goal.

Principal Risks
What are the main risks of investing in this fund?

Investors should expect greater fluctuations in share price, yield and total return compared to bond funds holding bonds with higher credit ratings and/or shorter maturities. These fluctuations, whether positive or negative, may be sharp and unanticipated. Loss of money is a significant risk of investing in this fund.

Issuers of non-investment grade securities (i.e., "junk" bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

"Junk" bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

The fund may also invest in mortgage-backed securities that are subject to extension and prepayment risks.

These risks, and the risks associated with other higher-risk securities and practices that the fund may utilize, are described in more detail later in this prospectus. Before you invest, please carefully read the section on "Risks."

Portfolio Management
Who makes the investment decisions for this fund?

CIMCO uses one or more subadvisers under a "manager of managers" approach to make investment decisions for this fund. More information about these subadvisers, their investment styles and the "manager of managers" approach is provided later in this prospectus.

Primary Investment Strategies How does this fund pursue its objective?

The fund invests primarily in lower-rated, higher-yielding securities, such as "junk" bonds. Because the performance of these securities has historically been strongly influenced by economic conditions, the fund may rotate securities selection by business sector according to the economic outlook. Under normal circumstances, the fund invests at least 80% of its assets in bonds rated lower than BBB/Baa and their unrated equivalents or other high-yielding securities. Up to 10% of its assets may be invested in bonds rated CC/Ca. Types of bonds include, but are not limited to, domestic and foreign corporate bonds, debentures, notes, convertible securities, preferred stocks, municipal obligations and government obligations. The fund may invest in mortgage-backed securities.

Up to 25% of its assets may be invested in the securities of issuers in any one industry.

The fund may also invest up to 50% of its assets in high-yielding foreign securities, half of which may be invested in emerging market securities.

Subadviser Performance Record

In the future, this section will show how the MEMBERS Mutual Funds' High Income Fund has performed over time, but because the fund was new when this prospectus was printed, its performance could not be presented.

The bar chart and graph on this page set forth performance data relating to the historic performance of the MFS [registered trademark] High Income Fund (Class A shares) since the date indicated. The MFS [registered trademark] High Income Fund has investment objectives, policies, strategies and risks substantially similar to those of the MEMBERS Mutual Funds' High Income Fund and has been managed for more than the last ten years by Massachusetts Financial Services Company ("MFS"), the subadviser currently responsible for the day-to-day investment decisions for the MEMBERS Mutual Funds' High Income Fund.

Performance of the MFS [registered trademark] High Income Fund

[GRAPHIC: bar chart showing average annual total returns from 1987 through 1996 for the MFS [registered trademark] High Income Fund and the Lehman Brothers High Yield Index]

[GRAPHIC: line chart showing the ten year cumulative total return of a hypothetical $10,000 investment made on January 1, 1987 for the MFS [registered trademark] High Income Fund and the Lehman Brothers High Yield Index]

The data is provided to illustrate MFS's past performance in managing a substantially similar investment portfolio and does not represent the performance of the MEMBERS Mutual Funds' High Income Fund. Investors should not consider this performance data as an indication of future performance of the MEMBERS Mutual Funds' High Income Fund.

The performance data was calculated after deducting all fees and charges actually incurred by the MFS [registered trademark] High Income Fund. The MEMBERS Mutual Funds' High Income Fund may have different fees and expenses that would result in different performance data. In addition, the performance data shown is based upon the calendar year, while the MFS [registered trademark] High Income Fund's fiscal year ends January 31st each year. Thus, the annual total return figures may differ from those presented in the MFS [registered trademark] High Income Fund's prospectus. The MEMBERS Mutual Funds' High Income Fund may have different fees and expenses that would result in different performance data.

The investment results presented are unaudited and are not intended to predict or suggest the returns that might be experienced by the MEMBERS Mutual Funds' High Income Fund or an individual investing in the MEMBERS Mutual Funds' High Income Fund. Investors should also be aware that the use of a methodology different from that used to calculate the performance presented on this page would result in different performance data.

The Growth and Income Stock Fund

Investor Profile
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

[bullet] are looking for a stock fund that has both growth and income components

[bullet] are looking for a more conservative alternative to a growth-oriented fund

[bullet] need a core investment

[bullet] seek above-average total return over the long term irrespective of its form (i.e., capital gains or ordinary income)

or

[bullet] are retired or nearing retirement

You may want to invest fewer of your assets in this fund if you:

[bullet] are investing for maximum return over a long time horizon

[bullet] desire your return to be either ordinary income or capital gains, but not both

or

[bullet] require a high degree of stability of your principal

Investment Objective What is this fund's goal?

The  fund  seeks  long-term   capital   growth,   with  income  as  a  secondary
consideration.

Principal Risks
What are the main risks of investing in this fund?

As with any fund that invests in stocks and also seeks income, the value of your investment will fluctuate in response to stock market and interest rate movements. Loss of money is a risk of investing in this fund.

To the extent that it invests in certain securities, the fund may be affected by additional risks relating to foreign securities (currency, information, natural event and political risks) and non-investment grade securities (credit, market, interest rate, liquidity, valuation, and information risks).

These risks, and the risks associated with other higher-risk securities and practices that the fund may utilize, are described in more detail later in this prospectus. Before you invest, please carefully read the section on "Risks."

Portfolio Management
Who makes the investment decisions for this fund?

The fund is managed by a team of CIMCO's portfolio managers. More information about each portfolio manager is provided later in this prospectus.

Primary Investment Strategies
How does this fund pursue its objective?

The fund will focus on stocks of companies with financial and market strength and a long-term record of financial performance, and will, under normal market conditions, maintain at least 80% of its assets in such stocks. Primarily through ownership of a diversified portfolio of common stocks and securities convertible into common stocks, the fund will seek a rate of return in excess of returns typically available from less variable investment alternatives.

The fund will typically invest in securities representing every sector of the S&P 500 in approximately (+/-50%) the same weightings as such sector has in the S&P 500. For example, if technology companies represent 10% of the S&P 500, the fund will typically have between 5% and 15% of its assets invested in securities issued by technology companies.

The fund may also invest in warrants, preferred stocks and debt securities (including non-investment grade debt securities).

The fund may invest up to 25% of its assets in foreign securities.

Investment Adviser Performance Record

In the future, this section will show how the MEMBERS Mutual Funds' Growth and Income Stock Fund has performed over time, but because the fund was new when this prospectus was printed, its performance could not be presented.

The bar chart and graph on this page set forth performance data relating to the historic performance of the Ultra Series Fund's Growth and Income Stock Fund (the "USF Growth and Income Stock Fund") since the date indicated. The USF Growth and Income Stock Fund has investment objectives, policies, strategies and risks substantially similar to those of the MEMBERS Mutual Funds' Growth and Income Stock Fund and has been managed, since the date indicated, by members of CIMCO's portfolio management team who will be managing the MEMBERS Mutual Funds' Growth and Income Stock Fund.

Performance of the Ultra Series Fund's Growth and Income Stock Fund

[GRAPHIC: bar chart showing average annual total returns from 1987 through 1996 for the Ultra Series Fund's Growth and Income Stock Fund and the S&P 500]

[GRAPHIC: line chart showing the ten year cumulative total return of a hypothetical $10,000 investment made on January 1, 1987 for the Ultra Series Fund's Growth and Income Stock Fund and the S&P 500]

The data is provided to illustrate the past performance of CIMCO's investment team in managing a substantially similar investment portfolio and does not represent the performance of the MEMBERS Mutual Funds' Growth and Income Stock Fund. Investors should not consider this performance data as an indication of future performance of the MEMBERS Mutual Funds' Growth and Income Stock Fund.

The performance data was calculated after deducting all fees and charges actually incurred by the USF Growth and Income Stock Fund. During the periods shown, CUNA Mutual Life Insurance Company and its affiliates absorbed certain expenses for the USF Growth and Income Stock Fund. If these expenses had been paid by the fund, the performance shown would have been less favorable. The MEMBERS Mutual Funds' Growth and Income Stock Fund may have different fees and expenses that would result in different performance data.

The investment results presented are unaudited and are not intended to predict or suggest the returns that might be experienced by the MEMBERS Mutual Funds' Growth and Income Stock Fund or an individual investing in the MEMBERS Mutual Funds' Growth and Income Stock Fund. Investors should also be aware that the use of a methodology different from that used to calculate the performance presented on this page would result in different performance data.

 The Capital Appreciation Stock Fund

Investor Profile
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

[bullet] have longer investment time horizons

[bullet] are willing to accept higher on-going short-term risk for the potential of higher long-term returns

[bullet] want to diversify your investments

[bullet] are seeking funds for the growth portion of an asset allocation program

or

[bullet] are investing for retirement or other goals that are many years in the future

You may want to invest fewer of your assets in this fund if you:

[bullet] are investing with a shorter investment time horizon in mind

[bullet] are seeking income rather than capital gains

or

[bullet] are uncomfortable with an investment whose value may vary substantially

Investment Objective What is this fund's goal?

The fund seeks long-term capital appreciation.

Principal Risks
What are the main risks of investing in this fund?

As with any fund that invests in equity securities, the value of your investment will fluctuate in response to stock market movements. Loss of money is a significant risk of investing in this fund.

Due to its focus on stocks that may appreciate in value and lack of emphasis on those that provide current income, this fund will typically experience greater volatility over time than the Growth and Income Stock Fund.

To the extent that the fund invests in higher-risk securities, it takes on additional risks that could adversely affect its performance.

These risks, and the risks associated with other higher-risk securities and practices that the fund may utilize, are described in more detail later in this prospectus. Before you invest, please carefully read the section on "Risks."

Portfolio Management
Who makes the investment decisions for this fund?

The fund is managed by a team of CIMCO's portfolio managers. More information about each portfolio manager is provided later in this prospectus.

Primary Investment Strategies How does this fund pursue its objective?

The fund invests primarily in common stocks and will, under normal market conditions, maintain at least 80% of its assets in such securities. The fund seeks stocks that have a low market price relative to the portfolio managers' expected level and certainty of the issuing company's future earnings. Relative to the Growth and Income Stock Fund, the Capital Appreciation Stock Fund will include some smaller, less developed issuers and some companies undergoing more significant changes in their operations or experiencing significant changes in their markets. The fund will diversify its holdings among various industries and among companies within those industries but will often be less diversified than the Growth and Income Stock Fund. The combination of these factors introduces greater investment risk than the Growth and Income Stock Fund, but can also provide higher long-term returns than are typically available from less risky investments.

The fund will typically invest in securities representing every sector of the S&P 500 in approximately (+/-100%) the same weightings as such sector has in the S&P 500. For example, if technology companies represent 10% of the S&P 500, the fund will typically have between 0% and 20% of its assets invested in securities issued by technology companies.

The fund may also invest in warrants, preferred stocks and convertible debt securities, and may invest up to 25% of its assets in foreign securities.

Investment Adviser Performance Record

In the future, this section will show how the MEMBERS Mutual Funds' Capital Appreciation Stock Fund has performed over time, but because the fund was new when this prospectus was printed, its performance could not be presented.

The bar chart and graph on this page set forth performance data relating to the historic performance of the Ultra Series Fund's Capital Appreciation Stock Fund (the "USF Capital Appreciation Stock Fund") since its inception on January 3, 1994. The USF Capital Appreciation Stock Fund has investment objectives, policies, strategies and risks substantially similar to those of the MEMBERS Mutual Funds' Capital Appreciation Stock Fund and has been managed, since its inception, by members of CIMCO's portfolio management team who will be managing the MEMBERS Mutual Funds' Capital Appreciation Stock Fund.

Performance of the Ultra Series Fund's Capital Appreciation Stock Fund

[GRAPHIC: bar chart showing average annual total returns from 1987 through 1996 for the Ultra Series Fund's Capital Appreciation Stock Fund and the S&P 400]

[GRAPHIC: line chart showing the ten year cumulative total return of a hypothetical $10,000 investment made on January 1, 1987 for the Ultra Series Fund's Capital Appreciation Stock Fund and the S&P 400]

* The fund began operations on January 3, 1994. 1994 data is for the period from January 3 through December 31, 1994.

The data is provided to illustrate the past performance of CIMCO's investment team in managing a substantially similar investment portfolio and does not represent the performance of the MEMBERS Mutual Funds' Capital Appreciation Stock Fund. Investors should not consider this performance data as an indication of future performance of the MEMBERS Mutual Funds' Capital Appreciation Stock Fund.

The performance data was calculated after deducting all fees and charges actually incurred by the USF Capital Appreciation Stock Fund. During the periods shown, CUNA Mutual Life Insurance Company and its affiliates absorbed certain expenses for the USF Capital Appreciation Stock Fund. If these expenses had been paid by the fund, the performance shown would have been less favorable. The MEMBERS Mutual Funds' Capital Appreciation Stock Fund may have different fees and expenses that would result in different performance data.

The investment results presented are unaudited and are not intended to predict or suggest the returns that might be experienced by the MEMBERS Mutual Funds' Capital Appreciation Stock Fund or an individual investing in the MEMBERS Mutual Funds' Capital Appreciation Stock Fund. Investors should also be aware that the use of a methodology different from that used to calculate the performance presented on this page would result in different performance data.

The International Stock Fund

Investor Profile
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

[bullet] are seeking to diversify your domestic investments

[bullet] are seeking access to markets that can be less accessible to individual investors in the U.S.

[bullet] are seeking funds for the growth portion of an asset allocation program

or

[bullet] are investing for goals that are many years in the future

You may want to invest fewer of your assets in this fund if you:

[bullet] are investing with a shorter investment time horizon in mind

[bullet] are uncomfortable with an investment whose value may vary substantially

[bullet] are seeking income rather than capital gains

or

[bullet] want to limit your exposure to foreign markets or currencies or income from foreign sources

Investment Objective What is this fund's goal?

The fund seeks long-term growth of capital by investing primarily in foreign equity securities. "Foreign equity securities" includes all foreign securities (defined later in this prospectus) having equity characteristics.

Principal Risks
What are the main risks of investing in this fund?

As with any fund investing in stocks, the value of your investment will fluctuate in response to stock market movements. Loss of money is a risk of investing in this fund.

Because it invests in foreign securities, the fund carries additional risks, including currency, information, natural event and political risks. These risks, which may make the fund more volatile than a comparable domestic growth fund, are described in more detail later in this prospectus. The risks of international investing are higher in emerging markets such as those of Latin America, Asia and Eastern Europe. To the extent that the fund invests in smaller capitalization companies or utilizes higher-risk securities and practices, it takes on further risks that could adversely affect its performance.

These risks, and the risks associated with other higher-risk securities and practices that the fund may utilize, are described in more detail later in this prospectus. Before you invest, please carefully read the section on "Risks."

Portfolio Management
Who makes the investment decisions for this fund?

CIMCO uses one or more subadvisers under a "manager of managers" approach to make investment decisions for this fund. More information about these subadvisers, their investment styles and the "manager of managers" approach is provided later in this prospectus.


Primary Investment Strategies How does this fund pursue its objective?

Under normal circumstances, the fund invests at least 80% of its assets in foreign equity securities. The fund does not have a singular investment strategy; instead, it allocates portions of its assets to one or more subadvisers with specialized inter-national strategies to achieve a blend of investment styles. At least two-thirds (66.6%) of the fund's assets will be managed by a subadviser who uses an inter-national large capitalization, developed foreign country stock approach, such as an EAFE style. The fund's remaining assets will be managed by subadvisers who use emerging markets, international small capitalization, or other strategies. The percentage of assets allocated to any one investment style will vary depending upon CIMCO's perception of the relative attractiveness of each style under current market conditions.

The fund's definition of "foreign equity securities" (see the investment objective above) encompasses many foreign securities, including ADRs, EDRs, GDRs, foreign money market securities, and forward foreign currency exchange contracts (these terms are defined later in this prospectus).

Under normal circumstances, the fund invests primarily in common stocks and other securities having equity characteristics, but may invest in almost any type of security, foreign or domestic, including preferred stock, securities convertible into stock, warrants and investment-grade debt securities.

INVESTMENT STRATEGIES COMMON TO MULTIPLE FUNDS

The following section provides you with more information about certain investment strategies used by more than one of the MEMBERS Mutual Funds. Please read this section in conjunction with the fund pages and the next section on risks.

Money Market Securities. For liquidity and flexibility, each fund (other than the Strategic Reserves Fund) may temporarily invest up to 20% of its assets in investment-grade short-term securities of the type in which the Strategic Reserves Fund invests. (The Strategic Reserves Fund invests 100% of its assets in such securities.) Although each fund expects to pursue its investment objective utilizing its primary investment strategies regardless of market conditions, each fund reserves the right to invest up to 100% in these securities as a defensive tactic in abnormal market conditions.

Foreign Securities. Each fund may invest in foreign securities (as defined later in this prospectus), although only the International Stock and High Income funds anticipate having significant investments in such securities. As described above, the International Stock Fund may invest all and the High Income fund may invest half of its assets in foreign securities. No fund will concentrate its investments in any particular foreign country.

Investments in foreign securities may offer potential benefits not available from investments solely in securities of domestic issuers or U.S. dollar denominated securities (domestic securities). Investing in foreign securities involves significant risks that are not typically associated with investing in domestic securities. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the U.S. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investment due to settlement problems could result either in losses to a fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the U.S. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Other Practices. Each fund (other than the Strategic Reserves Fund) may also invest in certain higher-risk investments, including derivative and leveraged investments, and may engage in other investment practices. These investments and practices are described in the following pages. The chart on page 22 provides information as to the extent which each fund may invest in higher risk securities or engage in higher risk practices.

RISKS

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You will find the most concise description of each fund's risk profile in the fund pages.

The funds are permitted to utilize, within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. On the following pages are brief descriptions of these securities and practices, along with their associated risks. The funds follow certain policies that may reduce these risks.

There is no guarantee that the performance of any of the funds, or any other mutual fund, will be positive over any period of time.

Types of Investment Risk

Correlation Risk. The risk that changes in the value of a hedging instrument or hedging technique will not match those of the asset being hedged (hedging is the use of one investment to offset the possible adverse effects of another investment).

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise not honor a financial obligation.

Currency Risk. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the U.S. dollar value of an investment.

Extension Risk. The risk that an unexpected rise in prevailing interest rates will extend the life of an outstanding mortgage-backed security by reducing the expected number of mortgage prepayments, typically reducing the security's value.

Hedging Risk. When a fund hedges an asset it holds (typically by using a derivative contract or derivative security), any gain or loss generated by the hedge should be substantially offset by losses or gains on the hedged asset. Hedging is a useful way to reduce or eliminate risk of loss, but it will also reduce or eliminate the potential for investment gains.

Information Risk. The risk that key information about a security or market is inaccurate or unavailable.

Interest Rate Risk. The risk of declines in market value of an income bearing investment due to changes in prevailing interest rates. With fixed-rate securities, a rise in interest rates typically causes a decline in market values, while a fall in rates typically causes an increase in market values.

Leverage Risk. The risks associated with securities or investment practices that enhance return (or loss) without increasing the amount of investment, such as buying securities on margin or using certain derivative contracts or derivative securities. A fund's gain or loss on a leveraged position may be greater than the actual market gain or loss in the underlying security or instrument. A fund may also incur additional costs in taking a leveraged position (such as interest on borrowings) that may not be incurred in taking a non-leveraged position.

Liquidity Risk. The risk that certain securities or other investments may be difficult or impossible to sell at the time the fund would like to sell them or at the price the fund values them.

Management Risk. The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, due to factors that have nothing to do with the issuer. Common to all stocks and bonds and the mutual funds that invest in them.

Natural Event Risk. The risk of losses attributable to natural disasters, crop failures and similar events.

Opportunity Risk. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Political Risk. The risk of losses directly attributable to government actions or political events of any sort.

Prepayment Risk. The risk that an unexpected fall in prevailing interest rates will shorten the life of an outstanding mortgage-backed security by increasing the expected number of mortgage prepayments, thereby reducing the security's return.

Speculation Risk. Speculation is the assumption of risk in anticipation of gain but recognizing a higher than average possibility of loss. To the extent that a derivative contract or derivative security is used speculatively (i.e., not used as a hedge), the fund is directly exposed to the risks of that derivative contract or security. Gains or losses from speculative positions in a derivative contract or security may be substantially greater than the derivative contract or security's original cost.

Valuation Risk. The risk that the market value of an investment falls substantially below the fund's valuation of the investment.

Higher-Risk Securities and Practices

Security or Practice -- American Depository Receipts (ADRs)

Description -- ADRs are receipts typically issued by a U.S. financial institution which evidence ownership of underlying securities of foreign corporate issuers. Generally, ADRs are in registered form and are designed for trading in U.S. markets.

Related Risks -- Market, currency, information, natural event, and political risks (i.e., the risks of foreign securities).

Security or Practice -- Asset-backed Securities

Description -- Securities backed by pools of commercial and/or consumer loans such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (i.e., credit card) agreements and other categories of receivables.

Related Risks -- Credit, extension, prepayment, and interest rate risks.

Security or Practice -- Borrowing

Description -- The borrowing of money from financial institutions or through reverse repurchase agreements.

Related Risks -- Leverage and credit risks.

Security or Practice -- European and Global Depository Receipts (EDRs and GDRs)

Description -- EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. financial institution similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

Related Risks -- Market, currency, information, natural event, and political risks (i.e., the risks of foreign securities).

Security or Practice -- Financial Futures Contracts and Related Options

Description -- Contracts involving the right or obligation to deliver or receive assets or money depending on the performance of one or more assets.

Related Risks -- Interest rate, currency, market, hedging or speculation, leverage, correlation, liquidity, and opportunity risks.

Security or Practice -- Foreign Money Market Securities

Description -- Short-term debt obligations issued either by foreign financial institutions or by foreign branches of U.S. financial institutions or foreign issuers.

Related Risks -- Market, currency, information, interest rate, natural event, and political risks.

Security or Practice -- Foreign Securities

Description -- Securities issued by companies organized or whose principal operations are outside the U.S., securities issued by companies whose securities are principally traded outside the U.S., or securities denominated or quoted in foreign currency. The term "foreign securities" includes ADRs, EDRs, GDRs, and foreign money market securities.

Related Risks -- Market, currency, information, natural event, and political risks.

Security or Practice -- Forward Foreign Currency Exchange Contracts

Description -- Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.

Related Risks -- Currency, liquidity, and leverage risks. When used for hedging, also has hedging, correlation, and opportunity risks. When used speculatively, also has speculation risks.

Security or Practice -- Futures Contracts

Description -- In general, an agreement to buy or sell a specific amount of a commodity, financial instrument, or index at a particular price on a stipulated future date. Financial futures contracts include interest rate futures contracts, index futures contracts, and currency futures contracts. Unlike an option, a futures contract obligates the buyer to buy and the seller to sell the underlying commodity or financial instrument at the agreed-upon price and date.

Related Risks -- Interest rate, currency, market, hedging or speculation, leverage, correlation, liquidity, credit, and opportunity risks.

Security or Practice -- Illiquid Securities

Description -- Any investment that may be difficult or impossible to sell at the time the fund would like to sell it for the price at which the fund values it.

Related Risks -- Liquidity, valuation and market risks.

Security or Practice -- Mortgage-Backed Securities

Description -- Securities backed by pools of mortgages, including passthrough certificates, PACs, TACs, collateralized mortgage obligations (CMOs), and when available, pools of mortgage loans generated by credit unions.

Related Risks -- Credit, extension, prepayment, and interest rate risks.

Security or Practice -- Non-Investment Grade Securities

Description -- Investing in debt securities rated below BBB/Baa ("junk" bonds).

Related Risks -- Credit, market, interest rate, liquidity, valuation, and information risks.

Security or Practice -- Options

Description -- In general, an option is the right to buy (called a "call") or sell (called a "put") property for an agreed-upon price at any time prior to an expiration date. Both call and put options may be either written (i.e., sold) or purchased on securities, indices, interest rate futures contracts, index futures contracts, or currency futures contracts.

Related Risks -- Interest rate, currency, market, hedging or speculation, leverage, correlation, liquidity, credit, and opportunity risks.

Security or Practice -- Repurchase Agreements

Description -- The purchase of a security that the issuer agrees to buy back later at the same price plus interest.

Related Risks -- Credit risk.

Security or Practice -- Restricted Securities

Description -- Securities originally issued in a private placement rather than a public offering. These securities often cannot be freely traded on the open market.

Related Risks -- Liquidity, valuation, and market risks.

Security or Practice -- Reverse Repurchase Agreements

Description -- The lending of short-term debt securities; often used to facilitate borrowing.

Related Risks -- Leverage and credit risks.

Security or Practice -- Securities Lending

Description -- The lending of securities to financial institutions, which provide cash or government securities as collateral.

Related Risks -- Credit risk.

Security or Practice -- Shares of Other Investment Companies

Description -- The purchase of shares issued by other investment companies. These investments are subject to the fees and expenses of both the MEMBERS Mutual Funds and the other investment company.

Related Risks -- Market risks and the layering of fees and expenses.

Security or Practice -- Short-Term Trading

Description -- Selling a security soon after purchase (a fund engaging in short-term trading will have higher turnover and transaction expenses).

Related Risks -- Market risk.

Security or Practice -- Smaller Capitalization Companies

Description -- The purchase of securities issued by a company with a market capitalization (i.e., the price per share of its common stock multiplied by the number of shares of common stock outstanding) of less than $1 billion.

Related Risks -- Market risk.

Security or Practice -- When-Issued Securities and Forward Commitments

Description -- The purchase or sale of securities for delivery at a future date; market value may change before delivery.

Related Risks -- Market, opportunity, and leverage risks.

Higher Risk Securities and Practices Table. The following table shows each fund's investment limitations with respect to certain higher risk securities and practices as a percentage of portfolio assets.

                                                          Conser-        Conser-                  Growth        Capital
                                             Strategic    vative         vative         High       and           Appre-       Int'l
                                             Reserves      Bond         Balanced       Income     Income        ciation       Stock
------------------------------------------ ------------ ------------ ------------- ------------ ------------ ------------ ---------
Investment Practices
------------------------------------------ ------------ ------------ ------------- ------------ ------------ ------------ ---------
Borrowing; Reverse Repurchase Agreements       30           30            30           30           30           30           30
------------------------------------------ ------------ ------------ ------------- ------------ ------------ ------------ ---------
Repurchase Agreement                          solid        solid        solid         solid        solid        solid        solid
------------------------------------------ ------------ ------------ ------------- ------------ ------------ ------------ ---------
Securities Lending                              X           30            30           30           30           30           30
------------------------------------------ ------------ ------------ ------------- ------------ ------------ ------------ ---------
Short-term Trading                            solid        solid        solid         solid        solid        solid        solid
------------------------------------------ ------------ ------------ ------------- ------------ ------------ ------------ ---------
When-Issued Securities; Forward                25           25            25           25           25           25           25
Commitments
------------------------------------------ ------------ ------------ ------------- ------------ ------------ ------------ ---------
Conventional Securities
------------------------------------------ ------------ ------------ ------------- ------------ ------------ ------------ ---------
Shares of Other Investment Companies            X        10 hollow    10 hollow     10 hollow    10 hollow    10 hollow    10 hollow
------------------------------------------ ------------ ------------ ------------- ------------ ------------ ------------ ---------
Non-Investment Grade Securities                 X           20            10          solid          5            5            5
------------------------------------------ ------------ ------------ ------------- ------------ ------------ ------------ ---------
Foreign Securities                            25(1)         20            15           50           25           25          solid
------------------------------------------ ------------ ------------ ------------- ------------ ------------ ------------ ---------
Illiquid Securities                            10           15            15           30           10           10           15
------------------------------------------ ------------ ------------ ------------- ------------ ------------ ------------ ---------
Restricted Securities                           25           15            15           30           10           10           15
------------------------------------------ ------------ ------------ ------------- ------------ ------------ ------------ ---------
Mortgage-backed Securities; REITs               X           30            15           30           10            X            X
------------------------------------------ ------------ ------------ ------------- ------------ ------------ ------------ ---------
Derivative Securities and Contracts
------------------------------------------ ------------ ------------ ------------- ------------ ------------ ------------ ---------
Options and Futures Contracts

[bullet] Options on Securities or Indices       X        10 hollow    10 hollow     10 hollow    10 hollow    10 hollow       10

[bullet] Futures Contracts(2)                   X        5 hollow      5 hollow     5 hollow     5 hollow     5 hollow         5

[bullet] Options on Futures Contract(2)         X        10 hollow    10 hollow     10 hollow    10 hollow    10 hollow       10
------------------------------------------ ------------ ------------ ------------- ------------ ------------ ------------ ---------
Forward Foreign Currency Exchange               X            X            X         10 hollow        X            X        10 hollow
Contracts
------------------------------------------ ------------ ------------ ------------- ------------ ------------ ------------ ---------

(1)  Foreign money market securities only.
(2)  Financial futures contracts and related options only.

Legend

30 A number indicates the maximum percentage of total assets that the fund is permitted to invest in that practice or type of security. Numbers in this table show allowable usage only; for actual usage, consult the fund's annual and semi-annual reports.

[solid] A solid check mark means that there is no policy limitation on the fund's usage of that practice or type of security, and that the fund may be currently using that practice or investing in that type of security.

[hollow] A hollow check mark means that the fund is permitted to use that practice or invest in that type of security, but is not expected to do so on a regular basis.

[x] An "x" mark means that the fund is not permitted to use that practice or invest in that type of security.

YOUR ACCOUNT

Choosing a Share Class

Two classes of shares are available, Class A and Class B. Each class has its own cost structure, allowing you to choose the one that best meets your needs. Your financial representative can help you decide between the share classes. For estimated expenses of Class A and B shares, see the expense table earlier in this prospectus.

Class A

[bullet] Front-end sales charges, as described below. There are several ways to reduce these charges, also described below.

[bullet] Lower annual expenses than Class B shares.

Class B

[bullet] No front-end sales charge; all your money goes to work for you right away.

[bullet] Higher annual expenses than Class A shares.

[bullet] A deferred sales charge on shares you sell within five years of purchase, as described below.

[bullet] Automatic conversion to Class A shares after seven years, thus reducing future annual expenses. (Class B shares purchased by reinvesting Class B dividends convert to Class A shares proportionately.)

The decision as to which class of shares is better suited to your needs depends on a number of factors which you should discuss with your financial representative. The two most important factors are the size of your investment and the length of time that you plan to hold your investment. The following graphic focuses on these two factors and is intended only to provide you and your financial representative with a framework to assist you in making your decision. It is not intended to provide rigid guidelines, to be investment advice, or to make specific investment recommendations. Your considerations and circumstances will differ from those of other investors.

[GRAPHIC: rectangle divided into three parts labelled "Consider Class A", "Consider Class B" and "Consult your financial representative"; x-axis labelled "Investment Time Horizon"; y-axis labelled "Size of Investment"]

When to consider Class A. The combination of a lower Class A sales charge on larger purchases and lower annual expenses make Class A shares more attractive as the size of your investment increases. For this reason, we will not normally accept purchase orders of $500,000 or more for Class B shares from a single investor.

When to consult your financial representative. The specific combination of the size of your investment, your expected investment timeframe, and other factors will help you and your financial representative decide which class is right for you.

When to consider Class B. The combination of higher annual Class B expenses and the Class B CDSC will not typically exceed the Class A sales charge on smaller purchases (with the exception of income funds), regardless of your investment timeframe. As the size of your investment increases, your investment time horizon becomes more important to your decision because the Class B CDSC decreases over time.

How Sales Charges Are Calculated

Class A Sales Charges

                                          Strategic Reserves Fund
                                         Conservative Balanced Fund
                                        Growth and Income Stock Fund
                                      Capital Appreciation Stock Fund                           Conservative Bond Fund
     Purchase Payment                    International Stock Fund                                 High Income Fund

--------------------------- ----------------------------------------------------- -------------------------------------------------
                                    As a % of                As a % of Net                As a % of               As a % of Net
                                Purchase Payment            Amount Invested           Purchase Payment           Amount Invested
      Under $50,000                   5.3%                       5.6%                       4.3%                       4.5%
    $50,000 to $99,999                4.3%                       4.5%                       3.8%                       4.0%
   $100,000 to $249,999               3.3%                       3.4%                       3.3%                       3.4%
   $250,000 to $499,999               2.3%                       2.4%                       2.3%                       2.4%
   $500,000 to $999,999               1.9%                       2.0%                       1.9%                       2.0%
  $1,000,000 and over(1)              None                       None                       None                       None

     (1) There is a contingent deferred sales charge (CDSC) assessed on purchases of Class A shares of over $1,000,000. The CDSC will be calculated as described below relating to the CDSC for Class B shares, except at a rate of 1% in the first year and 0.5% in the second year following the purchase.

Class B Sales Charges

Class B Shares are offered at their net asset value per share, without any initial sales charge. However, there is a contingent deferred sales charge
(CDSC) on shares you sell within five years of buying them. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:

Years After Purchase                1        2       3         4      5      6
--------------------------------------------------------------------------------
CDSC                               4.5%    4.0%     3.5%     3.0%    2.0%   None


For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

CDSC calculations are based on the number of shares being sold, not on the value of your entire account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC. Specifically, we will sell shares that represent share price increases (if any) first, then dividends, then the oldest-aged shares.

For example, assume that you purchased 100 shares of a fund on January 1, Year 1 for $10 per share, another 100 shares on January 1, Year 2 for $15 per share, and another 100 shares on January 1, Year 3 for $20 per share. Also assume that dividends of $1.50 and $2.00 per share were paid on December 31, Year 1 and Year 2, respectively, and reinvested. Your account can be summarized as:

            Date                         Action                 Price Per      Shares Purchased         Total             Account
                                                                  Share                                Shares              Value
----------------------------- ----------------------------- ------------------ ------------------ ------------------ --------------
January 1, Year 1             Purchased shares                     $10                100                100              $1,000
----------------------------- ----------------------------- ------------------ ------------------ ------------------ --------------
December 31, Year 1           Reinvested dividends                 $15                10                 110              $1,150
----------------------------- ----------------------------- ------------------ ------------------ ------------------ --------------
January 1, Year 2             Purchased shares                     $15                100                210              $3,150
----------------------------- ----------------------------- ------------------ ------------------ ------------------ --------------
December 31, Year 2           Reinvested dividends                 $20                21                 231              $4,620
----------------------------- ----------------------------- ------------------ ------------------ ------------------ --------------
January 1, Year 3             Purchased shares                     $20                100                331              $6,620
----------------------------- ----------------------------- ------------------ ------------------ ------------------ --------------

Assume further that you sell 200 shares in Year 3 and that the share price as of the end of the day you sell your shares is $20. The $6,620 in your account can be broken down into share price increases of $1,550 (100 shares appreciated from $10 to $20 per share; 110 shares appreciated from $15 to $20 per share; and 121 shares have not appreciated), dividends of $570 ($150 on 12/31 in Year 1 and $420 on 12/31 in Year 2), and purchase payments of $4,500 ($1,000 in Year 1, $1,500 in Year 2, and $2,000 in Year 3).
You would incur the following CDSC charges:

Type of Shares Sold (in order)                           Amount                    CDSC (%)                   CDSC ($)
----------------------------------------------- -------------------------- -------------------------- --------------------------
Share price increases                                    $1,550                      None                       None
----------------------------------------------- -------------------------- -------------------------- --------------------------
Dividends                                                 $570                       None                       None
----------------------------------------------- -------------------------- -------------------------- --------------------------
Aged Shares (oldest sold first):
----------------------------------------------- -------------------------- -------------------------- --------------------------
Purchased 1/1/95                                         $1,000                     3.5%(1)                      $35
----------------------------------------------- -------------------------- -------------------------- --------------------------
Purchased 1/1/96                                         $880(2)                    4.0%(1)                      $35
----------------------------------------------- -------------------------- -------------------------- --------------------------
Total                                                    $4,000                    1.75%(3)                      $70
----------------------------------------------- -------------------------- -------------------------- --------------------------

(1)  As a percentage of original purchase payment.
(2) $620 of the original $1,500 purchase payment would remain available for redemption.
(3)  As a percentage of the amount redeemed.

Certain withdrawals made through a Systematic Withdrawal Program are not subject to a CDSC. See "Additional Investor Services."

Other Expenses

Service Fees. Each fund, other than the Strategic Reserves Fund, pays its principal underwriter, CUNA Brokerage Services (CUNA Brokerage), a service fee equal to 0.25% of the average daily net assets attributable to each class of shares of that fund. The service fee is used by CUNA Brokerage to cover its costs of servicing shareholder accounts or to compensate other dealers who sell shares of the funds pursuant to agreements with CUNA Brokerage. CUNA Brokerage may retain any portion of the service fee for which there is no dealer of record as partial consideration for its services with respect to shareholder accounts.

Distribution or "12b-1" Fees (Class B only). Each fund pays CUNA Brokerage a fee equal to 0.75% of the average daily net assets attributable to Class B shares of that fund. Like the service fee, this fee may be used by CUNA Brokerage to cover its distribution-related expenses (including commissions paid to dealers).

Sales Charge Reductions and Waivers

Class A shares may be offered without front-end sales charges to various individuals and institutions, including:

[bullet] Trustees/directors, officers and employees of the MEMBERS Mutual Funds, the funds' investment adviser, CIMCO, or the funds' principal underwriter, CUNA Brokerage

[bullet] Registered representatives of CUNA Brokerage

[bullet] Certain qualified pension plans (consult the SAI)

[bullet] Certain institutional investors (consult the SAI)

[bullet] Financial representatives utilizing fund shares in fee-based managed accounts under agreement with the MEMBERS Mutual Funds (wrap fee investors)

There are several ways you can combine multiple purchases of Class A shares to take advantage of the breakpoints in the sales charge schedule.

[bullet] Rights of Accumulation you may add the value of any Class A shares you already own to the amount of your next purchase of Class A shares for purposes of calculating the sales charge.

[bullet] Letter of Intention you may purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

[bullet] Rights of Combination you may combine Class A shares of multiple funds for purposes of calculating the sales charge.

In addition, Class A shares issued or purchased in the following transactions are not subject to Class A sales charges:

[bullet]   Shares   purchased  by  the   reinvestment   of  dividends  or  other
distributions reinvested from one of the MEMBERS Mutual Funds or which reinvestment arrangements have been made with CUNA Brokerage; or

[bullet] Shares purchased and paid for with the proceeds of shares redeemed in the past 12 months from a mutual fund (other than one of the MEMBERS Mutual Funds) on which an initial sales charge or contingent deferred sales charge was paid; this waiver is limited to the amount of the sales charge actually paid and must be requested when the purchase order is placed for your shares of the fund and CUNA Brokerage may require evidence of your qualification for this waiver.

If you think you may be eligible for a sales charge waiver, contact your financial representative or the MEMBERS Mutual Funds, or consult the SAI.

Shareholders With CUNA Brokerage Accounts

The following pages describe how to open or add to an account and how to purchase or sell shares, whether by check, exchange, wire or phone. However, a large part of this information will not be relevant to you if you have a brokerage account with a CUNA Brokerage registered representative, for instance, a PLAN AMERICA [registered trademark] representative. If you have such an account, simply contact your CUNA Brokerage representative whenever you wish to buy, sell or transfer shares for your account.

Opening an Account (applicable to all shareholders)

1.   Carefully read this prospectus.

2. Determine how much you want to invest. The minimum initial investments are as follows:

[bullet] Non-retirement account                 $2,000

[bullet] Retirement account                     $1,000

[bullet] Systematic investment programs         No  minimum  initial  investment
                                                with   a   minimum    systematic
                                                investment of $150 per month

3. Complete the appropriate parts of the account application, carefully following the instructions. If you have questions, please contact your financial representative or call CUNA Brokerage at (800) ___________.

4. Complete the appropriate parts of the account privileges section of the application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5. Make your initial investment either with your CUNA Brokerage financial representative (if you have a CUNA Brokerage account) or by using the table on "Buying Shares" on the next page (if you do not have a CUNA Brokerage account). You and your financial representative can initiate any purchase, exchange or sale of shares.

Buying Shares (not applicable to shareholders who have a CUNA Brokerage account)


                        OPENING AN ACCOUNT                                                 ADDING TO AN ACCOUNT

                                                               BY CHECK

Make out a check for the investment amount, payable to MEMBERS     Make out a check for the investment amount, payable to MEMBERS
Mutual Funds.                                                      Mutual Funds.

Deliver the check and your completed application to your           Fill out the detachable investment slip from an account
financial representative, or mail them to CUNA Brokerage.          statement.  If no slip is available, include a note specifying the fund name, your share class, your account number and the name(s) in which the account is registered.

                                                                   Deliver the check and your investment slip or note to [the transfer agent].


                                                             BY EXCHANGE

Call your financial representative or CUNA Brokerage to request    Call your financial representative or CUNA Brokerage to request
an exchange.                                                       an exchange.


                                                               BY WIRE

Deliver your completed application to your financial               Instruct your credit union or other financial institution to wire
representative, or mail it to CUNA Brokerage.                      the amount of your investment to: ______.

Obtain your account number by calling your financial               Specify the fund name, your share class, your account number and
representative or CUNA Brokerage                                   the name(s) in which the account is registered. Your credit union or other financial institution may charge a fee to wire funds.


Instruct your credit union or other financial institution to wire the amount of your investment to: ________. Specify the fund name, your choice of share class, the new account number and the name(s) in which the account is registered. Your credit union or other financial institution may charge a fee to wire funds



                                                               BY PHONE

See "By wire" and "By exchange.                                    Verify that your credit union or other financial institution is a member of the Automated Clearing House (ACH) system.

                                                                   Complete the "Investing by Phone" and "Credit Union or Other
                                                                   Financial Institution Information" sections on your account application.

                                                                   Call CUNA Brokerage to verify that these features are in place on your account.

                                                                   Tell the CUNA Brokerage representative the fund name, your share class, your account number, the name(s) in which the account is registered and the amount of your investment.

Selling Shares (not applicable to shareholders who have a CUNA Brokerage account)

     BY LETTER (available for accounts of any type and sales of any amount)

Write a letter of instruction indicating the fund name, your share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

Include all signatures and any additional documents that may be required (see next page).

Mail the materials to CUNA Brokerage.

A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

        BY PHONE (available for most accounts and sales of up to $50,000)

For  automated  service  24  hours  a day  using  your  touch-tone  phone,  call
__________.

To place your order with a representative at the MEMBERS Mutual Funds, call CUNA Brokerage between 8 A.M. and 4 P.M. Central time on most business days.

                   BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
(available for accounts of any type to make requests by letter to sell any amount; available for accounts with telephone redemption privileges to make requests by phone to sell up to $50,000)

Fill out the "Telephone Redemption" section of your new account application.

To verify that the telephone redemption privilege is in place on an account, or to request the forms to add it to an existing account, call CUNA Brokerage.

Amounts of $1,000 or more will be wired on the next business day. A $___ fee will be deducted from your account.

Amounts of less than $1,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your credit union or other financial institution may charge a fee for this service.

    BY EXCHANGE (available for accounts of any type and sales of any amount)

Obtain a current prospectus for the fund into which you are exchanging by calling your financial representative or CUNA Brokerage.

Call your financial representative or CUNA Brokerage to request an exchange.

Selling Shares in Writing (not applicable to shareholders who have a CUNA Brokerage account)

In certain circumstances, you will need to make your request to sell shares in writing and you may need to include additional items with your request. In addition, you will need to obtain a signature guarantee if your address of record has changed within the past 30 days, you are selling more than $50,000 worth of shares, or you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s). You can generally obtain a signature guarantee from a credit union or other financial institution, a broker or securities dealer, or a securities exchange or clearing agency. A notary public CANNOT provide a signature guarantee.

If you are:                                             To make a written request to sell shares, you must include:
------------------------------------------------ ------ ---------------------------------------------------------------------------
An owner of an individual, joint, sole                  [bullet] Letter of instruction
proprietorship, UGMA/UTMA (custodial accounts           [bullet] On the letter, the signatures and titles of all persons authorized
for minors) or a general partner account                to sign for the account, exactly as the account is registered
                                                        [bullet] Signature guarantee if applicable (see above)
------------------------------------------------ ------ ---------------------------------------------------------------------------
An owner of a corporate or association account          [bullet] Letter of instruction
                                                        [bullet] Corporate resolution, certified within the past two years, specifying the individual(s) authorized to sell securities
                                                        [bullet] On the letter and the resolution, the signature of the person(s)
                                                        authorized to sign for the account
                                                        [bullet] Signature guarantee if applicable (see above)
------------------------------------------------ ------ ----------------------------------------------------------------------------
An owner or trustee of a trust account                  [bullet] Letter of instruction containing the signature(s) of the trustee(s)
                                                        [bullet] If the names of all trustees are not registered on the account, please also provide a copy of the trust document certified within the past six months, specifying the individual(s) authorized to sell securities
                                                        [bullet] Signature guarantee if applicable (see above)
------------------------------------------------ ------ ----------------------------------------------------------------------------
A joint tenancy shareholder whose co-tenant(s)          [bullet] Letter of instruction signed by the surviving tenant
are deceased                                            [bullet] Copy of death certificate(s) of the deceased co-tenant(s)
                                                        [bullet] Signature guarantee if applicable (see above)
------------------------------------------------ ------ ----------------------------------------------------------------------------
An executor of a shareholder's estate                   [bullet] Letter of instruction signed by the executor
                                                        [bullet] Copy of the order appointing the executor
                                                        [bullet] Signature guarantee if applicable (see above)
------------------------------------------------ ------ ----------------------------------------------------------------------------
An administrator, conservator, guardian or              [bullet] Call CUNA Brokerage 1-800-__________ for instructions other seller or the owner of an account type
not listed above

Transaction Policies

Limitation on Purchases. If you purchase shares by check and your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred. We do not accept third-party checks, credit cards, credit card checks or cash to purchase shares. All purchase payments must be denominated in U.S. dollars and drawn on or from U.S. credit unions or other financial institutions.

Valuation of Shares. The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 3 P.M. Central time) by dividing the net assets of each fund and class by the number of shares outstanding of that fund and class.

Buy and Sell Prices. When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable CDSC.

Execution of Requests. Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is accepted by CUNA Brokerage [or the transfer agent]. In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone Transactions. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, CUNA Brokerage will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, CUNA Brokerage is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record or wired (if pre-authorized) to a credit union or other financial institution account.

Exchanges. You may exchange shares of one fund for shares of the same class of any other fund, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B shares will continue to "age" from the date of purchase of the original fund and will retain the same CDSC rate as they had before the exchange.

To protect the interests of other investors in the fund, a fund may refuse any exchange order and may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than four exchanges per owner or controlling party per calendar year. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated Shares. We do not issue share certificates. Instead, ownership of all shares is electronically recorded.

Sales in Advance of Purchase Payments. When you place a request to sell shares for which the purchase payment has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Eligibility by State. You may only invest in, or exchange into, fund shares legally available in your state.

Dividends and Account Policies

Account Statements. In general, you will receive account statements every quarter, as well as after every transaction (except a dividend reinvestment or systematic investment) that affects your account balance and after any changes of name or address of the registered owner(s).

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends. The funds generally distribute most or all of their net earnings in the form of dividends.

                                             Dividends            Dividends
              Fund                          Declared               Paid

     Strategic Reserves Fund                  Daily               Monthly
     Conservative Bond Fund                   Daily               Monthly
   Conservative Balanced Fund                 Daily              Quarterly
        High Income Fund                      Daily               Monthly
  Growth and Income Stock Fund                Daily              Quarterly
 Capital Appreciation Stock Fund              Daily              Annually
    International Stock Fund                  Daily              Annually

Dividend Reinvestments. Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

Unless you hold shares of the funds in a brokerage account with CUNA Brokerage, you may be able to invest the dividends from one of the MEMBERS Mutual Funds in shares of another one of the MEMBERS Mutual Funds. Call us at (800) ________ for details about cross-fund dividend reinvestment.

Taxability of Dividends. As long as a fund meets the requirements for being a tax-qualified regulated investment company, which each fund intends to do, it pays no federal income tax on the earnings it distributes to shareholders. Consequently, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. A fund's long-term capital gains distributions are taxable as capital gains; dividends from other sources are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive. The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of Transactions. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small Accounts (Non-retirement Only). We reserve the right, and currently intend, to close any account that has had a balance of less than $2,000 for 24 consecutive months. Your account will not be closed if its drop in value is due to fund performance or the effects of sales charges. We will mail you the proceeds if your account is closed.

Additional Investor Services

Systematic Investment Program. You can set up regular investments from your paycheck or credit union or other financial institution account to the fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate the program at any time. Investments must be made at least once each month and must each be at least $150. To take advantage of the systematic investment program, simply complete the appropriate parts of your account application.

Systematic Withdrawal Program. If your account balance is at least $10,000, you can make periodic withdrawals from your account. You must fill out the relevant portion of your account application, specifying the payee(s) (which may be yourself and/or any other party or parties) and the payment schedule (monthly, quarterly, semi-annually, annually or in certain selected months). All payees must be on the same payment schedule. To begin taking advantage of the systematic withdrawal program with an existing account, contact your financial representative or CUNA Brokerage. No CDSC will be charged on systematic withdrawals that are limited annually to no more than 12% of your account's value at the beginning of the year. This 12% "free out" is in addition to other withdrawals permitted free of CDSCs (see "How Sales Charges are Calculated").

Systematic Exchange Program. If your account balance is at least $10,000, you can exchange your shares for the same class of shares of other MEMBERS Mutual Funds under the systematic exchange program. You determine the frequency and amount of your exchanges, and you can terminate the program at any time. Exchanges must be made at least once each month and must each be at least $150. To take advantage of the systematic exchange program, simply complete the appropriate parts of your account application.

            You should not use the systematic withdrawal or exchange programs to sell shares of a fund that you are also planning to buy. Buying shares during a period when you are also selling shares of the same fund is not advantageous to you because of sales charges.

Retirement Plans. MEMBERS Mutual Funds can be used in a range of qualified retirement plans, including IRAs, SEPs, 401(k) plans, 403(b) plans (including
TSAs) and other pension and profit-sharing plans. Using these plans, you can invest in any fund with a minimum investment of $1,000. To find out more, call CUNA Brokerage at 1-800-___________.

MORE ABOUT THE MEMBERS MUTUAL FUNDS

Organization

Each fund is a separate investment portfolio of the MEMBERS Mutual Funds, an open-end management investment company that is organized as a Delaware business trust and governed by a board of trustees. The board retains various service providers to carry out each fund's operations, including the investment adviser and any subadvisers, custodian, transfer agent and others. The diagram on page 35 is intended to give you a sense of the relationships among a fund and its various service providers. The board has the right (and the obligation) to terminate a fund's relationship with a service provider and to retain a different service provider if the board believes it is in the shareholders' best interests to do so.

The board may include individuals who are affiliated with CIMCO, the funds' investment adviser. However, the majority of board members are not affiliated with CIMCO.

The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving a management contract or approving a 12b-1 plan (12b-1 fees are explained in "Sales Compensation").

The MEMBERS Mutual Funds issue a separate series of shares of beneficial interest for each fund, subdivided into class A shares and class B shares. Each series of shares represents a fractional undivided interest in its fund.

The organizational chart on the next page shows the relationships between and among you, as a shareholder, the MEMBERS Mutual Funds, its Board of Trustees, and the various service providers who perform services for the funds.

         MEMBERS Mutual Funds
         Organizational Chart

[GRAPHIC: an organizational chart with the following circles connected by either solid, dotted or dashed lines and arrows. In the center, there is a circle (the "fund circle") containing the words "MEMBERS Mutual Funds, Strategic Reserves Fund, Conservative Bond Fund, Conservative Balanced Fund, High Income Fund, Growth and Income Stock Fund, Capital Appreciation Stock Fund, and International Stock Fund." Clockwise from the top, there is a circle containing the words "You (a shareholder) - along with the other shareholders, you own the fund and have the right to elect trustees" connected to the fund circle by a solid arrow and connected to a circle (the "board circle") containing the words "Board of Trustees - have overall management responsibility over the funds" by a dotted arrow. The board circle is connected to the fund circle by a dotted arrow. A circle containing the words "Custodian: - holds the assets of each fund separate from any other account" is connected to the fund circle with a dashed arrow. A circle containing the words "Independent Public Accountant: audits the funds financial statement, books and reports" is connected to the fund circle with a dashed arrow. A circle containing the words "Principal Underwriter: CUNA Brokerage Services, Inc. - buys shares from the funds and sells them to you through its registered representatives or to other broker-dealers" is connected to the fund circle with a dashed arrow. A circle containing the words "Transfer
Agent: - performs shareholder servicing functions, such as processing purchase and redemption requests, electronic recordkeeping and paying dividends" is connected to the fund circle with a dashed arrow. A circle (the "assets circle") containing the words "Portfolio Securities - the investments held by each fund" is connected to the fund circle with a solid arrow. A circle (the "subadviser circle") containing the words "Subadvisers - manage certain portions of the assets of certain funds" is connected to the asset circle with a dotted arrow. The subadviser circle is also connected with a dashed arrow to a circle (the "adviser circle") containing the words "Investment Adviser: CIMCO Inc. - manages the assets of each of the funds." The adviser circle is connected to the fund circle with a dashed arrow and connected to the assets circle with a dotted arrow. A circle containing the words "Fund Administrator: - conducts daily fund accounting and SEC compliance reporting" is connected to the fund circle with a dashed arrow. A legend at the bottom of the page states that a dashed arrow indicates a contractual relationship, a solid arrow indicates an ownership relationship, and a dotted arrow indicates a management relationship.]

Portfolio Management

CIMCO was established on July 6, 1982. It provides investment advice to the investment portfolios of the CUNA Mutual Group (CUNA Mutual Insurance Society, its "permanent affiliate" CUNA Mutual Life Insurance Company and their affiliates). The majority of CIMCO's board of directors are independent of the MEMBERS Mutual Funds and the CUNA Mutual Group. CIMCO's principal place of business is 5910 Mineral Point Road, Madison, WI 53705.

CIMCO employs a team approach in the management of all the funds. The Strategic Reserves, Conservative Bond, Conservative Balanced, Growth and Income Stock, and Capital Appreciation Stock funds are managed by portfolio managers employed by CIMCO. As of the date of this prospectus, CIMCO's team consisted of the following portfolio managers:

Lawrence R. Halverson, CFA (Chartered Financial Analyst), is co-manager of the Strategic Reserves, Conservative Bond, Conservative Balanced, Growth and Income Stock and Capital Appreciation Stock funds. Since December 1, 1987, he has been employed with CIMCO and is now Senior Vice President and Secretary of CIMCO.

Joseph L. Gogola, CFA, is co-manager of the Strategic Reserves, Conservative Bond and Conservative Balanced funds. He has been employed by CIMCO since January 1, 1992, and had been employed in the Investment Department of CUNA Mutual for 13 years prior to that date.

Annette E. Hellmer, CFA, is co-manager of the Conservative Balanced, Growth and Income Stock and Capital Appreciation Stock funds. She has been employed by CIMCO since August 1, 1996.

Daniel E. Julie, CFA, CPA, is co-manager of the Conservative Balanced, Growth and Income Stock and Capital Appreciation Stock funds. He has been employed by CIMCO since June 1, 1993.

In addition to work on behalf of the MEMBERS Mutual Funds, each manager performs advisory services for CIMCO's other clients. CIMCO may add or remove members of their portfolio management team without gaining your approval.

CIMCO manages the assets of the High Income and International Stock funds using a "manager of managers" approach under which CIMCO allocates each fund's assets among one or more "specialist" subadvisers. CIMCO selects subadvisers based on a continuing quantitative and qualitative evaluation of their skills and proven abilities in managing assets pursuant to a particular investment style. While superior performance is the ultimate goal, short-term performance by itself will not be a significant factor in selecting or terminating subadvisers, and CIMCO does not anticipate frequent changes in subadvisers. Criteria for employment of subadvisers will include, but will not be limited to, proven discipline and thoroughness in pursuit of stated investment objectives, consistently above-average performance and an ability to conserve values in down markets, and a high level of service and responsibility to clients (i.e., the overall competence of the subadviser's staff and organization). The various subadvisers may (but do not have to) have different investment styles and security selection disciplines.

CIMCO monitors the performance of each subadviser and of each fund's portfolio and, to the extent that it deems it appropriate to achieve a fund's investment objective, reallocates fund assets among individual subadvisers or recommends to the MEMBERS Mutual Funds board that a fund employ or terminate particular subadvisers. For example, CIMCO may recommend a reallocation if, under its strategic analysis, a subadviser's allocation has become overweighted as a result of extended appreciation and CIMCO wants to allocate additional assets to what it perceives to be more undervalued securities and management styles. CIMCO might also reallocate a fund's assets based upon poor performance of the assets under the management of a particular subadviser, concerns about the manner in which a particular subadviser is conducting its business, or a change in a subadviser's portfolio management team.

As of the date of this  prospectus,  Massachusetts  Financial  Services  Company
(MFS) is the only subadviser managing the assets of the High Income Fund. Robert
J. Manning, a Senior Vice President of MFS has been employed by MFS since 1984, will oversee day-to-day portfolio management for the fund. MFS also serves as investment adviser to each of the funds in the MFS family of funds, America's oldest mutual fund organization. Net assets under the management of the MFS organization were approximately $55.5 billion on behalf of approximately 2.4 million investor accounts as of April 30, 1997. As of such date, the MFS organization managed approximately $20.5 billion of assets in fixed income funds advised by MFS and fixed income portfolios advised by MFS's wholly-owned subsidiary, MFS Institutional Advisors, Inc. MFS is a subsidiary of Sun Life of Canada (U.S.) which in turn is a wholly owned subsidiary of Sun Life Assurance Company of Canada.

For its services to the fund, MFS receives a management fee, computed and paid monthly, at the following rates: [insert subadvisory fee schedule].

As of the date of this prospectus, [subadviser(s) manage(s)] the assets of the International Stock Fund. [Describe subadviser(s).]

Each of the funds has, along with CIMCO, obtained an order from the Commission permitting the hiring and termination of subadvisers without shareholder approval. However, you will receive an "information statement" within 90 days of a change in subadvisers that will provide you with relevant information about the reasons for the change and any new subadviser(s).

Even though subadvisers have day-to-day responsibility over the management of the High Income and International Stock funds, CIMCO retains the ultimate responsibility for the performance of these funds and will oversee the subadvisers and recommend their hiring, termination, and replacement.

CIMCO may, at some future time, employ a subadvisory or "manager of managers" approach to other new or existing funds in addition to the High Income and International Stock funds.

Use of Certain Brokers

CIMCO may use brokerage firms that market the funds' shares or are affiliated with companies in the CUNA Mutual Group to execute portfolio trades for the funds, but only when CIMCO believes that no other firm offers a better combination of quality execution (i.e., timeliness and completeness), favorable price and value of research services.

Compensation of Dealers and their Representatives

The MEMBERS Mutual Funds pay compensation to CUNA Brokerage for selling the funds' shares. CUNA Brokerage passes along a portion of this compensation to your financial representative.

Compensation payments originate from two sources: from sales charges (front-end sales charges for Class A shares and CDSCs for Class B shares) and from 12b-1 fees (for Class B shares) that are paid by you, the investor, out of the funds' assets ("12b-1" refers to the federal securities regulation authorizing annual fees of this type). The sales charges and 12b-1 fees paid by investors are detailed in the section "Your Account -- How Sales Charges are Calculated" earlier in this prospectus. The portions of these expenses that are reallowed to CUNA Brokerage are shown in the table below.

Distribution fees may be used to pay for sales compensation to financial services firms, marketing and overhead expenses and interest expenses.

              Amount of                                Type                     Sales Charge                    Maximum
              Purchase                                  of                         Paid by                    Reallowance
               Payment                                 Fund                       Investors                  or Commission

------------------------------------------ ----------------------------- ---------------------------- -----------------------------
               CLASS A
------------------------------------------ ----------------------------- ---------------------------- -----------------------------
            $0 to $50,000                        Equity funds(1)                    5.3%                          5.0%
                                           ----------------------------- ---------------------------- -----------------------------
                                                 Income funds(2)                    4.3%                          4.0%
------------------------------------------ ----------------------------- ---------------------------- -----------------------------
         $50,000 to $99,000                      Equity funds(1)                    4.3%                          4.0%
                                           ----------------------------- ---------------------------- -----------------------------
                                                 Income funds(2)                    3.8%                          3.5%
------------------------------------------ ----------------------------- ---------------------------- -----------------------------
        $100,000 to $249,000                        All funds                       3.3%                          3.0%
------------------------------------------ ----------------------------- ---------------------------- -----------------------------
        $250,000 to $499,000                        All funds                       2.3%                          2.0%
------------------------------------------ ----------------------------- ---------------------------- -----------------------------
        $500,000 to $999,999                        All funds                       1.9%                          1.7%
------------------------------------------ ----------------------------- ---------------------------- -----------------------------
        More than $1,000,000                        All funds                      1.0%(3)                         0%
------------------------------------------ ----------------------------- ---------------------------- -----------------------------

               CLASS B
------------------------------------------ ----------------------------- ---------------------------- -----------------------------
             All amounts                            All funds                      4.5%(4)                        4.0%
------------------------------------------ ----------------------------- ---------------------------- -----------------------------

     (1) Strategic Reserves Fund, Conservative Balanced Fund, Growth and Income Stock Fund, Capital Appreciation Stock Fund, and
International Stock Fund.

     (2) Conservative Bond Fund and High Income Fund.

     (3) Maximum CDSC on A shares sold without payment of sales charges.

     (4) Maximum CDSC on B shares.

                       STATEMENT OF ADDITIONAL INFORMATION


                              MEMBERS Mutual Funds
                                CUNA Mutual Group
                             5910 Mineral Point Road
                          Madison, Wisconsin 53705-0391



       THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION
            SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE
                MEMBERS MUTUAL FUNDS WHICH IS REFERRED TO HEREIN.



             THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A
               PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING.
              FOR A COPY OF THE PROSPECTUS, DATED _________, 1997,
                  CALL OR WRITE CUNA BROKERAGE SERVICES, INC.,
                     2000 HERITAGE WAY, WAVERLY, IOWA 50677,
                         (319) 352-4090, (800) 798-5500.




                                ___________, 1997

TABLE OF CONTENTS                                                      Page

GENERAL INFORMATION.......................................................1

INVESTMENT PRACTICES......................................................1
         Practices Authorized but not Used................................1
         Lending Portfolio Securities.....................................1
         Restricted and Illiquid Securities...............................2
         Foreign Transactions.............................................2
         Options on Securities and Securities Indices.....................7
         Futures Contracts and Options on Futures Contracts..............10
         Certain Bond Fund Practices.....................................13
         Lower-Rated Corporate Debt Securities...........................13
         Convertible Securities..........................................15
         Repurchase Agreements...........................................15
         Reverse Repurchase Agreements...................................15
         Government Securities...........................................16
         Forward Commitment and When-Issued Securities...................16
         Mortgage-Backed and Asset-Backed Securities.....................17
         Real Estate Investment Trusts...................................18

INVESTMENT LIMITATIONS...................................................18

PORTFOLIO TURNOVER.......................................................20

MANAGEMENT OF THE TRUST..................................................20
         Trustees and Officers...........................................20
         Trustee Compensation............................................21
         Substantial Shareholders........................................21
         Beneficial Owners...............................................21

PORTFOLIO MANAGEMENT.....................................................21
         The Management Agreement with CIMCO, Inc........................21
         CIMCO, Inc......................................................22
         The Management Agreements with Subadvisers......................23
         The Subadviser for the High Income Fund.........................23
         The Subadvisers for the International Stock Fund................24

DESCRIPTION OF THE TRUST'S SHARES........................................24
         Shares of Beneficial Interest...................................24
         Voting Rights...................................................25
         Limitation of Shareholder Liability.............................25
         Limitation of Trustee and Officer Liability.....................25
         Limitation of Interseries Liability.............................26

MORE ABOUT PURCHASING AND SELLING SHARES.................................26
         Offering Price..................................................26
         Initial Sales Charge on Class A Shares..........................26
         Deferred Sales Charge on Class B Shares.........................27
         Special Redemptions.............................................30

ADDITIONAL INVESTOR SERVICES AND PROGRAMS................................30
         Systematic Investment Program...................................30
         Systematic Withdrawal Program...................................30
         Exchange Privilege and Systematic Exchange Program..............30
         Reinstatement or Reinvestment Privilege.........................31

DISTRIBUTION (12b-1) PLAN AND AGREEMENT..................................32

CUSTODIAN................................................................33

INDEPENDENT AUDITORS.....................................................33

BROKERAGE................................................................33

HOW SECURITIES ARE OFFERED...............................................34
         Distributor.....................................................34
         Transfer Agent..................................................34

NET ASSET VALUE OF SHARES................................................35
         Strategic Reserves Fund.........................................35
         Valuation Procedures............................................36

DIVIDENDS, DISTRIBUTIONS AND TAXES.......................................37
         Options and Futures Transactions................................39
         Straddles.......................................................40

CALCULATION OF YIELDS AND TOTAL RETURNS..................................40
         Strategic Reserves Fund Yields..................................41
         Other Fund Yields...............................................42
         Average Annual Total Returns....................................42
         Other Total Returns.............................................43

RATINGS  43
         Ratings as Investment Criteria..................................43
         Description of Bond Ratings.....................................43
         Description of Commercial Paper Ratings.........................45

LEGAL COUNSEL............................................................46

FINANCIAL STATEMENTS.....................................................47

GENERAL INFORMATION

The MEMBERS Mutual Funds (the "Trust") is an investment company consisting of seven separate investment portfolios or funds (each, a "Fund") each of which has a different investment objective(s). Each Fund is a diversified, open-end management investment company, commonly known as a mutual fund. The seven Funds are: Strategic Reserves, Conservative Bond, Conservative Balanced, High Income, Growth and Income Stock, Capital Appreciation Stock and International Stock.

The Trust was formed as a business trust under the laws of the State of Delaware on May 21, 1997. As a Delaware business trust, the Trust's operations are governed by its Declaration of Trust dated May 16, 1997 (the "Declaration") and Certificate of Trust, dated May 16, 1997 (the "Certificate"). The Certificate is on file with the Office of the Secretary of State in Delaware. Each shareholder agrees to be bound by the Declaration, as amended from time to time, upon such shareholder's initial purchase of shares of beneficial interest in any one of the Funds.

INVESTMENT PRACTICES

The Prospectus describes the investment objective and policies of each of the seven Funds. The following information is provided for those investors wishing to have more comprehensive information than that contained in the Prospectus.

Practices Authorized but not Used

No Fund has a current intention of employing any of the following practices in the foreseeable future: lending of portfolio securities, investing in restricted securities, investing in options, financial futures, stock index futures and related options. If any Fund uses one of these practices in the foreseeable future, no more than 10% of the Fund's total assets will be at risk thereby.

All of the Funds may invest in foreign securities, although only the International Stock Fund and the High Income Fund are expected to do so with any regularity. However, all of the Funds may, and are expected to, invest in American Depository Receipts ("ADRs") traded on U.S. exchanges. ADRs represent shares of foreign issues traded on foreign exchanges and may have many of the risks associated with foreign securities.

If a Fund enters into futures contracts or call options thereon, reverse repurchase agreements, firm commitment agreements or standby commitment agreements, the Fund will obtain approval from the Board of Trustees to establish a segregated account with the Fund's custodian. The segregated account will hold liquid assets and the cash value of the segregated account will be not less than the market value of the futures contracts and call options thereon, reverse repurchase agreements, firm commitment agreements and standby commitment agreements.

Lending Portfolio Securities

All Funds, except the Strategic Reserves Fund, may lend portfolio securities. Such loans will be made only in accordance with guidelines established by the Trustees and on the request of broker-dealers or institutional investors deemed qualified, and only when the borrower agrees to maintain cash or other liquid assets as collateral with the Fund equal at all times to at least 100% of the value of the securities. The Fund will continue to receive interest or dividends on the securities loaned and will, at the same time, earn an agreed-upon amount of interest on the collateral which will be invested in readily marketable obligations of high quality. The Fund will retain the right to call the loaned securities and intends to call loaned voting securities if important shareholder meetings are imminent. Such security loans will not be made if, as a result, the aggregate of such loans exceeds 30% of the value of the Fund's assets. The Fund may terminate such loans at any time. The primary risk involved in lending securities is that the borrower will fail financially and not return the loaned securities at a time when the collateral is sufficient to replace the full amount of the loaned securities. To mitigate this risk, loans will be made only to firms deemed by the Funds' investment adviser, CIMCO Inc. ("CIMCO"), to be creditworthy and will not be made unless, in CIMCO's judgment, the consideration to be earned from such loans would justify the risk.

Restricted and Illiquid Securities

Each  Fund  may  invest  in  illiquid  securities  up to the  percentage  limits described in the Prospectus. The Investment Adviser is responsible for determining the value and liquidity of investments held by each Fund. Investments may be illiquid because of the absence of a trading market, making it difficult to value them or dispose of them promptly at an acceptable price.

Illiquid investments include most repurchase agreements maturing in more than seven days, currency swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts (and segregated assets used to cover such options), participation interests in loans, and restricted securities. A restricted Security is one that has a contractual restriction on resale or cannot be resold publicly until it is registered under the Securities Act of 1933 (the "1933 Act").

Each Fund may invest in restricted securities. Restricted securities are not, however, considered illiquid if they are eligible for sale to qualified institutional purchasers in reliance upon Rule 144A under the 1933 Act and that are determined to be liquid by the Trust's board of trustees or by the Investment Adviser under board-approved procedures. Such guidelines would take into account trading activity for such securities and the availability of reliable pricing information, among other factors. To the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities, a Fund's holdings of those securities may become illiquid. Purchases by the International Stock Fund and the High Income Fund of securities of foreign issuers offered and sold outside the U.S., in reliance upon the exemption from registration provided by Regulation S under the 1933 Act, may also be liquid even though they are restricted.

Foreign Transactions

Foreign Securities. Each Fund may invest in foreign securities (as defined below), although the Strategic Reserves Fund is limited to foreign money market securities (as defined below). The percentage limitations on each Fund's investment on foreign securities is set forth in the Prospectus.

Investments in the securities of companies organized outside the U.S., of companies whose securities are principally traded outside the U.S. or of companies whose primary business activities are outside the U.S. ("foreign issuers") or investments in securities denominated or quoted in foreign currency ("non-dollar securities") may offer potential benefits that are not available from investments exclusively in securities of domestic issuers or dollar denominated securities. (Securities issued by foreign issuers and non-dollar securities are collectively referred to as "foreign securities" herein and in the Prospectus.) Such benefits may include the opportunity to invest in foreign issuers that appear to offer better opportunity for long-term capital appreciation or current earnings than investments in domestic issuers, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the U.S. and the opportunity to invest in foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.

Investing in foreign securities involves significant risks that are not typically associated with investing in U.S. dollar denominated securities or in securities of domestic issuers. Such investments may be affected by changes in currency exchange rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). Some foreign stock markets may have substantially less volume than, for example, the New York Stock Exchange and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the U.S. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the U.S. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the Fund making the investment, or political or social instability or diplomatic developments which could affect investments in those countries.

Investments in short-term debt obligations issued either by foreign issuers or foreign financial institutions or by foreign branches of U.S. financial institutions (collectively, "foreign money market securities") present many of the same risks as other foreign investments. In addition, foreign money market securities present interest rate risks similar to those attendant to an investment in domestic money market securities.

Investments in ADRs, EDRs and GDRs. Many securities of foreign issuers are represented by American depository receipts ("ADRs"), European depository receipts ("EDRs") and global depository receipts ("GDRs"). Each of the Funds may invest in ADRs, and each of the Funds other than the Strategic Reserves Fund may invest in GDRs and EDRs.

ADRs are receipts typically issued by a U.S. financial institution or trust company which represent the right to receive securities of foreign issuers deposited in a domestic bank or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter and are sponsored and issued by domestic banks. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or the NASD's national market system. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-US. securities markets. EDRs are typically issued in bearer form and are designed for trading in the European markets. GDRs, issued either in bearer or registered form, are designed for trading on a global basis. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

Depository receipts do not eliminate all the risk inherent in investing in the securities of foreign issuers. To the extent that a Fund acquires depository receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the receipt to issue and service such depository receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. The market value of depository receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the receipts and the underlying are quoted. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. However, by investing in Depository receipts rather than directly in the stock of foreign issuers, a Fund will avoid currency risks during the settlement period for either purchases or sales.

Investments in Emerging Markets. The High Income and International Stock Funds may invest in securities of issuers located in countries with emerging economies and/or securities markets. These countries are located in the Asia Pacific region, Eastern Europe, Central and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks of foreign investment generally, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of a Fund's investments in those countries and the availability to the Fund of additional investments in those countries.

The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in those countries may also make the High Income and International Stock Funds' investments in such countries illiquid and more volatile than investments in Japan or most Western European countries, and these Funds may be required to establish special custody or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

A Fund's purchase or sale of portfolio securities in certain emerging markets may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on aggregate trading volume by or holdings of a Fund, CIMCO and its affiliates, a Subadviser and its affiliates, and each such person's respective clients and other service providers. A Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

Foreign investment in certain emerging securities markets is restricted or controlled to varying degrees that may limit investment in such countries or increase the administrative cost of such investments. For example, certain Asian countries require government approval prior to investments by foreign persons or limit investment by foreign persons to a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of such company available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund.

Settlement procedures in emerging markets are frequently less developed and reliable than those in the U.S. and may involve a Fund's delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio assets and could cause a Fund to miss attractive investment opportunities, to have its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities that the Fund has delivered or due to the Fund's inability to complete its contractual obligations.

Currently, there is no market or only a limited market for many management techniques and instruments with respect to the currencies and securities markets of emerging market countries. Consequently, there can be no assurance that suitable instruments for hedging currency and market related risks will be available at the times when the manager or adviser of the Fund wishes to use them.

Foreign Currency Transactions Generally. Because investment in foreign issuers will usually involve currencies of foreign countries, and because the High Income and International Stock Funds may have currency exposure independent of their securities positions, the value of the assets of these Funds, as measured in U.S. dollars, will be affected by changes in foreign currency exchange rates.

An issuer of securities purchased by a Fund may be domiciled in a country other than the country in whose currency the instrument is denominated or quoted. The High Income and International Stock Funds may also invest in securities quoted or denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts of the currencies of certain of the twelve member states of the European Economic Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Economic Community from time to time to reflect changes in relative values of the underlying currencies. In addition, these two Funds may invest in securities quoted or denominated in other currency "baskets."

Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's NAV to fluctuate as well. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

In addition to investing in securities denominated or quoted in a foreign currency, certain of the Funds may engage in a variety of foreign currency management techniques. These Funds may hold foreign currency received in connection with investments in foreign securities when, in CIMCO's judgment or the judgment of the Fund's Subadviser (if any), it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. The Funds will incur costs in connection with conversions between various currencies

Forward Foreign Currency Exchange Contracts. The High Income and International Stock Funds may each purchase or sell forward foreign currency exchange contracts for defensive or hedging purposes when CIMCO or the Fund's Subadviser (if any) anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. In addition, these two Funds may enter into forward foreign currency exchange contracts in order to protect against anticipated changes in future foreign currency exchange rates and may engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if CIMCO or the Fund's Subadviser (if any) determines that there is a pattern of correlation between the two currencies.

These two Funds may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. They may enter into contracts to sell foreign currencies to protect against the decline in value of its foreign currency denominated or quoted portfolio securities, or a decline in the value of anticipated dividends from such securities, due to a decline in the value of foreign currencies against the U.S. dollar. Contracts to sell foreign currency could limit any potential gain which might be realized by a Fund if the value of the hedged currency increased.

If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the Fund will be required to place cash or liquid high grade debt securities in a segregated account with the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

Forward contracts are subject to the risk that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into such transactions unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by CIMCO or the Fund's Subadviser (if any).

Options on Foreign Currencies. The High Income and International Stock Funds may also purchase and sell (write) put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. These Funds may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. A Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition, these Funds may purchase call or put options on currency to seek to increase total return when CIMCO or the Fund's Subadviser (if any) anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to increase total return, options on currencies are considered speculative. Options on foreign currencies to be written or purchased by these Funds will be traded on U.S. and foreign exchanges or over-the-counter. See "Stock Index Futures and Related Options" below for a discussion of the liquidity risks associated with options transactions.

Options on Securities and Securities Indices

Writing Options. All of the Funds (except the Strategic Reserves Fund) may write
(sell) covered call and put options on any securities in which it may invest. A call option written by a Fund obligates such Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a Fund are covered, which means that such Fund will own the securities subject to the option so long as the option is outstanding. A Fund's purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, a Fund may forgo the opportunity to profit from an increase in the market price of the underlying security.

A put option written by a Fund would obligate such Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Fund would be covered, which means that such Fund would have deposited with its custodian cash or liquid high grade debt securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the Fund. However, in return for the option premium, a Fund accepts the risk that it will be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

In addition, a written call option or put option may be covered by maintaining cash or liquid, high grade debt securities (either of which may be denominated in any currency) in a segregated account with its custodian, by entering into an offsetting forward contract and/or by purchasing an offsetting option which, by virtue of its exercise price or otherwise, reduces a Fund's net exposure on its written option position.

The Funds (other than the Strategic Reserves Fund) may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. A Fund may cover call and put options on a securities index by maintaining cash or liquid high grade debt securities with a value equal to the exercise price in a segregated account with its custodian.

A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase" transactions.

Purchasing Options. The Funds (other than Strategic Reserves Fund) may purchase put and call options on any securities in which it may invest or options on any securities index based on securities in which it may invest. A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

A Fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise such a Fund would realize a loss on the purchase of the call option.

A Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund's securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise such a Fund would realize no gain or loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

The Fund would purchase put and call options on securities indices for the same purposes as it would purchase options on individual securities.

Yield Curve Options. The Conservative Bond, Conservative Balanced and High Income Funds may enter into options on the yield "spread," or yield differential between two securities. Such transactions are referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

These two Funds may purchase or write yield curve options for the same purposes as other options on securities. For example, the Fund may purchase a call option on the yield spread between two securities if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield between the two securities. The Fund may also purchase or write yield curve options in an effort to increase its current income if, in the judgment of the Investment Adviser, the Fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated.

Yield curve options written by the Conservative Bond, Conservative Balanced or the High Income Funds will be "covered." A call (or put) option is covered if the Fund holds another call (or put) option on the spread between the same two securities and maintains in a segregated account with its custodian cash or liquid, high grade debt securities sufficient to cover the Fund's net liability under the two options. Therefore, the Fund's liability for such a covered option is generally limited to the difference between the amount of the Fund's liability under the option written by the Fund less the value of the option held by the Fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter, and because they have been only recently introduced, established trading markets for these options have not yet developed.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Funds (other than the Strategic Reserves Fund) may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Funds will treat purchased over-the counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

Transactions by a Fund in options on securities and stock indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Investment Adviser. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on the Investment Adviser's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

Futures Contracts and Options on Futures Contracts

The Funds (other than the Strategic Reserves Fund) may purchase and sell futures contracts and purchase and write options on futures contracts. These Funds may purchase and sell futures contracts based on various securities (such as US. Government securities), securities indices, foreign currencies and other financial instruments and indices. A Fund will engage in futures or related options transactions only for bona fide hedging purposes as defined below or for purposes of seeking to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission ("CFTC"). All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges.

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

When interest rates are rising or securities prices are falling, a Fund can seek through the sale of futures contracts to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. Similarly, a Fund (other than the Strategic Reserves
Fund) can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are denominated in such currency. These Funds can purchase futures contracts on foreign currency to fix the price in U.S. dollars of a security denominated in such currency that such Fund has acquired or expects to acquire.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While a Fund's futures contracts on securities or currency will usually be liquidated in this manner, it may instead make or take delivery of the underlying securities or currency whenever it appears economically advantageous for the Fund to do so. A clearing corporation (associated with the exchange on which futures on a security or currency are traded) guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging Strategies. Hedging by use of futures contracts seeks to establish more certainly than would otherwise be possible the effective price, rate of return or currency exchange rate on portfolio securities or securities that a Fund owns or proposes to acquire. A Fund may, for example, take a "short" position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the U.S. dollar value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of a Fund's portfolio securities. Similarly, a Fund may sell futures contracts on a currency in which its portfolio securities are denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of the Investment Adviser, there is a sufficient degree of correlation between price trends for a Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Investment Adviser will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will substantially be offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Fund may take a "long" position by purchasing such futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices or rates that are currently available.

Options on Futures Contracts. The acquisition of put and call options on futures contracts will give a Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, to sell a futures contract which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that the Fund intends to purchase. However, a Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. A Fund will incur transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. Where permitted a Fund will engage in futures transactions and in related options transactions only for bona fide hedging or to seek to increase total return to the extent permitted by CFTC regulations. A Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. Except as stated below, each Fund's futures transactions will be entered into for traditional hedging purposes--i.e., futures contracts will be used to protect against a decline in the price of securities (or the currency in which they are denominated) that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are denominated) it intends to purchase. As evidence of this hedging intent, the Funds expect that on 75% or more of the occasions on which they take a long futures or option positions (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits a Fund to elect to comply with a different test, under which the aggregate initial margin and premiums required to establish positions in futures contracts and options on futures for the purpose of seeking to increase total return will not exceed 5 percent of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. As permitted, each Fund will engage in transactions in futures contracts and in related options transactions only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code") for maintaining its qualification as a regulated investment company for federal income tax purposes (see "Dividends, Distributions, and Taxes" below).

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate with its custodian liquid high grade debt securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss.

Perfect correlation between a Fund's futures positions and portfolio positions may be difficult to achieve because no futures contracts based on individual equity securities are currently available. The only futures contracts available to hedge a Fund's portfolio are various futures on U.S. Government securities, securities indices and foreign currencies. In addition, it is not possible for a Fund to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

Certain Bond Fund Practices

The Conservative Bond, High Income and Conservative Balanced Funds (collectively, the "Bond Funds") invest a significant portion of their assets in debt securities. As stated in the Prospectus, the Conservative Bond and Conservative Balanced Funds will emphasize investment grade, primarily intermediate term securities. If an investment grade security is downgraded by the rating agencies or otherwise falls below the investment quality standards stated in the Prospectus, management will retain that instrument only if management believes it is in the best interest of the Fund. Management does not currently intend to invest more than ten percent (10%) of the total assets of either the Conservative Bond and Conservative Balanced Fund in corporate debt securities which are not in the four highest ratings by Standard and Poor's Corporation or Moody's Investors Service, Inc. ("non-investment grade" or "junk" securities), but, on occasion, each Fund may do so. The High Income Fund may invest all of its assets in non-investment grade securities. See "Non-Investment Grade Securities" below for a description of these securities and their attendant risks.

All three Bond Funds may also invest in debt options, interest rate futures contracts, and options on interest rate futures contracts, and may utilize interest rate futures and options to manage the risk of fluctuating interest rates. These instruments will be used to control risk or obtain additional income and not with a view toward speculation. The Conservative Bond and Conservative Balanced Funds will invest only in futures and options which are traded on U.S. exchanges or boards of trade. The High Income Fund may invest in non-U.S.
futures and options.

In the debt securities market, purchases of some issues are occasionally made under firm (forward) commitment agreements. Purchases of securities under such agreements can involve risk of loss due to changes in the market rate of interest between the commitment date and the settlement date. As a matter of operating policy, no Bond Fund will commit itself to forward commitment agreements in an amount in excess of 25% of total assets and will not engage in such agreements for leveraging purposes. For purposes of this limitation, forward commitment agreements are defined as those agreements involving more than five business days between the commitment date and the settlement date.

Lower-Rated Corporate Debt Securities

As described in the Prospectus, each Fund other than the Strategic Reserves Fund may make certain investments including corporate debt obligations that are unrated or rated in the lower rating categories by Standard & Poor's Rating Group ("Standard & Poor's") or by Moody's Investors Service, Inc. ("Moody's") (i.e., ratings of BB or lower by Standard & Poor's or Ba or lower by Moody's). Bonds rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "lower-rated" securities or as "junk bonds" and are considered speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment-grade bonds (i.e., bonds rated AAA, AA, A or BBB by Standard & Poor's or Aaa, Aa, A or Baa by Moody's). (See "Ratings" below.)

An economic downturn could severely affect the ability of highly leveraged issuers of junk bonds to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower rated securities will have an adverse effect on a Fund's net asset value to the extent it invests in such securities. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

The secondary market for junk bond securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on a Fund's ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for junk bond securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Investment Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a Fund's net asset value.

Since investors generally perceive that there are greater risks associated with lower-rated debt securities, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market resulting in greater yield and price volatility.

Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a Fund's net asset value.

Lower-rated (and comparable non-rated) securities tend to offer higher yields than higher-rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since lower rated securities generally involve greater risks of loss of income and principal than higher-rated securities, investors should consider carefully the relative risks associated with investment in securities which carry lower ratings and in comparable non-rated securities. In addition to the risk of default, there are the related costs of recovery on defaulted issues. The Investment Adviser will attempt to reduce these risks through diversification of these Funds' portfolios and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends in corporate developments.

Convertible Securities

The Conservative Balanced, High Income, Growth and Income Stock, Capital Appreciation Stock and International Stock Funds may each invest in convertible securities. Convertible securities may include corporate notes or preferred stock but are ordinarily a long-term debt obligation of the issuer convertible at a stated conversion rate into common stock of the issuer. As with all debt and income-bearing securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and are consequently of higher quality and entail less risk than the issuer's common stock. In evaluating a convertible security, CIMCO gives primary emphasis to the attractiveness of the underlying common stock. The convertible securities in which the High Income Fund invests are not subject to any minimum rating criteria. The convertible debt securities in which the other Funds may invest are subject to the same rating criteria as that Fund's investments in non-convertible debt securities. Convertible debt securities, the market yields of which are substantially below prevailing yields or non-convertable debt securities of comparable quality and maturity are treated as equity securities for the purpose of a Fund's investment policies and restrictions.

Repurchase Agreements

Each Fund may enter into repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. CIMCO will continuously monitor the creditworthiness of the parties with whom the Funds enter into repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.

Reverse Repurchase Agreements

Each Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund entering into them. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. A Fund that has entered into a reverse repurchase agreement will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, each Fund will establish and maintain with the Trust's custodian a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. No Fund will enter into reverse repurchase agreements and other borrowings (except from banks as a temporary measure for extraordinary emergency purposes) in amounts in excess of 30% of the Fund's total assets (including the amount borrowed) taken at market value. No Fund will use leverage to attempt to increase income. No Fund will purchase securities while outstanding borrowings exceed 5% of the Fund's total assets. Each Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, CIMCO will monitor the creditworthiness of the banks involved.

Government Securities

Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("Ginnie Maes"), are supported by the full faith and credit of the U.S. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the U.S., but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("Freddie Macs"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("Fannie Maes"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

Ginnie Maes, Freddie Macs and Fannie Maes are mortgage-backed securities which provide monthly payments which are, in effect, a "pass-through" of the monthly interest and principal payments (including any prepayments) made by individual borrowers on the pooled mortgage loans. Collateralized mortgage obligations ("CMOs") in which the Fund may invest are securities issued by a corporation or a U.S. Government instrumentality that are collateralized by a portfolio of mortgages or mortgage-backed securities. Mortgage-backed securities may be less effective than traditional debt obligations of similar maturity at maintaining yields during periods of declining interest rates. (See "Mortgage-Backed and Asset-Backed Securities.")

Forward Commitment and When-Issued Securities

Each Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. Each Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When a Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date a Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Mortgage-Backed and Asset-Backed Securities

The Conservative Bond, Conservative Balanced, High Income and Growth and Income Stock Funds may invest in mortgage-backed securities, which represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property. These Funds may also invest in asset-backed securities, which represent participation in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (i.e., credit card) agreements and other categories of receivables. Such assets are securitized though the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a credit union or other financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present.

Mortgage-backed and asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. A Fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that a Fund invests in mortgage-backed and asset-backed securities, the values of its portfolio securities will vary with charges in market interest rates generally and the differentials in yields among various kinds of U.S. Government securities and other mortgage-backed and asset-backed securities.

Asset-backed securities present certain additional risks that are not presented by mortgage backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would secure an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

The Strategic Reserves and Conservative Bond Funds may invest in mortgage-backed and asset-backed securities that represent mortgage, commercial or consumer loans originated by credit unions. To the extent permitted by law and available in the market, such investments may constitute a significant portion of each Fund's investments. Subject to the appropriate regulatory approvals, the Strategic Reserves and Conservative Bond Funds may purchase securities issued by pools that are structured, serviced, or otherwise supported by CIMCO or its affiliates.

Real Estate Investment Trusts

The Conservative Bond, Conservative Balanced, High Income and Growth and Income Stock Funds may invest in shares of real estate investment trusts ("REITs"). REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by a Fund.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Investment Company Act of 1940, as amended (the "1940 Act"). REITs (especially mortgage REITS) are also subject to interest rate risks.

INVESTMENT LIMITATIONS

The Trust has adopted the following restrictions and policies relating to the investment of assets and the activities of each Fund. The following restrictions are fundamental and may not be changed for a Fund without the approval of the holders of a majority of the outstanding votes of that Fund (which for this purpose and under the 1940 Act means the lesser of (i) sixty-seven percent (67%) of the outstanding votes attributable to shares represented at a meeting at which more than fifty percent (50%) of the outstanding votes attributable to shares are represented or (ii) more than fifty percent (50%) of the outstanding votes attributable to shares). No Fund may:

(1) make any investment inconsistent with the Fund's classification as a diversified company under the 1940 Act (this restriction does not, however, apply to any Fund classified as a non-diversified company under the 1940 Act);

(2) invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities);

(3) borrow money, except (a) the Fund may borrow from banks (as defined in the 1940 Act) as through reverse repurchase agreements in amounts up to 30% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the Fund may purchase securities on margin to the extent permitted by applicable law and (e)the Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings;

(4) make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law;

(5) underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting;

(6) purchase, hold or deal in real estate, although a Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Fund as a result of the ownership of securities;

(7) invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts; or

(8) issue senior securities to the extent such issuance would violate applicable law.

The following restrictions are not fundamental policies and may be changed without the approval of the shareholders in the affected Fund. No Fund will:

         1. Sell securities short or maintain a short position except for short sales against the box; or

         2. Invest in foreign securities in excess of the following percentages of the value of its total assets:

         Strategic Reserves Fund            25%,    but    limited    to   U.S.
                                             dollar-denominated   foreign  money
                                             market securities
         Conservative Bond Fund             20%
         Conservative Balanced Fund         15%
         High Income Fund                   50%
         Growth and Income Stock Fund       25%
         Capital Appreciation Stock Fund    25%
         International Stock Fund           100%

Except for the limitations on borrowing from banks, if the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.

PORTFOLIO TURNOVER

While the Strategic Reserves Fund is not subject to specific restrictions on portfolio turnover, it generally does not seek profits by short-term trading. However, it may dispose of a portfolio security prior to its maturity where disposition seems advisable because of a revised credit evaluation of the issuer or other considerations. Because money market instruments have short maturities, the Strategic Reserves Fund expects to have a high portfolio turnover, but since brokerage commissions are not customarily charged on money market instruments, a high turnover should not affect the Fund's NAV or net investment income.

Each Fund (other than the Strategic Reserves Fund) will trade whenever, in management's view, changes are appropriate to achieve the stated investment objectives. Management does not anticipate that unusual portfolio turnover will be required and intends to keep such turnover to moderate levels consistent with the objectives of each Fund. Although management makes no assurances, it is expected that the annual portfolio turnover rate for each Fund will be generally less than 100%. This would mean that normally less than 100% of the securities held by the Fund would be replaced in any one year (excluding turnover of securities having a maturity of one year or less).

MANAGEMENT OF THE TRUST

Trustees and Officers

---------------------------------- --------------------------- -----------------------------------------------------
          Name, Address                 Position(s) Held                       Principal Occupation
             and Age                     with the Trust                       During Past Five Years
---------------------------------- --------------------------- -----------------------------------------------------
Lawrence R.  Halverson*            Trustee and President       CIMCO Inc.
5910 Mineral Point Road            1997 - Present              Senior Vice President, 1996 - Present
Madison, WI 53705                                              Vice President, 1987 - 1996
[age]                                                          Secretary, 1992 - Present

                                                               CUNA Brokerage Services, Inc.
                                                               President, 1996 - Present
---------------------------------- --------------------------- -----------------------------------------------------
Scott R. Powell*                   Secretary and Treasurer     CIMCO Inc.
5910 Mineral Point Road            1997 - Present              Investment Officer - Mutual Funds, 1997 - Present
Madison, WI 53705                                              Investment Officer - Marketing, 1993 - 1996
[age]
                                                               T. Rowe Price
                                                               Vice President, 1996 - 1997

                                                               Century Life of America
                                                               Area Sales Manager, 1992 - 1993
---------------------------------- --------------------------- -----------------------------------------------------

    *    "Interested person" as defined in the 1940 Act.

Trustee Compensation
------------------------ ---------------------- ---------------------- ---------------------- ----------------------
                                                     Pension or
                                                 Retirement Benefits                           Total Compensation
                               Aggregate         Accrued as Part of      Estimated Annual      from Trust and Fund
    Name of Person,        Compensation from       Trust Expenses          Benefits upon           Complex(1)
       Position                  Trust                                      Retirement
------------------------ ---------------------- ---------------------- ---------------------- ----------------------
Lawrence R.
Halverson, Trustee and           None                   None                   None                   None
President(2)
------------------------ ---------------------- ---------------------- ---------------------- ----------------------

    (1)  "Fund Complex" includes the Trust and the Ultra Series Fund.
    (2)  Non-compensated interested trustee.

Substantial Shareholders

[To be added by amendment]

Beneficial Owners

[To be added by amendment]

PORTFOLIO MANAGEMENT

The Management Agreement with CIMCO

The Management Agreement ("Agreement") requires that CIMCO, provide continuous professional investment management of the investments of the Trust, including establishing an investment program complying with the investment objectives, policies and restrictions of each Fund. As compensation for its services, the Trust pays CIMCO a fee computed at an annualized percentage rate of the average daily value of the net assets of each Fund as follows:

       Fund                               Management Fee
       ----                               --------------
       Strategic Reserves                        0.40%
       Conservative Bond                         0.50%
       High Income                               0.55%
       Conservative Balanced                     0.65%
       Growth & Income Stock                     0.55%
       Capital Appreciation Stock                0.75%
       International Stock                       1.05%

CIMCO has voluntarily agreed to absorb all ordinary business expenses, other than management, 12b-1, and service fees, of each Fund in excess of the following percentages of the average daily net assets of the Funds (excluding taxes, interest and other extraordinary items):

            Fund                               Expense "Cap"
            ----                               -------------
            Strategic Reserves                     0.15%
            Conservative Bond                      0.15%
            Conservative Balanced                  0.20%
            High Income                            0.20%
            Growth & Income Stock                  0.20%
            Capital Appreciation Stock             0.20%
            International Stock                    0.30%

CIMCO makes the investment decisions and is responsible for the investment and reinvestment of assets; performs research, statistical analysis, and continuous supervision of the Funds' investment portfolio; furnishes office space for the Trust; provides the Trust with such accounting data concerning the investment activities of the Trust as is required to be prepared and files all periodic financial reports and returns required to be filed with the Securities and Exchange Commission ("SEC") and any other regulatory agency; continuously monitors compliance by the Trust in its investment activities with the requirements of the 1940 Act and the rules promulgated pursuant thereto; and renders such periodic and special reports to the Trust as may be reasonably requested with respect to matters relating to CIMCO's duties.

On ____________, 1997, the Management Agreement was approved by the sole initial shareholder of the Trust after approval and recommendation by the Trustees of the Trust, including a majority of Trustees who are not parties to the Management Agreement or interested persons to any such party as defined in the 1940 Act, on ____________, 1997. The Management Agreement, unless sooner terminated, shall continue until two years from its effective date and thereafter shall continue automatically for periods of one calendar year so long as such continuance is specifically approved at least annually: (a) by the Trustees or by a vote of a majority of the outstanding votes attributable to the shares of the Class representing an interest in the Fund; and (b) by a vote of a majority of those Trustees who are not parties to the Management Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval, provided the Management Agreement may be terminated as to any Fund or to all Funds by the Trust at any time, without the payment of any penalty, by vote of a majority of the Trustees or by a majority vote of the outstanding votes attributable to the shares of the applicable Fund or by CIMCO on sixty (60) days written notice to the other party. The Management Agreement will terminate automatically in the event of its assignment.

The Management Agreement provides that CIMCO shall not be liable to the Trust or any shareholder for anything done or omitted by it, or for any losses that may be sustained in the purchase, holding or sale of any security, except for an act or omission involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by the Management Agreement.

CIMCO Inc.

The Company and CUNA Mutual Investment Corporation each own a one-half interest in CIMCO. CUNA Mutual Insurance Society is the sole owner of CUNA Mutual Investment Corporation. CUNA Mutual Investment Corporation is the sole owner of CUNA Brokerage Services, Inc. ("CUNA Brokerage"), the Trust's principal underwriter. CIMCO and the Trust have servicing agreements with the Company and with CUNA Mutual Insurance Society. The Company and CUNA Mutual Insurance Society entered into a permanent affiliation July 1, 1990. At the current time, all of the directors of the Company are also directors of CUNA Mutual Insurance Society and many of the senior executive officers of the Company hold similar positions with CUNA Mutual Insurance Society.

CIMCO's directors and principal officers are as follows:

       Joyce A. Harris           Director and Chair
       James C. Hickman          Director
       Michael B. Kitchen        Director
       Michael S. Daubs          Director and President
       George A. Nelson          Director and Vice Chair
       Lawrence R. Halverson     Senior Vice President and Secretary
       Donald E. Heltner         Vice President and Treasurer
       Charles A. Knudsen        Vice President
       Daniel J. Larson          Vice President
       Thomas J. Merfeld         Vice President
       James M. Greaney          Vice President
       Lois A. O'Rourke          Vice President

The Management Agreements with Subadvisers

As described in the Prospectus, CIMCO manages the assets of the High Income and International Stock funds using a "manager of managers" approach under which CIMCO allocates each fund's assets among one or more "specialist" subadvisers (each, a "Subadviser"). The Trust and CIMCO have obtained an order from the SEC permitting the hiring and termination of Subadvisers without shareholder approval. However, shareholders will receive an "information statement" within 90 days of a change in Subadvisers that will provide relevant information about the reasons for the change and any new Subadviser(s).

Even though Subadvisers have day-to-day responsibility over the management of the High Income and International Stock funds, CIMCO retains the ultimate responsibility for the performance of these funds and will oversee the Subadvisers and recommend their hiring, termination, and replacement.

CIMCO may, at some future time, employ a subadvisory or "manager of managers" approach to other new or existing funds in addition to the High Income and International Stock funds.

The Subadviser for the High Income Fund

As of the date of this prospectus, Massachusetts Financial Services Company ("MFS") is the only subadviser managing the assets of the High Income Fund. Robert J. Manning , a Senior Vice President of MFS who has been employed by MFS since 1984, will oversee day-to-day portfolio management for the fund. MFS also serves as investment adviser to each of the funds in the MFS family of funds, America's oldest mutual fund organization. Net assets under the management of the MFS organization were approximately $55.5 billion on behalf of approximately
2.4 million investor accounts as of April 30, 1997. As of such date, the MFS organization managed approximately $20.5 billion of assets in fixed income funds advised by MFS and fixed income portfolios advised by MFS's wholly-owned subsidiary, MFS Institutional Advisors, Inc. MFS is a subsidiary of Sun Life of Canada (U.S.) which in turn is a wholly owned subsidiary of Sun Life Assurance Company of Canada.

For its services to the fund, MFS receives a management fee, computed and paid monthly, at the following rates: [insert subadvisory fee schedule].

The Subadvisers for the International Stock Fund The Subadvisers for the International Stock Fund

As of the date of this prospectus, [subadviser(s) manage(s)] the assets of the International Stock Fund. [Describe subadviser(s).]

[add relevant information on subadvisers; include subadvisory fee schedule].

DESCRIPTION OF THE TRUST'S SHARES

Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Trust without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this SAI, the Trustees have authorized shares of the seven Funds described in the Prospectus. Additional series may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Trust, or new series of the Trust, into one or more classes. As of the date of this SAI, the Trustees have authorized the issuance of two classes of shares of the Fund, designated as Class A and Class B.

The shares of each class of each Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of that Fund. Holders of Class A shares and Class B shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by each Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the fact that: (i) the distribution and service fees relating to Class A and Class B shares will be borne exclusively by that class; (ii) Class B shares will pay higher distribution and service fees than Class A shares; and (iii) each of Class A shares and Class B shares will bear any other class expenses properly allocable to such class of shares, subject to the requirements imposed by the Internal Revenue Service on funds having a multiple-class structure. Similarly, the NAV per share may vary depending on whether Class A shares or Class B shares are purchased.

In the event of liquidation, shareholders of each class of each Fund are entitled to share pro rata in the net assets of the class of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Share certificates will not be issued.

Voting Rights

Unless otherwise required by the 1940 Act or the Declaration of Trust, the Trust has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Limitation of Shareholder Liability

Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act ("DBTA") provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. The Declaration expressly provides that the Trust has been organized under the DBTA and that the Declaration is to be governed by and interpreted in accordance with Delaware law. It is nevertheless possible that a Delaware business trust, such as the Trust, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case the Trust's shareholders could possibly be subject to personal liability.

To guard against this risk, the Declaration: (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees, (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of the Trust or any Fund, and (iii) provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refuses to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the Trust itself would be unable to meet its obligations. In the light of DBTA, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder is remote.

Limitation of Trustee and Officer Liability

The Declaration further provides that the Trust shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Declaration does not authorize the Trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

Limitation of Interseries Liability

All persons dealing with a Fund must look solely to the property of that particular Fund for the enforcement of any claims against that Fund, as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of a Fund or the Trust. No Fund is liable for the obligations of any other Fund. Since the Funds use a combined Prospectus, however, it is possible that one Fund might become liable for a misstatement or omission in the Prospectus regarding another Fund with which its disclosure is combined. The Trustees have considered this factor in approving the use of the combined Prospectus.

MORE ABOUT PURCHASING AND SELLING SHARES

The following discussion expands upon the section entitled "Your Account" in the Prospectus.

Offering Price

Shares of each Fund are offered at a price equal to their NAV (see "Net Asset Value of Shares" below) plus a sales charge which, depending upon the class of shares purchased, may be imposed either at the time of purchase (Class A shares) or on a contingent deferred basis (Class B shares). The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

Initial Sales Charge on Class A Shares

The sales charges applicable to purchases of Class A shares of the Trust are described in the Prospectus. In calculating the sales charge applicable to current purchases of Class A shares of the Trust, the investor is entitled to accumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Trust, or if CUNA Brokerage is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.

In addition to the methods of obtaining a reduced Class A sales charge described in the Prospectus, Class A shares of a Fund may also be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

Combination Privilege. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by: (a) an individual, his or her spouse and their children under the age of 21, purchasing securities for his or their own account; (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account; and (c) groups which qualify for the Group Investment Program (see below). Further information about combined purchases, including certain restrictions on combined group purchases, is available from CUNA Brokerage or a Selling Broker's representative.

Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of the reduced sales charge by taking into account not only the amount then being invested but also the purchase price or current value of the Class A shares of all Funds which carry a sales charge already held by such person. Class A shares of the Strategic Reserves Fund will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which: (1) has been in existence for more than six months; (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members; (3) utilizes salary deduction or similar group methods of payment; and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to the Trust.

Letter of Intention. The reduced sales charges are also applicable to investments made pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Trust offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Trust as a funding medium for a qualified retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These qualified retirement plans include IRA, SEP, SARSEP, and 401(k), 403(b) (including TSAs) and 457 plans. Such an investment (including accumulations and combinations) must aggregate ________ or more invested during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to CUNA Brokerage. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes CUNA Brokerage to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrow shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes CUNA Brokerage to act as the investor's attorney-in-fact to redeem any escrowed shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Trust to sell, any additional shares and may be terminated at any time.

Deferred Sales Charge on Class B Shares

Investments in Class B shares are purchased at NAV per share without the imposition of an initial sales charge so the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B shares which are redeemed within five years of purchase will be subject to a contingent deferred sales charge ("CDSC") at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices, including Class B shares derived from reinvestment of dividends or capital gains distributions.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that a redemption comes first from shares the shareholder acquired through dividend and capital gain reinvestment, then from shares the shareholder has held beyond the five-year CDSC redemption period ("aged shares"). Such aged shares will be redeemed in order from the shares you have held the longest during the five-year period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. Upon redemption, appreciation is effective only on a per share basis for those shares being redeemed.

When requesting a redemption for a specific dollar amount, shareholders should indicate whether proceeds equal to the dollar amount requested are required. If not indicated, only the specified dollar amount will be redeemed from the requesting shareholder's account and the proceeds will be less any applicable CDSC.

Proceeds from the CDSC are paid to CUNA Brokerage and are used in whole or in part by CUNA Brokerage to defray its expenses related to providing distribution-related services to the Trust in connection with the sale of the Class B shares, such as the payment of compensation to select Selling Brokers for selling Class B shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Trust to sell the Class B shares without a sales charge being deducted at the time of the purchase.

Waiver  of  Contingent  Deferred  Sales  Charge.  The  CDSC  will be  waived  on
redemptions  of  Class  B  shares,   unless   indicated   otherwise,   in  these
circumstances:

For all account types:

o Redemptions made pursuant to the Trust's right to liquidate small accounts (see "Dividends and Account Policies -- Small Accounts" in the Prospectus).

o Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

o         Redemptions due to death or disability.

o Redemptions made under the Reinstatement Privilege, as described in "Reinstatement or Reinvestment Privilege" below.

o        Redemptions  of Class B shares  made  under the  Systematic  Withdrawal
         Program, as long as annual redemptions do not exceed 12% of the redeeming shareholder's account value, including reinvested dividends, at (a) the time the shareholder began the Systematic Withdrawal Program and (b) the beginning of each calendar year.

For Retirement Accounts (such as IRA, Rollover IRA, TSA, 457, 403(b), 401(k) plans) and other qualified plans as described in the Internal Revenue Code of 1986, as amended (the "Code"), unless otherwise noted.

o Redemptions made to effect mandatory or life expectancy distributions under the Code.

o         Returns of excess contributions made to these plans.

o        Redemptions   made  to  effect   distributions   to   participants   or
         beneficiaries from employer sponsored retirement under section 401(a) of the Code (such as 401(k) plans).

Please see the following chart for more information on Class B CDSC waivers.

Class B CDSC Waiver Chart

--------------------- ------------------ ------------------ ------------------ ------------------ ------------------
Type of Distribution     401(a) Plan                                                IRA or         Non-Retirement
                        (401(k) plan)       403(b) Plan         457 Plan         IRA Rollover           Plan
--------------------- ------------------ ------------------ ------------------ ------------------ ------------------
Death or Disability   Waived             Waived             Waived             Waived             Waived
--------------------- ------------------ ------------------ ------------------ ------------------ ------------------
Over 70 1/2           Waived             Waived             Waived             Waived for         Waived for 12% of account
                                                                               mandatory          value annually
                                                                               distributions or   in periodic
                                                                               12% of account     payments
                                                                               value annually
                                                                               in periodic
                                                                               payments
--------------------- ------------------ ------------------ ------------------ ------------------ ------------------
Between               Waived             Waived             Waived             Waived for Life    Waived for 12% of account
59 1/2 and 70 1/2                                                              Expectancy or      value annually
                                                                               12% of account     in periodic
                                                                               value annually     payments
                                                                               in periodic
                                                                               payments
--------------------- ------------------ ------------------ ------------------ ------------------ ------------------
Under 59 1/2          Waived             Waived for         Waived for         Waived for         Waived for 12% of account
                                         annuity payments   annuity payments   annuity payments   value annually
                                         (72t) or 12% of    (72t) or 12% of    (72t) or 12% of    in periodic
                                         account value      account value      account value      payments
                                         annually in        annually in        annually in
                                         periodic payments  periodic payments  periodic payments
--------------------- ------------------ ------------------ ------------------ ------------------ ------------------
Loans                 Waived             Waived             N/A                N/A                N/A
--------------------- ------------------ ------------------ ------------------ ------------------ ------------------
Termination of Plan   Not Waived         Not Waived         Not Waived         Not Waived         N/A
--------------------- ------------------ ------------------ ------------------ ------------------ ------------------
Hardships             Waived             Waived             Waived             N/A                N/A
--------------------- ------------------ ------------------ ------------------ ------------------ ------------------
Return of Excess      Waived             Waived             Waived             Waived             N/A
--------------------- ------------------ ------------------ ------------------ ------------------ ------------------

Any shareholder who qualifies for a CDSC waiver under one of these situations must notify [the transfer agent] at the time such shareholder requests a redemption. The waiver will be granted once [the transfer agent] has confirmed that the shareholder is entitled to the waiver.

Special Redemptions

Although no Fund would normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities held by the Fund as prescribed by the Trustees. When the shareholder were to sell portfolio securities received in this fashion the shareholder would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining NAV. The Trust has, however, elected to be governed by Rule 18f-1 under the 1940 Act. Under that rule, each Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's NAV at the beginning of such period.

ADDITIONAL INVESTOR SERVICES AND PROGRAMS

The following discussion expands upon the section entitled "Additional Investor Services" in the Prospectus.

Systematic Investment Program

As explained in the Prospectus, the Trust has established a Systematic Investment Program. The program is subject to the following conditions:

o The investments will be drawn on or about the day of the month indicated.

o Any shareholder's privilege of making investments through the Systematic Investment Program may be revoked by the Trust without prior notice if any investment by the shareholder is not honored by the shareholder's credit union or other financial institution.

o The program may be discontinued by the shareholder either by calling [the transfer agent] or upon written notice to [the transfer agent] which is received at least five (5) business days prior to the due date of any investment.

Systematic Withdrawal Program

As explained in the Prospectus, the Trust has established a Systematic Withdrawal Program. Payments under this program represent proceeds arising from the redemption of Fund shares. The maintenance of a Systematic Withdrawal Program concurrently with purchases of additional Class B shares of the Fund could be disadvantageous to a shareholder because of the CDSC imposed on redemptions of Class B shares. Therefore, a shareholder should not purchase Class B shares of the Fund at the same time as a Systematic Withdrawal Program is in effect for such shareholder. The Trust reserves the right to modify or discontinue the Systematic Withdrawal Program for any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan to all shareholders in the future. Any shareholder may terminate the program at any time by giving proper notice to [the transfer agent].

Exchange Privilege and Systematic Exchange Program

The Trust permits exchanges of shares of any class of any Fund for shares of the same class in any other Fund. Exchanges between funds with shares that are not subject to a CDSC are based on their respective NAVs. No sales charge or transactions charge is imposed. Shares of a Fund which are subject to a CDSC may be exchanged into shares of any of other Fund that are subject to a CDSC without incurring the CDSC; however, the shares acquired in the exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed. For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

The Trust reserves the right to require that previously exchanged shares (and reinvested dividends) be in a Fund for 90 days before a shareholder is permitted a new exchange. The Trust may refuse any exchange order. The Trust may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for federal income tax purposes. An exchange may result in a taxable gain or loss. (See "Dividends, Distributions and Taxes.")

As explained in the Prospectus, the Trust has established a Systematic Exchange Program. The Trust reserves the right to modify or discontinue the Systematic Exchange Program for any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan to all shareholders in the future. Any shareholder may terminate the program at any time by giving proper notice to [the transfer agent].

Reinstatement or Reinvestment Privilege

If [the transfer agent] is notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the same or another Fund, subject to the minimum investment limit of that Fund. The proceeds from the redemption of Class A shares may be reinvested at NAV without paying a sales charge in Class A shares of the same or any other Fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from the redemption at NAV in additional shares of the class and Fund from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

To protect the interests of other investors in the Funds, the Trust may cancel the reinvestment privilege of any parties that, in the opinion of the Trust, are using market timing strategies or making more than four exchanges per owner or controlling party per calendar year. Also, the Trust may refuse any reinvestment request.

The Fund may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "Dividends, Distributions and Taxes."

DISTRIBUTION (12b-1) PLAN AND AGREEMENT

The Trust has entered into a Distribution Agreement with CUNA Brokerage Services, Inc. ("CUNA Brokerage"). Under the agreement, CUNA Brokerage is obligated to use its best efforts to sell shares of the Trust. Shares of the Trust are sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with CUNA Brokerage. CUNA Brokerage accepts orders for the purchase of the shares of the Trust at NAV next determined plus any applicable sales charge. In connection with the sale of Class A or Class B shares of the Trust, CUNA Brokerage and Selling Brokers receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale or, in the case of Class B shares, on a deferred basis. The sales charges are discussed further in the Prospectus.

The Trust's Board of Trustees also adopted Distribution Plans with respect to the Trust's Class A and Class B shares pursuant to Rule 12b-1 under the 1940 Act (the "Plans"). Under the Plans, the Trust will pay service fees for Class A and Class B shares at an aggregate annual rate of 0.25% of each Fund's daily net assets attributable to the respective class of shares. The Trust will also pay distribution fees for Class B shares at an aggregate annual rate of 0.75% of each Fund's daily net assets attributable to Class B. The distribution fees will be used to reimburse CUNA Brokerage for its distribution expenses with respect to Class B shares only, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others engaged in the sale of Fund shares, (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares, and (iii) interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event that CUNA Brokerage is not fully reimbursed for expenses it incurs under the Class B Plan in any fiscal year, CUNA Brokerage may carry these expenses forward, provided, however, that the Trustees may terminate the Class B Plan and thus the Trust's obligation to make further payments at any time. Accordingly, the Trust does not treat unreimbursed expenses relating to the Class B shares as a liability.

The Plans were approved by the initial shareholders of the Trust. The Plans have also been approved by a majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on such Plans.

Pursuant to the Plans, at least quarterly, CUNA Brokerage provides the Trust with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they continue in effect only so long as their continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. Each Plan provides that it may be terminated without penalty: (a) by vote of a majority of the Independent Trustees; (b) by a vote of a majority of the Fund's outstanding shares of the applicable class in each case upon 60 days' written notice to CUNA Brokerage; and (c) automatically in the event of assignment. Each of the Plans further provides that it may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Trust which has voting rights with respect to the Plan. And finally, each of the Plans provides that no material amendment to the Plan will, in any event, be effective unless it is approved by a majority vote of both the Trustees and the Independent Trustees of the Trust. The holders of Class A shares and Class B shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that each Plan will benefit the holders of the applicable class of shares of the Fund.

Amounts paid to CUNA Brokerage by any class of shares of the Trust will not be used to pay the expenses incurred with respect to any other class of shares of the Trust; provided, however, that expenses attributable to the Trust as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time.

CUSTODIAN

_________________ is the current custodian for the securities and cash of each Fund. The custodian holds all securities and cash owned by each Fund and receives all payments of income, payments of principal or capital distributions with respect to such securities for each Fund. Also, the custodian receives payment for the shares issued by the Trust. The custodian releases and delivers securities and cash upon proper instructions from the Trust. Pursuant to and in furtherance of a Custody Agreement with the custodian, the custodian uses automated instructions and a cash data entry system to transfer monies to and from each Fund's account at the custodian.

INDEPENDENT AUDITORS

The financial statements have been included herein and elsewhere in the Registration Statement in reliance upon the reports of ________________, [address], independent auditors, and upon the authority of said firm as experts in accounting and auditing.

BROKERAGE

It is the Trust's policy, in effecting transactions in portfolio securities, to seek best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including without limitation, the overall direct net economic result (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage commissions paid.

Subject to the foregoing, a factor in the selection of brokers is the receipt of research services, analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information. Any such research and other statistical and factual information provided by brokers to the Trust or CIMCO is considered to be in addition to and not in lieu of services required to be performed by CIMCO under its contract with the Trust. Research obtained on behalf of the Trust may be used by CIMCO in connection with CIMCO's other clients. Conversely, research received from placement of brokerage for other accounts may be used by CIMCO in managing investments of the Trust. Therefore, the correlation of the cost of research to individual clients of the Adviser, including the Trust, is indeterminable and cannot practically be allocated among the Trust and CIMCO's other clients. Consistent with the above, the Trust may effect principal transactions with a broker-dealer that furnishes brokerage and/or research services, or designate any such broker-dealer to receive selling commissions, discounts or other allowances, or otherwise deal with any broker-dealer, in connection with the acquisition of securities in underwritings. Accordingly, the net prices or commission rates charged by any such broker-dealer may be greater than the amount another firm might charge if the management of the Trust determines in good faith that the amount of such net prices and commissions is reasonable in relation to the value of the services and research information provided by such broker-dealer to the Trust.

The Trust expects that purchases and sales of money market instruments usually will be principal transactions. Money market instruments are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually will be no brokerage commissions paid for such purchases. Purchases from underwriters will include the underwriting commission or concession and purchases from dealers serving as market makers will include the spread between the bid and asked price. Where transactions are made in the over-the-counter market, the Trust will deal with the primary market makers unless equal or more favorable prices are otherwise obtainable.

Where advantageous, the Trust may participate with CIMCO's other clients in "bunching of trades" wherein one purchase or sale transaction representing several different client accounts is placed with a broker. CIMCO has established various policies and procedures that assure equitable treatment of all accounts.

The policy with respect to brokerage is and will be reviewed by the Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.

HOW SECURITIES ARE OFFERED

Distributor

Shares of the Trust are currently issued and redeemed through the distributor, CUNA Brokerage, pursuant to a Distribution Agreement between the Trust and CUNA Brokerage. The principal place of business of CUNA Brokerage is 5910 Mineral Point Road, Madison, Wisconsin 53705. CUNA Brokerage is owned by CUNA Mutual Investment Corporation which in turn is owned by CUNA Mutual Insurance Society. Shares of the Trust are purchased and redeemed at NAV (see "Net Asset Value of Shares" below). The Distribution Agreement provides that CUNA Brokerage will use its best efforts to render services to the Trust, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, it will not be liable to the Trust or any shareholder for any error of judgment or mistake of law or any act or omission or for any losses sustained by the Trust or its shareholders.

Transfer Agent

[To be added by amendment]

NET ASSET VALUE OF SHARES

The NAV per share is calculated as of 3:00 p.m. Central Time on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each Fund's total net assets by the number of shares of such Fund outstanding at the time of calculation. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Shares will be sold and redeemed at the NAV per share next determined after receipt of the purchase order or request for redemption.

The NAV per share was initially set at $10.00 per share for each Fund other than the Strategic Reserves Fund. The NAV per share was initially set at $1.00 per share for the Strategic Reserves Fund (see "Strategic Reserves Fund" below).

Strategic Reserves Fund

The Trustees have determined that the best method currently available for determining the NAV for the Strategic Reserves Fund is the amortized cost method. The Trustees will utilize this method pursuant to Rule 2a-7 of the 1940 Act. The use of this valuation method will be continuously reviewed and the Trustees will make such changes as may be necessary to assure that assets are valued fairly as determined by the Trustees in good faith. Rule 2a-7 obligates the Trustees, as part of their responsibility within the overall duty of care owed to the shareholders, to establish procedures reasonably designed, taking into account current market conditions and the investment objectives, to stabilize the NAV per share as computed for the purpose of distribution and redemption at $1.00 per share. The Trustees' procedures include periodically monitoring, as they deem appropriate and at such intervals as are reasonable in light of current market conditions, the relationship between the amortized cost value per share and the NAV per share based upon available market quotations. The Trustees will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of one percent (1%) between the two. The Trustees will take such steps as they consider appropriate, (e.g., redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results which might arise from differences between the two. The
Rule requires that the Strategic Reserves Fund limit its investments to instruments which the Trustees determine will present minimal credit risks and which are of high quality as determined by a major rating agency, or, in the case of any instrument that is not so rated, of comparable quality as determined by the Trustees. It also calls for the Strategic Reserves Fund to maintain a dollar weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable NAV of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar weighted average portfolio maturity of more than 90 days, the Strategic Reserves Fund will invest its available cash in such manner as to reduce such maturity to 90 days or less as soon as reasonably practicable.

It is the normal practice of the Strategic Reserves Fund to hold portfolio securities to maturity. Therefore, unless a sale or other disposition of a security is mandated by redemption requirements or other extraordinary circumstances, the Strategic Reserves Fund will realize the par value of the security. Under the amortized cost method of valuation traditionally employed by institutions for valuation of money market instruments, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation. In periods of declining interest rates, the indicated daily yield on shares the Strategic Reserves Fund has computed by dividing the annualized daily income by the NAV will tend to be higher than if the valuation were based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares the Strategic Reserves Fund has computed by dividing the annualized daily income by the NAV will tend to be lower than if the valuation were based upon market prices and estimates.

Valuation Procedures

Common stocks that are traded on an established exchange or over-the-counter are valued on the basis of market price as of the end of the valuation period, provided that a market quotation is readily available. Otherwise, they are valued at fair value as determined in good faith by or at the direction of the Trustees.

Stripped treasury securities, long-term straight debt obligations, and non-convertible preferred stocks are valued using readily available market quotations, if available. When exchange quotations are used, the latest quoted sale price is used. If an over-the-counter quotation is used, the last bid price will normally be used. If readily available market quotations are not available, these securities are valued at market value as determined in good faith by or at the direction of the Trustees. Readily available market quotations will not be deemed available if an exchange quotation exists for a debt security, preferred stock, or security convertible into common stock, but it does not reflect the true value of the Fund's holdings because sales have occurred infrequently, the market for the security is thin, or the size of the reported trade is considered not comparable to the Fund's institutional size holdings. When readily available market quotations are not available, the Fund will use an independent pricing service which provides valuations for normal institutional size trading units of such securities. Such a service may utilize a matrix system which takes into account appropriate factors such as institutional size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. These valuations are reviewed by CIMCO. If CIMCO believes that a valuation still does not represent a fair value, it will present for approval of the Trustees such other valuation as CIMCO considers to represent a fair value. The specific pricing service or services to be used will be presented for approval of the Trustees.

Short-term instruments having maturities of sixty (60) days or less will be valued at amortized cost. Short-term instruments having maturities of more than sixty (60) days will be valued at market values or values based on current interest rates.

Options, stock index futures, interest rate futures, and related options which are traded on U.S. exchanges or boards of trade are valued at the closing price as of the close of the New York Stock Exchange.

CIMCO, at the direction of the Trustees, values the following at prices it deems in good faith to be fair:

          1.        Securities  (including  restricted   securities)  for  which
                    complete quotations are not readily available;

          2. Listed securities if, in CIMCO's opinion, the last sale price does not reflect the current market value or if no sale occurred; and

          3.        Other assets.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund has qualified, and intends to continue to qualify, for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain) and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from futures contracts) derived with respect to its business of investing in securities; (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities or futures contracts that were held for less than three months ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the outstanding voting securities of the issuer; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

A Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to distribute annually a sufficient amount of any taxable income and capital gains so as to avoid liability for this excise tax.

Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the International Stock Fund's total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by it. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. The International Stock Fund will report to its shareholders shortly after each taxable year their respective shares of the income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.

Each Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss), even if they are not distributed to the Fund; those amounts would be subject to the distribution requirements described above. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by a Fund. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures and forward contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the income requirement. However, income from the disposition of foreign currencies that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect thereto) also will be subject to the Short-Short Limitation if the securities are held for less than three months.

If a Fund satisfies certain requirements, any increase in value on a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Fund intends that, when it engages in hedging transactions, they will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all of the Fund's hedging transactions. To the extent this treatment is not available, a Fund may be forced to defer the closing out of certain options and futures contracts beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.

The treatment of income dividends and capital gain distributions by a Fund to shareholders under the various state income tax laws may not parallel that under the federal law. Qualification as a regulated investment company does not involve supervision of a Fund's management or of its investment policies and practices by any governmental authority.

Shareholders are urged to consult their own tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

It is the intention of the Trust to distribute substantially all of the net investment income, if any, of each Fund thereby avoiding the imposition of any Fund-level income or excise tax as follows:

     (i) Dividends on the Strategic Reserves Fund will be declared daily and reinvested monthly in additional full and fractional shares of the Strategic Reserves Fund;

     (ii)Dividends of ordinary income from the Conservative Bond and High Income Funds will be declared and reinvested monthly in additional full and fractional shares of the respective Fund;

    (iii)Dividends of ordinary income, if any, from the Conservative Balanced and Growth and Income Stock Funds will be declared and reinvested quarterly in additional full and fractional shares of the respective Fund;

    (iv) Dividends of ordinary income, if any, from the Capital Appreciation Stock and International Stock Funds will be declared and reinvested annually in additional full and fractional shares of the respective Fund; and

     (v) All net realized short-term and long-term capital gains of each Fund, if any, will be declared and distributed at least annually, but in any event, no more frequently than allowed under SEC rules, to the shareholders of each Fund to which such gains are attributable.

Options and Futures Transactions

The tax consequences of options transactions entered into by a Fund will vary depending on the nature of the underlying security, whether the option is written or purchased and finally, whether the "straddle" rules, discussed separately below, apply to the transaction. When a Fund writes a call or a put option on an equity or convertible debt security, the treatment for federal income tax purposes of the premium that it receives will, subject to the straddle rules, depend on whether the option is exercised. If the option expires unexercised, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the amount of the premium) without regard to any unrealized gain or loss on the underlying security. Any such gain or loss will be short-term capital gain or loss, except that any loss on a "qualified" covered call stock option that is not treated as part of a straddle may be treated as long-term capital loss. If a call option written by a Fund is exercised, the Fund will recognize a capital gain or loss from the sale of the underlying security, and will treat the premium as additional sales proceeds. Whether the gain or loss will be long-term or short-term will depend on the holding period of the underlying security. If a put option written by a Fund is exercised, the amount of the premium will reduce the tax basis of the security that the Fund then purchases.

If a put or call option that a Fund has purchased on an equity or convertible debt security expires unexercised, the Fund will realize a capital loss equal to the cost of the option. If the Fund enters into a closing sale transaction with respect to the option, it will realize a capital gain or loss (depending on whether the proceeds from the closing transaction are greater or less than the cost of the option). The gain or loss will be short-term or long-term depending on the Fund's holding period in the option. If the Fund exercises such a put option, it will realize a short-term gain or loss (long-term if the Fund holds the underlying security for more than one year before it purchases the put) from the sale of the underlying security measured by the sales proceeds decreased by the premium paid. If the Fund exercises such a call option, the premium paid for the option will be added to the tax basis of the security purchased.

One or more Funds may invest in Section 1256 contracts. Section 1256 contracts generally include options on nonconvertible debt securities (including securities of U.S. Government agencies or instrumentalities), options on stock indexes, futures contracts, options on futures contracts and certain foreign currency contracts. Options on foreign currency, futures contracts on foreign currency, and options on foreign currency futures will qualify as Section 1256 contracts if the options or futures are traded on or subject to the rules of a qualified board or exchange. In general, gain or loss on Section 1256 contracts will be treated as 60% long-term and 40% short-term capital gain or loss ("60/40"), regardless of the period of time particular positions are actually held by a Fund. In addition, any Section 1256 contracts held at the end of each taxable year (and on October 31 of each year for purposes of determining the amount of capital gain net income that a Fund must distribute to avoid liability for the 4% excise tax) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss. This deemed realization does not cause a disposition for purposes of the "short-short" rule.

Straddles

Hedging transactions undertaken by a Fund may result in "straddles" for federal income tax purposes. Straddles are defined to include "offsetting positions" in actively-traded personal property. Under current law, it is not clear under what circumstances one investment made by a Fund, such as an option or futures contract, would be treated as "offsetting" another investment also held by the Fund, such as the underlying security (or vice versa) and, therefore, whether the Fund would be treated as having entered into a straddle. In general, investment positions may be "offsetting" if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions (although certain "qualified" covered call stock options written by a Fund may be treated as not creating a straddle).

To the extent that the straddle rules apply to positions established by a Fund, losses realized by the Fund may be either deferred or recharacterized as long-term losses, and long-term gains realized by the Fund may be converted to short-term gains.

Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Fund that did not engage in such hedging transactions.

CALCULATION OF YIELDS AND TOTAL RETURNS

From time to time, the Trust may disclose yields, total returns, and other performance data. Such performance data will be computed, or accompanied by performance data computed in accordance with the standards defined by the SEC.

Strategic Reserves Fund Yields

From time to time, sales literature may quote the current annualized yield of the Strategic Reserves Fund for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on portfolio securities.

This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account having a balance of one share at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in value reflects net income from the Fund attributable to the hypothetical account. Current yield is calculated according to the following formula:

                    Current Yield = ((NCS - ES)/UV) x (365/7)

 Where:

          NCS = the net change in the value of the Strategic Reserves Fund (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of one share.

          ES  =     per share expenses  attributable to the hypothetical account for the seven-day period.

          UV  =     the share value for the first day of the seven-day period.

Effective yield is calculated according to the following formula:

                 Effective yield = (1 + ((NCS-ES)/UV))365/7 - 1

Where:


          NCS  =     the net change in the value of the Strategic Reserves Fund
                    (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of one share.

          ES  =     per share expenses  attributable to the hypothetical account for the seven-day period.

          UV  =     the share value for the first day of the seven-day period.

The current and effective yields on amounts held in the Strategic Reserves Fund normally fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Strategic Reserves Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held and operating expenses. Yields on amounts held in the Strategic Reserves Fund may also be presented for periods other than a seven-day period.

Other Fund Yields

From time to time, sales literature may quote the current annualized yield of one or more of the Funds (other than the Strategic Reserves Fund) for 30-day or one-month periods. The annualized yield of a Fund refers to income generated by the Fund during a 30-day or one-month period and is assumed to be generated each period over a 12-month period.

The yield is computed by: 1) dividing the net investment income of the Fund for the period; by 2) the maximum offering price per share on the last day of the period times the daily average number of shares outstanding for the period; by
3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. The 30-day or one-month yield is calculated according to the following formula:

                  Yield = 2 x (((NI - ES)/(U x UV)) + 1)6 - 1)

Where:

          NI     =  net income of the Fund for the 30-day or one-month  period attributable to the Fund's shares.

          ES     =  expenses of the Fund for the 30-day or one-month period.

          U      =  the average number of shares outstanding.

          UV     =  the share value at the close  (highest) of the last day in the 30-day or one-month period.

The yield normally fluctuates over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Fund's actual yield is affected by the types and quality of portfolio securities held and operating expenses.

Average Annual Total Returns

From time to time, sales literature may also quote average annual total returns for one or more of the Funds for various periods of time.

When a Fund has been in operation for 1, 5, and 10 years, respectively, the average annual total returns for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.

Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month or calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

The total return is calculated according to the following formula:

                              TR = ((ERV/P)1/N) - 1

Where:

          TR   =    the average  annual total return net of any Fund recurring charges.

          ERV  =    the ending redeemable value of the hypothetical account at the end of the period.

          P    =    a hypothetical initial payment of $1,000.

          N    =    the number of years in the period.


Other Total Returns

From time to time, sales literature may also disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

                                CTR = (ERV/P) - 1

Where:

          CTR   =   The  cumulative  total  return  net of any Fund  recurring charges for the period.

          ERV   =   The ending redeemable value of the hypothetical investment at the end of the period.

          P     =   A hypothetical single payment of $1,000.

RATINGS

Ratings as Investment Criteria

In general, the ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by certain Funds as initial criteria for the selection of portfolio securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends.

Description of Bond Ratings (As Published by the Rating Services)

Moody's Investors Service, Inc.

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics, and in fact, have speculative characteristics as well.

Ba Bonds which are rated Ba and below are judged to have speculative elements; their future cannot be considered as well secured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are a poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of this generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Corporation

AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB       Bonds  rated  BB,  B,  CCC  and  CC  are  regarded,   on  balance,   as
B predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of
CCC      the  obligation.  BB indicates the lowest degree of speculation  and CC
CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Note: Standard & Poor's applies the modifiers of (+) or (-) in each generic rating classification from "AA" through "B" in its corporate bond rating system. The plus sign indicates that the security ranks in the higher end of this generic rating category; the lack of a modifier indicates a mid-range ranking; and the minus sign indicates that the issue ranks in the lower end of its generic rating category.

Description of Commercial Paper Ratings (As Published by the Rating Services)

Moody's Investors Service, Inc.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime-1  Highest Quality

Prime-2  Higher Quality

Prime-3  High Quality

If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

Standard & Poor's Corporation

A brief description of the applicable Standard & Poor's rating symbols for investment grade commercial paper and their meanings follows:

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

LEGAL COUNSEL

Sutherland,   Asbill  &  Brennan,   L.L.P.,  1275  Pennsylvania   Avenue,  N.W.,
Washington, D.C. 20004, serves as counsel to the Trust and certain of its affiliates.

FINANCIAL STATEMENTS

PART C

                                OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

(a)      Financial Statements*

(b)      Exhibits

         (1)      Declaration of Trust

         (2)      N/A

         (3)      N/A

         (4)      N/A

         (5)(a)   Investment Management Agreement with CIMCO Inc.*

         (5)(b)   Investment    Sub-Advisory   Agreement   [with   Massachusetts
                  Financial Services Company]*

         (5)(c)   Investment Sub-Advisory Agreement [with              ]*

         (6)      Underwriting Agreement*

         (7)      N/A

         (8)      Custody Agreement*

         (9)      N/A

         (10)     Opinion and Consent of Sutherland, Asbill & Brennan, L.L.P.*

         (11)     (A)      Consent of Sutherland, Asbill & Brennan, L.L.P.*
                  (B)      Consent of KPMG Peat Marwick LLP*

         (12)     N/A

         (13)     Initial capital agreement*

         (14)     N/A

         (15)     Plan of Distribution*

         (16)     Schedule for Computation of Performance Quotations*

         (17)     N/A

         (18)     Multi-Class Plan*
----------
* To be filed by amendment.

Item 25.  Persons Controlled by or Under Common Control With Registrant

See the caption in Part A entitled "MORE ABOUT THE MEMBERS MUTUAL FUNDS" and Part B "THE INVESTMENT ADVISER" for a description of related parties.

CUNA Mutual Life Insurance Company is a mutual life insurance company and therefore is controlled by its contractowners. Various companies and other entities are controlled by CUNA Mutual Life Insurance Company and various companies may be considered to be under common control with CUNA Mutual Life Insurance Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in the following organization charts. In addition, by virtue of an Agreement of Permanent Affiliation with CUNA Mutual Insurance Society ("CUNA Mutual"), CUNA Mutual Life Insurance Company could be considered to be an affiliated person or an affiliated person of an affiliated person of CUNA Mutual. Likewise, CUNA Mutual and its affiliates, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts. Because CUNA Mutual and CUNA Mutual Life Insurance Company own CIMCO Inc., the investment adviser to the MEMBERS Mutual Funds, each of the entities set forth below could be considered affiliated persons of the MEMBERS Mutual Funds or affiliated persons of such affiliated persons.

                       CUNA Mutual Life Insurance Company

                  ORGANIZATIONAL CHART AS OF DECEMBER 31, 1996

CUNA Mutual Life Insurance Company
         An Iowa mutual life insurance company
         Fiscal Year End: December 31
         CUNA Mutual Life Insurance Company is the controlling company for the following subsidiaries:

         1.       Red Fox Motor Hotel Corporation
                  An Iowa Business Act Corporation.
                  100% ownership by CUNA Mutual Life Insurance Company
                  Business: Operation of Red Fox Inn, a motel
                  Classes of Stock: Common only
                  Authorized Shares: 1,000 nonpar
                  Issued Shares: 242.7821
                  Capital Structure:
                                    Stated capital: $242,782
                                    Add. paid-in: $0
                                    Ret. earn: $ 14,447
                                    Total Equity: $257,229
                  Sole Shareholder: CUNA Mutual Life Insurance Company Fiscal Year End: December 31

         2.       CIMCO Inc.
                  An Iowa Business Act Corporation
                  50% ownership by CUNA Mutual Life Insurance Company
                  50% ownership by CUNA Mutual Investment Corporation
                  Business: Registered investment Advisor
                  Classes of Stock: Non-assessable
                  Authorized Shares: 500,000 nonpar
                  Issued Shares: 100
                  Capital Structure:
                                    Stated capital: $10,000
                                    Add. paid-in: $520,000
                                    Ret. earn.: $435,660
                                    Total Equity: $965,660
                  Equal Shareholders: CUNA Mutual Life Insurance Company & CUNA Mutual Investment Corporation
                  Fiscal Year End: December 31
                  CIMCO Inc. is the investment adviser of:

                           The Ultra Series Fund
                           A Massachusetts Business Trust
                           Domiciled in Iowa
                           Business: Open-end diversified management investment company offered through insurance contracts
                           Shareholders: Three separate accounts of CUNA Mutual Life Insurance Company hold legal title for the benefit of policyowners.
                           Principal Underwriter: CUNA Brokerage Services, Inc. Fiscal Year End: December 31

         3.       Plan America Program, Inc.
                  A Maine Business Act Corporation
                  100% ownership by CUNA Mutual Life Insurance Company
                  Business: Quasi-public corporation, operating an insurance business
                  Classes of Stock: Voting common only
                  Authorized Shares: 5,000 of $1.00 par
                  Issued Shares: 100
                  Capital Structure:
                                    Stated capital: $500
                  Sole Shareholder: CUNA Mutual Life Insurance Company
                  Fiscal Year End: December 31

                          CUNA Mutual Insurance Society

                              ORGANIZATIONAL CHART
                             AS OF DECEMBER 31, 1996

CUNA Mutual Insurance Society
         Business: Life, Health & Disability Insurance
         May 20, 1935*
         State of domicile: Wisconsin
         CUNA Mutual Insurance Society, either directly or indirectly is the controlling company of the following wholly-owned subsidiaries:

         1.       CUNA Mutual Investment Corporation
                  Business: Holding Company
                  September 15, 1972*
                  State of domicile: Wisconsin
                  CUNA Mutual Investment Corporation is the owner of the following subsidiaries:

                  a.                CUMIS Insurance Society, Inc.
                                    Business: Corporate Property/Casualty
                                              Insurance
                                    May 23, 1960*
                                    State of domicile: Wisconsin
                                    CUMIS Insurance Society, Inc. is the 100% owner of the following subsidiary:

                                    (1)      Credit   Union   Mutual   Insurance
                                             Society New Zealand Ltd.
                                             Business: Fidelity Bond Coverages
                                             November l, 1990*
                                             State of domicile: Wisconsin


                  b.                League General Insurance Company
                                    Business: Individual Property/Casualty
                                    January 1, 1983*
                                    State of domicile: Michigan

                  c.                CUNA Brokerage Services, Inc.
                                    Business: Brokerage
                                    July 19, 1985*
                                    State of domicile: Wisconsin

                  d.                CUNA Mutual General Agency of Texas, Inc.
                                    Business: Managing General Agent
                                    August 14, 1991*
                                    State of domicile: Texas

                  e.                MEMBERS Life Insurance Company
                                    Business: Credit Disability/Life/Health
                                    February 27, 1976*
                                    State of domicile: Wisconsin
                                    Formerly CUMIS Life & CUDIS

                  f.                International Commons, Inc.
                                    Business: Special Events
                                    January 13, 1981 *
                                    State of domicile: Wisconsin

                  g.                CUNA Mortgage Corporation
                                    Business: Mortgage Servicing
                                    November 20, 1978*
                                    State of domicile: Wisconsin

                  h.                Investors Equity Insurance Company, Inc.
                                    Business: Private Mortgage Insurance
                                    April 14, 1994*
                                    State of Domicile: California

                  i.                CUNA Mutual Insurance Agency, Inc.
                                    Business: Leasing/Brokerage
                                    March 1, 1974*
                                    State of domicile: Wisconsin
                                    Formerly CMCI Corporation

         CUNA Mutual Insurance Agency, Inc. is the 100% owner of the following subsidiaries:

                                    (1)     CM Field Services, Inc.
                                            Business: Serves Agency Field Staff
                                            January 26, 1994*
                                            State of domicile: Wisconsin

                                    (2)     CUNA  Mutual  Insurance  Agency  of
                                            Alabama, Inc.
                                            Business: Property & Casualty Agency
                                            May 27, 1993*
                                            State of domicile: Alabama

                                    (3)     CUNA Mutual Insurance Agency of New
                                            Mexico, Inc.
                                            Business:  Brokerage of Corporate &
                                            Personal Lines
                                            June 10, 1993*
                                            State of domicile: New Mexico

                                    (4)     CUNA  Mutual  Insurance  Agency  of
                                            Hawaii, Inc.
                                            Business: Property & Casualty Agency
                                            June 10, 1993*
                                            State of domicile: Hawaii

                                    (5)     CUNA  Mutual   Casualty   Insurance
                                            Agency of Mississippi, Inc.
                                            Business: Property & Casualty Agency
                                            June 24, 1993 *
                                            State of domicile: Mississippi

                                    (6)     CUNA  Mutual  Insurance  Agency  of
                                            Kentucky, Inc.
                                            Business:  Brokerage of Corporate &
                                            Personal Lines
                                            October 5, 1994*
                                            State of domicile: Kentucky

                                    (7)     CUNA  Mutual  Insurance  Agency  of
                                            Massachusetts, Inc.
                                            Business:Brokerage  of  Corporate &
                                            Personal Lines
                                            January 27, 1995*
                                            State of domicile: Massachusetts

         2.       C.U.I.B.S. Pty. Ltd.
                  Business: Brokerage
                  February 18,1981 *
                  Country of domicile: Australia

* Dates shown are dates of acquisition, control or organization.

CUNA Mutual Insurance Society, either directly or through a wholly-owned subsidiary, has a partial ownership interest in the following:

1.       C. U. Family Insurance Services, Inc./Colorado
         50% ownership by CUNA Mutual Insurance Agency, Inc.
         50% ownership by Colleague Services Corporation
         September 1, 1981

2.       C. U. Insurance Services, Inc./Oregon
         50% ownership by CUNA Mutual Insurance Agency, Inc.
         50% ownership by Oregon Credit Union League
         December 27, 1989

3.       CUFIS of New York, Inc.
         50% ownership by CUNA Mutual Insurance Agency, Inc.
         50% ownership by CUC Services, Inc.
         March 28, 1991

4.       The CUMIS Group Limited
         63.4% ownership by CUNA Mutual Insurance Society (as of 12-31 -96)

5.       CIMCO Inc. (CIMCO)
         50% ownership by CUNA Mutual Investment Corporation
         50% ownership by CUNA Mutual Life Insurance Company
         January 1, 1992

6.       Cooperative  Savings and Credit Unions Insurance  Society  "Benefit" SA
         (Poland)
         70.9% ownership by CUNA Mutual Insurance Society
         15.3% ownership by CUMIS Insurance Society, Inc.
         13.8% ownership by Foundation for Polish Credit Unions
         September 1, 1992

7.       GWARANT, Ltd.
         50% ownership by CUNA Mutual Insurance Society
         50% ownership by Foundation for Polish Credit Unions
         February 18, 1994

8.       CUNA Mutual Insurance Agency of Ohio, Inc.
         1% of value owned by Michael Corcoran (CUNA Mutual Employee) subject to a voting trust agreement, Michael B. Kitchen as Voting Trustee.
         99% of value-owned by CUNA Mutual Insurance Agency, Inc. Due to Ohio regulations, CUNA Mutual Insurance Agency, Inc. holds no voting stock in this corporation.
         June 14, 1993

9.       SECURITY Management Company, Ltd. (Hungary)
         90% ownership by CUNA Mutual Insurance Society
         10% ownership by: Federation of Savings Cooperatives
                           Savings Cooperative of Szoreg
                           Savings Cooperative of Szekkutas
                           (collectively called Hungarian Associates)
         September 5, 1992

10.      CMG Mortgage Insurance Company
         55% ownership by CUNA Mutual Investment Corporation 45% ownership by PMI Mortgage Insurance Co.
         April 14, 1994

Limited Liability Companies

1.       CUNA Mortgage Assistance, L.L.C.
         50% interest by CUNA Mortgage Corporation
         50% interest by CUNA Service Group, Inc.
         November 7, 1995

2.       "Sofia LTD." (Ukraine)
         99.96% CUNA Mutual Insurance Society
         .04% CUMIS Insurance Society, Inc.
         March 6, 1996

3.       'FORTRESS' (Ukraine)
         80% "Sofia LTD."
         19% The Ukrainian National Association of Savings and Credit Unions 1% Service Center by UNASCU
         September 25, 1996

Stock Corporation - CUNA Mutual Group owns less than 50%

1.       Cooperators Life Assurance Society Limited (Jamaica)
         CUNA Mutual Insurance Society owns 122,500 shares
         Jamaica Co-op Credit Union League owns 127,500 shares
         (NOTE: Awaiting authority to write business)
         May 10, 1990

2. CUNA Caribbean Insurance Society Limited (Trinidad and Tobago, W.I.) 47.96% ownership by CUNA Mutual Insurance Society
         July 4, 1985

3.       CU Interchange Group, Inc.
         Owned by CUNA Mutual Investment Corporation, CUNA Service Group and various state league organizations
         December 15, 1993 - CUNA Mutual Investment Corporation purchased 100 shares stock

4.       CUNA Service Group, Inc.
         April 22, 1974 - CUNA Mutual Insurance Society purchased 200.71 shares

5.       "Benevita LKS" (Russia)
         49% CUNA Mutual Insurance Society
         51 % League of Credit Unions
         December 7, 1995

6.       Credit Union Service Corporation
         Owned by CUNA Mutual Investment Corporation, Credit Union National Association, Inc. and 18 state league organizations March 29, 1996 - CUNA Mutual Investment Corporation purchased 1,300,000 shares of stock

Partnerships

1.       PLAN AMERICA Services, a Wisconsin partnership
         CUNA Mutual Insurance Society - 50% Partner
         CUNA Mutual Life Insurance Company - 50% Partner
         December 17, 1987

2.       LeaSo Partners, a California partnership
         CUNA Mutual Insurance Society - 50% Partner
         California Credit Union League - 50% Partner
         December 29, 1981

3.       CM CUSO Limited Partnership, a Washington Partnership
         CUMIS Insurance Society, Inc. - General Partner
         Credit Unions in Washington - Limited Partners
         June 14, 1993

Affiliated (Nonstock)

1.       NARCUP, Inc.
         August 8, 1978

2.       CUNA Mutual Group Foundation, Inc.
         July 5, 1967

3.       CUNA Mutual Life Insurance Company
         July 1, 1990

4. Aseguradora Solidaria de Colombia (formerly Seguros UCONAL Lirnitada) 17.2% membership by CUNA Mutual Insurance Society
         July 2, 1985


Item 26.  Number of Holders of Securities

         Fund and Title of Class                  Number of Record Holders
         Strategic Reserves
                  Class A                                  None
                  Class B                                  None
         Conservative Bond
                  Class A                                  None
                  Class B                                  None
         Conservative Balanced
                  Class A                                  None
                  Class B                                  None
         High Income
                  Class A                                  None
                  Class B                                  None
         Growth and Income Stock
                  Class A                                  None
                  Class B                                  None
         Capital Appreciation Stock
                  Class A                                  None
                  Class B                                  None
         International Stock
                  Class A                                  None
                  Class B                                  None

Item 27.  Indemnification

         As a Delaware business trust, Registrant's operations are governed by its Declaration of Trust dated May 16, 1997 (the Declaration of Trust). Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act (the DBTA) provides that a shareholder of a trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit Delaware corporations. Registrant's Declaration of Trust expressly provides that it has been organized under the DBTA and that the Declaration of Trust is to be governed by Delaware law. It is nevertheless possible that a Delaware business trust, such as Registrant, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case Registrant's shareholders could be subject to personal liability.

         To protect Registrant's shareholders against the risk of personal liability, the Declaration of Trust: (i) contains an express disclaimer of shareholder liability for acts or obligations of Registrant and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by Registrant or its Trustees; (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of Registrant or any series of Registrant; and (iii) provides that Registrant shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Registrant and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (iii) Registrant itself would be unable to meet its obligations. In the light of Delaware law, the nature of Registrant's business and the nature of its assets, the risk of personal liability to a shareholder is remote.

         The Declaration of Trust further provides that Registrant shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of Registrant. The Declaration of Trust does not authorize Registrant to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser

         The Investment Adviser for the MEMBERS Mutual Fund is CIMCO Inc. See the caption in Part A entitled "MORE ABOUT THE MEMBERS MUTUAL FUNDS - Portfolio Management" for a more complete description.

 The officers and directors of the Investment Adviser are as follows:

       NAME                    POSITION HELD

 Michael S. Daubs              CIMCO Inc.
                               President
                               1982-Present
                               Director
                               1995-Present

                               CUNA Mutual Life Insurance Company
                               Chief Investment Officer
                               1989-Present

                               CUNA Mutual Insurance Society
                               Chief Investment Officer
                               1990-Present

 Lawrence R. Halverson         CIMCO Inc.
                               Senior Vice President and Secretary
                               1996-Present
                               Vice President and Secretary
                               1987-1996

                               CUNA Brokerage Services, Inc.
                               President
                               1996-Present

 Joyce A. Harris               CIMCO Inc.
                               Director and Chair
                               1992 - Present

                               Telco Community Credit Union
                               President, Chief Executive Officer
                               1978- Present

 James C. Hickman              CIMCO Inc.
                               Director
                               1992 - Present

                               University of Wisconsin
                               Professor
                               1972 - Present

 Michael B. Kitchen            CIMCO Inc.
                               Director
                               1995 - Present

                               CUNA Mutual Life Insurance Company
                               President and Chief Executive Officer
                               1995 - Present

                               CUNA Mutual Insurance Society
                               President and Chief Executive Officer
                               1995- Present

 George A. Nelson              CIMCO Inc.
                               Director and Vice Chair
                               1992 - Present

                               Evening Telegram Co. - WISC-TV
                               Vice President
                               1982 - Present


Item 29.  Distributor

         a. CUNA Brokerage Services, Inc., a registered broker-dealer, is the principal Distributor of the shares of the MEMBERS Mutual Fund. CUNA Brokerage Services, Inc. does not act as principal underwriter, depositor or investment adviser for any investment company other than the Registrant, the Ultra Series Fund, CUNA Mutual Life Variable Account, and CUNA Mutual Life Variable Annuity Account.

 b. The officers and directors of CUNA Brokerage Services, Inc. are as follows:

Name and Principal                  Position with          Positions and Offices
Business Address                     Distributor              with Registrant

Michael G. Joneson                  Secretary and Director             None
2000 Heritage Way                   Treasurer
Waverly, IA 50677

John M. Waggoner                    Chief Legal Officer                None
5910 Mineral Point Road
Madison, WI 53705

Campbell D. McHugh                  Compliance Officer                 None
5910 Mineral Point Road
Madison, WI 53705

Scott Vignovich                     Assistant Vice President           None
2000 Heritage Way
Waverly, IA 50677

Brian C. Lasko                      Managing Principal                 None
2000 Heritage Way
Waverly, IA 50677

Lawrence R. Halverson               Director                        Trustee
5910 Mineral Point Road             President                      and President
Madison, WI 53705

Marc A. Krasnick                    Director                           None
5910 Mineral Point Road             Vice President
Madison, WI 53705

Sandra K. Steffeney                 Vice President                     None
33320 9th Avenue South
Suite 250
Federal Way, WA 98063-3919

         c. There have been no commissions or other compensation paid by Registrant to the Distributor.

Item 30.  Location of Accounts and Records

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the CUNA Mutual Life Insurance Company at 2000 Heritage Way, Waverly, Iowa 50677, CIMCO Inc. at 5910 Mineral Point Road, Madison, Wisconsin 53705 or CUNA Mutual Insurance Society at 5910 Mineral Point Road, Madison, Wisconsin 53705.

Item 31.  Management Services

Not applicable.

Item 32.  Undertakings

         (a) Inapplicable.

         (b) The Registrant hereby undertakes to file a post-effective amendment, to this registration statement containing reasonably current financial statements (which need not be audited), within four to six months of the date this registration statement is declared effective under the 1933 Act.

         (c) The Registrant hereby undertakes to furnish, upon request and without charge, to each person who is delivered a copy of the Registrant's latest annual report to shareholders a prospectus for any fund offered by the Registrant pursuant to this registration statement.

         (d) The Registrant hereby undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon any question of removal of a trustee or trustees, and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant, MEMBERS Mutual Fund, has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Madison and state of Wisconsin, on the 18th day of June, 1997.


                               MEMBERS MUTUAL FUND


                        By:         /s/  Lawrence R. Halverson
                            Lawrence R. Halverson, Trustee and President


         Pursuant to the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES AND TITLE                                 DATE



/s/  Lawrence R. Halverson                           June 18, 1997
Lawrence R. Halverson, Trustee and President



/s/  Scott R. Powell                                 June 18, 1997
Scott R. Powell, Secretary and Treasurer

                                  EXHIBIT INDEX

Exhibit Number    Description

         (1)         Declaration of Trust

                                   EXHIBIT 1

                              DECLARATION OF TRUST

                                       OF

                              MEMBERS Mutual Funds

                                TABLE OF CONTENTS

ARTICLE 1         Name and Definitions........................................1
         1.1.  Name...........................................................1
         1.2.  Definitions....................................................1

ARTICLE 2         Nature and Purpose of Trust.................................2
         2.1.  Nature of Trust................................................2
         2.2.  Purpose of Trust...............................................2
         2.3.  Interpretation of Declaration of Trust.........................3
                  2.3.1.  Governing Instrument................................3
                  2.3.2.  No Waiver of Compliance with Applicable Law.........3
                  2.3.3.  Power of the Trustees Generally.....................3

ARTICLE 3         Registered Agent; Offices...................................3
         3.1.  Registered Agent...............................................3
         3.2.  Offices........................................................3

ARTICLE 4         Shares of Beneficial Interest...............................3
         4.1.  Shares of Beneficial Interest..................................3
         4.2.  Number of Authorized Shares....................................3
         4.3.  Ownership and Certification of Shares..........................4
         4.4.  Status of Shares...............................................4
                  4.4.1.  Fully Paid and Non-assessable.......................4
                  4.4.2.  Personal Property...................................4
                  4.4.3.  Party to Declaration of Trust.......................4
                  4.4.4.  Death of Shareholder................................4
                  4.4.5.  Title to Trust; Right to Accounting.................4
         4.5.  Determination of Shareholders..................................4
         4.6.  Shares Held by Trust...........................................4
         4.7.  Shares Held by Persons Related to Trust........................4
         4.8.  Preemptive and Appraisal Rights................................5
         4.9.  Series and Classes of Shares...................................5
                  4.9.1.  Generally...........................................5
                  4.9.2.  Establishment and Designation.......................5
                  4.9.3.  Conversion Rights...................................5
                  4.9.4.  Separate and Distinct Nature........................6
                  4.9.5.  Rights and Preferences..............................6
                           4.9.5.1.  Assets and Liabilities "Belonging"
                                     to a Series..............................6
                           4.9.5.2.  Treatment of Particular Items............7
                           4.9.5.3.  Limitation on Interseries Liabilities....7
                           4.9.5.4.  Dividends................................7
                           4.9.5.5.  Redemption by Shareholder................7
                           4.9.5.6.  Redemption by Trust......................8
                           4.9.5.7.  Prevention of Personal Holding Company
                                     Status...................................8
                           4.9.5.8.  Net Asset Value..........................8
                           4.9.5.9.  Maintenance of Stable Net Asset Value....8
                           4.9.5.10.  Transfer of Shares......................8
                           4.9.5.11.  Equality of Shares......................9
                           4.9.5.12.  Fractional Shares.......................9
                  4.9.6.  Rights and Preferences of Classes...................9

ARTICLE 5         Trustees....................................................10
         5.1.  Management of the Trust........................................10
         5.2.  Qualification..................................................10
         5.3.  Number.........................................................10
         5.4.  Term and Election..............................................10
         5.5.  Composition of the Board of Trustees...........................11
         5.6.  Resignation and Retirement.....................................11
         5.7.  Removal........................................................11
         5.8.  Vacancies......................................................11
         5.9.  Ownership of Assets of the Trust...............................11
         5.10.  Powers........................................................12
                  5.10.1.  Bylaws.............................................12
                  5.10.2.  Officers, Agents, and Employees....................12
                  5.10.3.  Committees.........................................12
                           5.10.3.1.  Generally...............................12
                           5.10.3.2.  Executive Committee.....................12
                  5.10.4.  Advisers, Administrators, Depositories,
                              and Custodians..................................13
                  5.10.5.  Compensation.......................................13
                  5.10.6.  Delegation of Authority............................13
                  5.10.7.  Suspension of Sales................................13
         5.11.  Certain Additional Powers.....................................13
                  5.11.1.  Investments........................................13
                  5.11.2.  Disposition of Assets..............................13
                  5.11.3.  Ownership..........................................14
                  5.11.4.  Subscription.......................................14
                  5.11.5.  Payment of Expenses................................14
                  5.11.6.  Form of Holding....................................14
                  5.11.7.  Reorganization, Consolidation, or Merger...........14
                  5.11.8.  Compromise.........................................14
                  5.11.9.  Partnerships.......................................14
                  5.11.10.  Borrowing.........................................14
                  5.11.11.  Guarantees........................................15
                  5.11.12.  Insurance.........................................15
                  5.11.13.  Pensions..........................................15
         5.12.  Meetings and Vote of Trustees.................................15
                  5.12.1.  Regular Meetings...................................15
                  5.12.2.  Special Meetings...................................15
                  5.12.3.  Telephonic Meetings................................15
                  5.12.4.  Quorum.............................................16
                  5.12.5.  Required Vote......................................16
                  5.12.6.  Consent in Lieu of a Meeting.......................16

ARTICLE 6         Officers....................................................16
         6.1.  Enumeration....................................................16
         6.2.  Qualification..................................................16
         6.3.  Election.......................................................16
         6.4.  Term of Office.................................................16
         6.5.  Powers.........................................................17
         6.6.  Titles and Duties..............................................17
                  6.6.1.  Chairperson of the Board; President.................17
                  6.6.2.  Vice President......................................17
                  6.6.3.  Treasurer...........................................17
                  6.6.4.  Assistant Treasurer.................................17
                  6.6.5.  Secretary...........................................17
                  6.6.6.  Assistant Secretary.................................18
                  6.6.7.  Temporary Secretary.................................18
         6.7.  Resignation, Retirement, and Removal...........................18
         6.8.  Vacancies......................................................18

ARTICLE 7         Transactions with Officers and Trustees.....................18
         7.1.  Purchase and Redemption of Shares of the Trust.................18
         7.2.  Purchase and Sale of Other Securities..........................19
         7.3.  Concentration in Any One Issuer................................19

ARTICLE 8         Service Providers...........................................19
         8.1.  Investment Adviser.............................................19
         8.2.  Underwriter and Transfer Agent.................................19
         8.3.  Custodians.....................................................19
         8.4.  Administrator..................................................20
         8.5.  Other Contracts................................................20
         8.6.  Parties to Contracts...........................................20

ARTICLE 9         Shareholders' Voting Powers and Meetings....................20
         9.1.  Voting Powers..................................................20
                  9.1.1.  Matters Requiring Shareholders Action...............20
                  9.1.2.  Separate Voting by Series and Class.................21
                  9.1.3.  Number of Votes.....................................21
                  9.1.4.  Cumulative Voting...................................21
                  9.1.5.  Voting of Shares; Proxies...........................21
                  9.1.6.  Actions Prior to the Issuance of Shares.............21
         9.2.  Meetings of Shareholders.......................................22
                  9.2.1.  Annual or Regular Meetings..........................22
                  9.2.2.  Special Meetings....................................22
                  9.2.3.  Notice of Meetings..................................22
                  9.2.4.  Call of Meetings....................................22
         9.3.  Record Dates...................................................22
         9.4.  Quorum.........................................................23
         9.5.  Required Vote..................................................23
         9.6.  Adjournments...................................................23
         9.7.  Actions by Written Consent.....................................23
         9.8.  Inspection of Records..........................................23
         9.9.  Additional Provisions..........................................23

ARTICLE 10        Limitation of Liability and Indemnification.................24
         10.1.  General Provisions............................................24
                  10.1.1.  General Limitation of Liability....................24
                  10.1.2.  Notice of Limited Liability........................24
                  10.1.3.  Liability Limited to Assets of the Trust...........24
         10.2.  Liability of Trustees.........................................24
                  10.2.1.  Liability for Own Actions..........................24
                  10.2.2.  Liability for Actions of Others....................25
                  10.2.3.  Advice of Experts and Reports of Others............25
                  10.2.4.  Bond...............................................25
                  10.2.5.  Declaration of Trust Governs Issues of Liability...25
         10.3.  Liability of Third Persons Dealing with Trustees..............25
         10.4.  Liability of Shareholders.....................................25
                  10.4.1.  Limitation of Liability............................25
                  10.4.2.  Indemnification of Shareholders....................26
         10.5.  Indemnification...............................................26
                  10.5.1.  Indemnification of Covered Persons.................26
                  10.5.2.  Exceptions.........................................26
                  10.5.3.  Rights of Indemnification..........................27
                  10.5.4.  Expenses of Indemnification........................27
                  10.5.5.  Certain Defined Terms Relating to
                           Indemnification....................................27

ARTICLE 11        Termination or Reorganization...............................28
         11.1.  Termination of Trust or Series or Class.......................28
                  11.1.1.  Termination........................................28
                  11.1.2.  Distribution of Assets.............................28
                  11.1.3.  Certificate of Cancellation........................28
         11.2.  Sale of Assets................................................28
         11.3.  Merger or Consolidation.......................................29
                  11.3.1.  Authority to Merge or Consolidate..................29
                  11.3.2.  No Shareholder Approval Required...................29
                  11.3.3.  Subsequent Amendments..............................29
                  11.3.4.  Certificate of Merger or Consolidation.............29

ARTICLE 12        Amendments..................................................30
         12.1.  Generally.....................................................30
         12.2.  Certificate of Amendment......................................30
         12.3.  Prohibited Retrospective Amendments...........................30

ARTICLE 13        Miscellaneous Provisions....................................30
         13.1.  Certain Internal References...................................30
         13.2.  Certified Copies..............................................30
         13.3.  Execution of Papers...........................................30
         13.4.  Fiscal Year...................................................30
         13.5.  Governing Law.................................................31
         13.6.  Headings......................................................31
         13.7.  Resolution of Ambiguities.....................................31
         13.8.  Seal..........................................................31
         13.9.  Severability..................................................31
         13.10.  Signatures...................................................31

                              DECLARATION OF TRUST
                                       OF
                              MEMBERS Mutual Funds

         This DECLARATION OF TRUST is made as of this day, May 16, 1997 by the initial Trustee hereunder.

         WHEREAS, the Trustee desires to establish a trust for the purpose of carrying on the business of an open-end management investment company; and

         WHEREAS, in furtherance of such purpose, the initial Trustee and any successor Trustees elected in accordance with Article 5 hereof are acquiring and may hereafter acquire assets which they will hold and manage as trustees of a Delaware business trust in accordance with the provisions hereinafter set forth; and

         WHEREAS, this Trust is authorized to issue its shares of beneficial interest in one or more separate series and classes of series, all in accordance with the provisions set forth in this Declaration of Trust;

         NOW, THEREFORE, the initial Trustee hereby declares that he and any successor Trustees elected in accordance with Article 5 hereof will hold in trust all cash, securities, and other assets which they may from time to time acquire in any manner as Trustees hereunder, and that they will manage and dispose of the same upon the following terms and conditions for the benefit of the holders of shares of beneficial interest in this Trust as hereinafter set forth.


                                    ARTICLE 1
                              Name and Definitions

         Section 1.1. Name. This Trust shall be known as the "MEMBERS Mutual Funds" and the Trustees shall conduct the business of the Trust under that name or any other name or names as they may from time to time determine.

         Section 1.2. Definitions. Whenever used herein, unless otherwise required by the context or specifically provided below:

         (a) The "1940 Act" refers to the Investment Company Act of 1940 (and any successor statute) and the rules and regulations thereunder, all as amended from time to time;

         (b) The "Code" refers to the Internal Revenue Code of 1986 (and any successor statute) and the rules and regulations thereunder, all as amended from time to time;

         (c) "Commission" shall mean the United States Securities and Exchange Commission (or any successor agency thereto);

         (d) The "DBTA" refers to the Delaware Business Trust Act, Chapter 38 of Title 12 of the Delaware Code (and any successor statute), as amended from time to time;

         (e) "Declaration of Trust" or "Declaration" shall mean this Declaration of Trust as amended or restated from time to time;

         (f) "Person," "Interested Person," and "Principal Underwriter" shall have the meanings given them in the 1940 Act;

         (g) The "Trust" shall mean the Delaware business trust established by this Declaration of Trust, as amended from time to time;

         (h) "Trustee" and "Trustees" shall mean the signatory to this Declaration of Trust so long as such signatory shall continue in office in accordance with the terms hereof, and all other individuals who at the time in question have been duly elected or appointed and qualified in accordance with
Article 5 hereof and are then in office;

         (i) "Series" shall mean any of the separate series of Shares established and designated under or in accordance with the provisions of Article 4 and to which the Trustees have allocated assets and liabilities of the Trust in accordance with Article 4;

         (j)      "Shareholder" shall mean a beneficial owner of Shares; and

         (k) "Shares" shall mean the shares of beneficial interest in the Trust described in Article 4 hereof and shall include fractional and whole Shares.


                                    ARTICLE 2
                           Nature and Purpose of Trust

         Section 2.1. Nature of Trust. The Trust is a business trust of the type referred to in the DBTA. The Trustees shall file a certificate of trust in accordance with Section 3810 of the DBTA. The Trust is not intended to be, shall not be deemed to be, and shall not be treated as, a general or a limited partnership, joint venture, corporation or joint stock company, nor shall the Trustees or Shareholders or any of them for any purpose be deemed to be, or be treated in any way whatsoever as though they were, liable or responsible hereunder as partners or joint venturers.

         Section 2.2. Purpose of Trust. The purpose of the Trust is to engage in, operate and carry on the business of an open-end management investment company and to do any and all acts or things as are necessary, convenient, appropriate, incidental or customary in connection therewith.

         Section 2.3.  Interpretation of Declaration of Trust.

                  Section 2.3.1. Governing Instrument. This Declaration of Trust shall be the governing instrument of the Trust and shall be governed by and construed according to the laws of the State of Delaware.

                  Section 2.3.2. No Waiver of Compliance with Applicable Law. No provision of this Declaration shall be effective to require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the 1940 Act, or of any valid rule, regulation or order of the Commission thereunder.

                  Section 2.3.3. Power of the Trustees Generally. Except as otherwise set forth herein, the Trustees may exercise all powers of trustees under the DBTA on behalf of the Trust.


                                    ARTICLE 3
                            Registered Agent; Offices

         Section 3.1. Registered Agent. The name of the registered agent of the Trust is Corporation Service Company and the registered agent's business address in Delaware is 1013 Centre Road, Wilmington, Delaware 19805.

         Section 3.2. Offices. The Trust shall maintain an office within the State of Delaware which shall be identical to the business office of the Registered Agent of the Trust as set forth in Section 3.1. The Trustees may, at any time, establish branch or subordinate offices at any place or places where the Trust intends to do business.


                                    ARTICLE 4
                          Shares of Beneficial Interest

         Section 4.1. Shares of Beneficial Interest. The beneficial interests in the Trust shall be divided into Shares, all without par value. The Trustees shall have the authority from time to time to divide the Shares into two (2) or more separate and distinct series of Shares ("Series") and to divide each such Series of Shares into two (2) or more classes of Shares ("Classes"), all as provided in Section 4.9 of this Article 4.

         Section 4.2. Number of Authorized Shares. The Trustees are authorized to issue an unlimited number of Shares. The Trustees may issue Shares for such consideration and on such terms as they may determine (or for no consideration if pursuant to a Share dividend or split), all without action or approval of the Shareholders.

         Section 4.3. Ownership and Certification of Shares. The Secretary of the Trust, or the Trust's transfer or similar agent, shall record the ownership and transfer of Shares of each Series and Class separately on the record books of the Trust. The record books of the Trust, as kept by the Secretary of the Trust or any transfer or similar agent, shall contain the name and address of and the number of Shares held by each Shareholder, and such record books shall be conclusive as to who are the holders of Shares and as to the number of Shares held from time to time by such Shareholders. No certificates certifying the ownership of Shares shall be issued except as the Trustees may otherwise determine from time to time. The Trustees may make such rules as they consider appropriate for the issuance of share certificates, transfer of Shares, and similar matters for the Trust or any Series or Class.

         Section 4.4.  Status of Shares.

                  Section 4.4.1. Fully Paid and Non-assessable. All Shares when issued on the terms determined by the Trustees shall be fully paid and non-assessable.

                  Section 4.4.2. Personal Property. Shares shall be deemed to be personal property giving only the rights provided in this Declaration of Trust.

                  Section 4.4.3. Party to Declaration of Trust. Every Person by virtue of having become registered as a Shareholder shall be held to have expressly assented and agreed to the terms of this Declaration of Trust and to have become a party thereto.

                  Section 4.4.4. Death of Shareholder. The death of a Shareholder during the continuance of the Trust shall not operate to terminate the Trust nor entitle the representative of any deceased Shareholder to an accounting or to take any action in court or elsewhere against the Trust or the Trustees. The representative shall be entitled to the same rights as the decedent under this Trust.

                  Section 4.4.5. Title to Trust; Right to Accounting. Ownership of Shares shall not entitle the Shareholder to any title in or to the whole or any part of the Trust property or right to call for a partition or division of the same or for an accounting.

         Section 4.5. Determination of Shareholders. The Trustees may from time to time close the transfer books or establish record dates and times for the purposes of determining the Shareholders entitled to be treated as such, to the extent provided or referred to in Section 9.3.

         Section 4.6. Shares Held by Trust. The Trustees may hold as treasury shares, reissue for such consideration and on such terms as they may determine, or cancel, at their discretion from time to time, any Shares of any Series or Class reacquired by the Trust.

         Section 4.7. Shares Held by Persons Related to Trust. Any Trustee, officer or other agent of the Trust, and any organization in which any such person is interested may acquire, own, hold and dispose of Shares to the same extent as if such person were not a Trustee, officer or other agent of the Trust; and the Trust may issue and sell or cause to be issued and sold and may purchase Shares from any such person or any such organization subject only to the general limitations, restrictions or other provisions applicable to the sale or purchase of such Shares generally.

         Section 4.8. Preemptive and Appraisal Rights. Shareholders shall not, as Shareholders, have any right to acquire, purchase or subscribe for any Shares or other securities of the Trust which it may hereafter issue or sell, other than such right, if any, as the Trustees in their discretion may determine. Shareholders shall have no appraisal rights with respect to their Shares and, except as otherwise determined by resolution of the Trustees in their sole discretion, shall have no exchange or conversion rights with respect to their Shares. No action may be brought by a Shareholder on behalf of the Trust unless Shareholders owning no less than a majority of the then outstanding Shares, or Series or Class thereof, join in the bringing of such action. A Shareholder shall not be entitled to participate in a derivative or class action lawsuit on behalf of any other Series or any other Class or on behalf of the Shareholders in any other Series or any other Class of the Trust than the Series or Class of Shares owned by such Shareholder.

         Section 4.9.  Series and Classes of Shares.

                  Section 4.91. Generally. In addition to the Series and Classes established and designated in Section 4.9.2, the Shares of the Trust shall be divided into one or more separate and distinct Series or Classes of a Series as the Trustees shall from time to time establish and designate.

                  Section 4.9.2. Establishment and Designation. The Trustees shall have exclusive power without the requirement of Shareholder approval to establish and designate separate and distinct Series of Shares and with respect to any Series of Shares, to establish and designate separate and distinct Classes of Shares. The establishment and designation of any Series (in addition to those established and designated in this Section below) or Class shall be effective upon the execution by a majority of the Trustees of an instrument setting forth such establishment and designation and the relative rights and preferences of the Shares of such Series or Class, or as otherwise provided in such instrument. Each such instrument shall have the status of an amendment to this Declaration of Trust. Without limiting the authority of the Trustees to establish and designate any further Series or Classes, the Trustees hereby establish and designate the following seven initial Series: Strategic Reserves Fund, Conservative Bond Fund, Conservative Balanced Fund, High Income Fund, Growth and Income Stock Fund, Capital Appreciation Stock Fund, and International Stock Fund. The Shares of such initial Series shall be divided into two initial Classes designated as "A" Shares and "B" Shares.

                  Section 4.9.3. Conversion Rights. Subject to compliance with the requirements of the 1940 Act, the Trustees shall have the authority to provide that holders of Shares of any Series or Class within a Series shall have the right to convert such Shares into Shares of one or more other Series or Classes in accordance with such requirements and procedures as may be established by the Trustees.

                  Section 4.9.4. Separate and Distinct Nature. Each Series and Class, including without limitation Series and Classes specifically established in Section 4.9.2, shall be separate and distinct from any other Series and Class and shall maintain separate and distinct records on the books of the Trust, and the assets belonging to any such Series and Class shall be held and accounted for separately from the assets of the Trust or any other Series and Class.

                  Section 4.9.5. Rights and Preferences of Series. The Trustees shall have exclusive power without the requirement of Shareholder approval to fix and determine the relative rights and preferences as between the Shares of the separate Series. The initial Series and any further Series that may from time to time be established and designated by the Trustees shall (unless the Trustees otherwise determine with respect to some further Series at the time of establishing and designating the same) have relative rights and preferences as set forth in this Section 4.9.5, subject to the relative rights and preferences of Classes within each such Series as set forth in Section 4.9.6.

                  Section 4.9.5.1. Assets and Liabilities "Belonging" to a Series. All consideration received by the Trust for the issue or sale of Shares of a particular Series, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall be held and accounted for separately from the other assets of the Trust and of every other Series and may be referred to herein as "assets belonging to" that Series. The assets belonging to a particular Series shall belong to that Series for all purposes, and to no other Series, subject only to the rights of creditors of that Series. Such consideration, assets, income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments which are not readily identifiable as belonging to any particular Series (collectively "General Items"), the Trustees shall allocate to and among any one or more of the Series in such manner and on such basis as they, in their sole discretion, deem fair and equitable. Any General Items so allocated to a particular Series shall belong to that Series. Each such allocation by the Trustees shall be conclusive and binding upon all Shareholders for all purposes. The assets belonging to each particular Series shall be charged with the liabilities in respect of that Series and all expenses, costs, charges and reserves attributable to that Series, and any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular Series shall be allocated and charged by the Trustees to and among any one or more of the Series established and designated from time to time in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. Each allocation of liabilities, expenses, costs, charges and reserves by the Trustees shall be conclusive and binding upon all Shareholders for all purposes.

                  Section 4.9.5.2. Treatment of Particular Items. The Trustees shall have full discretion, to the extent consistent with the 1940 Act and consistent with generally accepted accounting principles, to determine which items shall be treated as income and which items as capital; and each such determination and allocation shall be conclusive and binding upon the Shareholders.

                  Section 4.9.5.3. Limitation on Interseries Liabilities. Subject to the right of the Trustees in their discretion to allocate general liabilities, expenses, costs, charges or reserves as provided in Section 4.9.5.1, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Series shall be enforceable against the assets of such Series only, and not against the assets of any other Series. Notice of this limitation on liabilities between and among Series shall be set forth in the certificate of trust of the Trust (whether originally or by amendment) as filed or to be filed in the Office of the Secretary of State of the State of Delaware pursuant to the DBTA, and upon the giving of such notice in the certificate of trust, the statutory provisions of
Section 3804 of the DBTA relating to limitations on liabilities between and among series (and the statutory effect under Section 3804 of setting forth such notice in the certificate of trust) shall become applicable to the Trust and each Series.

                  Section 4.9.5.4. Dividends. Dividends and capital gains distributions on Shares of a particular Series may be paid with such frequency, in such form, and in such amount as the Trustees may determine by resolution adopted from time to time, or pursuant to a standing resolution or resolutions adopted only once or with such frequency as the Trustees may determine. All dividends and distributions on Shares of a particular Series shall be distributed pro rata to the holders of Shares of that Series in proportion to the number of Shares of that Series held by such holders at the date and time of record established for the payment of such dividends or distributions. Such dividends and distributions may be paid in cash, property or additional Shares of that Series, or a combination thereof, as determined by the Trustees or pursuant to any program that the Trustees may have in effect at the time for the election by each Shareholder of the form in which dividends or distributions are to be paid to that Shareholder. Any such dividend or distribution paid in Shares shall be paid at the net asset value thereof as determined in accordance with
Section 4.9.5.8.

                  Section 4.9.5.5. Redemption by Shareholder. Each Shareholder shall have the right at such times as may be permitted by the Trust and as otherwise required by the 1940 Act to require the Trust to redeem all or any part of such Shareholder's Shares of a Series at a redemption price per Share equal to the net asset value per Share of such Series next determined in accordance with Section 4.9.5.8 after the Shares are properly tendered for redemption, less such redemption fee, if any, as may be established by the Trustees in its sole discretion. Payment of the redemption price shall be in cash; provided, however, that the Trust may, subject to the requirements of the 1940 Act, make payment wholly or partly in securities or other assets belonging to the Series of which the Shares being redeemed are part at the value of such securities or assets used in such determination of net asset value. Notwithstanding the foregoing, the Trust may postpone payment of the redemption price and may suspend the right of the holders of Shares of any Series to require the Trust to redeem Shares of that Series during any period or at any time when and to the extent permissible under any applicable provision of the 1940 Act.

                  Section 4.9.5.6. Redemption by Trust. The Trustees may cause the Trust to redeem at net asset value the Shares of any Series held by a Shareholder upon such conditions as may from time to time be determined by the Trustees. Upon redemption of Shares pursuant to this Section 4.9.5.6, the Trust shall promptly cause payment of the full redemption price to be made to such Shareholder for Shares so redeemed.

                  Section 4.9.5.7. Prevention of Personal Holding Company Status. The Trust may reject any purchase order, refuse to transfer any Shares, and compel the redemption of Shares if, in its opinion, any such rejection, refusal, or redemption would prevent the Trust from becoming a personal holding company as defined by the Code.

                  Section 4.9.5.8. Net Asset Value. The net asset value per Share of any Series shall be determined in accordance with the methods and procedures established by the Trustees from time to time and, to the extent required by applicable law, as disclosed in the then current prospectus or statement of additional information for the Series.

                  Section 4.9.5.9. Maintenance of Stable Net Asset Value. The Trustees may determine to maintain the net asset value per Share of any Series at a designated constant dollar amount and in connection therewith may adopt procedures not inconsistent with the 1940 Act for the continuing declarations of income attributable to that Series as dividends payable in additional Shares of that Series at the designated constant dollar amount and for the handling of any losses attributable to that Series. Such procedures may provide that in the event of any loss each Shareholder shall be deemed to have contributed to the capital of the Trust attributable to that Series his or her pro rata portion of the total number of Shares required to be canceled in order to permit the net asset value per Share of that Series to be maintained, after reflecting such loss, at the designated constant dollar amount. Each Shareholder of the Trust shall be deemed to have agreed, by his investment in any Series with respect to which the Trustees shall have adopted any such procedure, to make the contribution referred to in the preceding sentence in the event of any such loss. The Trustees may delegate any of their powers and duties under this
Section 4.9.5.9 with respect to appraisal of assets and liabilities in the determination of net asset value or with respect to a suspension of the determination of net asset value to an officer or officers or agent or agents of the Trust designated from time to time by the Trustees.

                  Section 4.9.5.10. Transfer of Shares. Except to the extent that transferability is limited by applicable law or such procedures as may be developed from time to time by the Trustees or the appropriate officers of the Trust, Shares shall be transferable on the records of the Trust only by the record holder thereof or by his agent thereunto duly authorized in writing, upon delivery to the Trustees or the Trust's transfer agent of a duly executed instrument of transfer, together with a Share certificate, if one is outstanding, and such evidence of the genuineness of each such execution and authorization and of such other matters as may be required by the Trustees. Upon such delivery the transfer shall be recorded on the register of the Trust.

                  Section 4.9.5.11. Equality of Shares. All Shares of each particular Series shall represent an equal proportionate interest in the assets belonging to that Series (subject to the liabilities belonging to that Series), and each Share of any particular Series shall be equal in this respect to each other Share of that Series. This Section 4.9.5.11 shall not restrict any distinctions otherwise permissible under this Declaration of Trust with respect to any Classes within a Series.

                  Section 4.9.5.12. Fractional Shares. Any fractional Share of any Series, if any such fractional Share is outstanding, shall carry proportionately all the rights and obligations of a whole Share of that Series, including rights and obligations with respect to voting, receipt of dividends and distributions, redemption of Shares, and liquidation of the Trust or any Series.

                  Section 4.9.6. Rights and Preferences of Classes. The Trustees shall have exclusive power without the requirement of Shareholder approval to fix and determine the relative rights and preferences as between the separate Classes within any Series. The initial Classes (A and B) and any further Classes that may from time to time be established and designated by the Trustees shall (unless the Trustees otherwise determine with respect to some further Class at the time of establishing and designating the same) have relative rights and preferences as set forth in this Section 4.9.6. If a Series is divided into multiple Classes, the Classes may be invested with one or more other Classes in the common investment portfolio comprising the Series. Notwithstanding the provisions of Section 4.9.5, if two or more Classes are invested in a common investment portfolio, the shares of each such Class shall be subject to the following preferences, conversion and other rights, voting powers, restrictions, conditions of redemption, and, if there are other Classes invested in a different investment portfolio comprising a different Series, shall also be subject to the provisions of Section 4.9.5 at the Series level as if the Classes invested in the common investment portfolio were one Class:

         (a) The income and expenses of the Series shall be allocated among the Classes comprising the Series in such manner as may be determined by the Trustees in accordance with applicable law;

         (b) As more fully set forth in this Section 4.9.6, the liabilities and expenses of the Classes comprising the Series shall be determined separately from those of each other and, accordingly, the net asset values, the dividends and distributions payable to Shareholders, and the amounts distributable in the event of liquidation of the Trust or termination of a Series to Shareholders may vary within the Classes comprising the Series. Except for these differences and certain other differences set forth in this Section 4.9.6 or elsewhere in this Declaration of Trust, the Classes comprising a Series shall have the same preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

         (c) The dividends and distributions of investment income and capital gains with respect to the Classes comprising a Series shall be in such amounts as may be declared from time to time by the Trustees, and such dividends and distributions may vary among the Classes comprising the Series to reflect differing allocations of the expenses and liabilities of the Trust among the Classes and any resultant differences between the net asset values per Share of the Classes, to such extent and for such purposes as the Trustees may deem appropriate. The allocation of investment income, capital gains, expenses, and liabilities of the Trust among the Classes comprising a Series shall be determined by the Trustees in a manner that is consistent with applicable law.


                                    ARTICLE 5
                                    Trustees

         Section 5.1. Management of the Trust. The business and affairs of the Trust shall be managed by the Trustees, and they shall have all powers necessary and desirable to carry out that responsibility, including those specifically set forth in Sections 5.10 and 5.11 herein.

         Section 5.2. Qualification. Each Trustee shall be a natural person. A Trustee need not be a Shareholder, a citizen of the United States, or a resident of the State of Delaware.

         Section 5.3. Number. The number of Trustees which shall constitute the entire Board of Trustees shall be not less than five (5) nor more than seven
(7), which number may be increased or decreased by the Trustees, but shall never be less than the minimum number permitted by the DBTA. No decrease in the number of Trustees shall have the effect of removing any Trustee from office prior to the expiration of his or her term, but the number of Trustees may be decreased in conjunction with the removal of a Trustee pursuant to Section 5.7. Notwithstanding the foregoing, the entire Board of Trustees may be comprised of only the initial Trustee prior to the effective date of the registration statement on Form N-1A registering the Trust and Shares under the federal securities laws.

         Section 5.4. Term and Election. Each Trustee shall hold office until the next meeting of Shareholders called for the purpose of considering the election or re-election of such Trustee or of a successor to such Trustee, and until his or her successor is elected and qualified, and any Trustee who is appointed by the Trustees in the interim to fill a vacancy as provided hereunder shall have the same remaining term as that of his or her predecessor, if any, or such term as the Trustees may determine.

         Section 5.5. Composition of the Board of Trustees. No election or appointment of any Trustee shall take effect if such election or appointment would cause the number of Trustees who are Interested Persons to exceed the number permitted by Section 10 of the 1940 Act.

         Section 5.6. Resignation and Retirement. Any Trustee may resign or retire as a Trustee (without need for prior or subsequent accounting) by an instrument in writing signed by such Trustee and delivered or mailed to the Chairman, if any, the President, or the Secretary of the Trust. Such resignation or retirement shall be effective upon such delivery, or at a later date according to the terms of the instrument.

         Section 5.7. Removal. Any Trustee may be removed with or without cause at any time: (1) by written instrument signed by two-thirds (2/3) of the number of Trustees in office prior to such removal, specifying the date upon which such removal shall become effective, or (2) by the affirmative vote of Shareholders holding not less than two-thirds (2/3) of Shares outstanding, cast in person or by proxy at any meeting called for that purpose.

         Section 5.8. Vacancies. Any vacancy or anticipated vacancy resulting for any reason, including without limitation the death, resignation, retirement, removal, or incapacity of any of the Trustees, or resulting from an increase in the number of Trustees may (but need not unless required by the 1940 Act) be filled by a majority of the Trustees then in office, subject to the provisions of Section 16 of the 1940 Act, through the appointment in writing of such other person as such remaining Trustees in their discretion shall determine. The appointment shall be effective upon the acceptance of the person named therein to serve as a trustee and agreement by such person to be bound by the provisions of this Declaration of Trust, except that any such appointment in anticipation of a vacancy occurring by reason of the resignation, retirement, or increase in number of Trustees to be effective at a later date shall become effective only at or after the effective date of such resignation, retirement, or increase in number of Trustees.

         Section 5.9. Ownership of Assets of the Trust. The assets of the Trust shall be held separate and apart from any assets now or hereafter held in any capacity other than as Trustee hereunder by the Trustees or any successor Trustees. Legal title to all the Trust property shall be vested in the Trust as a separate legal entity under the DBTA, except that the Trustees shall have the power to cause legal title to any Trust property to be held by or in the name of one or more of the Trustees or in the name of any other Person on behalf of the Trust on such terms as the Trustees may determine. In the event that title to any part of the Trust property is vested in one or more Trustees, the right, title and interest of the Trustees in the Trust property shall vest automatically in each person who may hereafter become a Trustee upon his or her due election and qualification. Upon the resignation, removal or death of a Trustee he or she shall automatically cease to have any right, title or interest in any of the Trust property, and the right, title and interest of such Trustee in the Trust property shall vest automatically in the remaining Trustees. To the extent permitted by law, such vesting and cessation of title shall be effective whether or not conveyancing documents have been executed and delivered. No Shareholder shall be deemed to have a severable ownership in any individual asset of the Trust or any right of partition or possession thereof.

         Section 5.10. Powers. Subject to the provisions of this Declaration of Trust, the business of the Trust shall be managed by the Trustees, and they shall have all powers necessary or convenient to carry out that responsibility and the purpose of the Trust including, but not limited to, those enumerated in this Section 5.10.

                  Section 5.10.1. Bylaws. The Trustees may adopt Bylaws not inconsistent with this Declaration of Trust providing for the conduct of the business and affairs of the Trust and may amend and repeal them to the extent that such Bylaws do not reserve that right to the Shareholders. Nothing in this Declaration shall be construed to require the adoption of Bylaws by the Trustees.

                  Section 5.10.2. Officers, Agents, and Employees. The Trustees may, as they consider appropriate, elect and remove officers and appoint and terminate agents and consultants and hire and terminate employees, any one or more of the foregoing of whom may be a Trustee, and may provide for the compensation of all of the foregoing.

                  Section 5.10.3.  Committees.

                  Section 5.10.3.1. Generally. The Trustees, by vote of a majority of the Trustees then in office, may elect from their number an Audit Committee, Executive Committee, Nominating Committee, or any other committee, and may delegate thereto some or all of their powers except those which by law, by this Declaration of Trust, or by the Bylaws (if any) may not be delegated. Except as the Trustees may otherwise determine, any such committee may make rules for the conduct of its business, but unless otherwise provided by the Trustees or in such rules, its business shall be conducted so far as possible in the same manner as is provided by this Declaration of Trust or the Bylaws (if any) of the Trust for the Trustees themselves. All members of such committees shall hold such offices at the pleasure of the Trustees. The Trustees may abolish any committee at any time. Any committee to which the Trustees delegate any of their powers or duties shall keep records of its meetings and shall report its actions to the Trustees. The Trustees shall have power to rescind any action of any committee, but no such rescission shall have retroactive effect.

                  Section 5.10.3.2. Executive Committee. The Executive Committee, if there shall be one, shall have all of the powers and authority of the Trustees that may lawfully be exercised by an executive committee, except the power to: (i) declare dividends or distributions on Shares; (ii) issue Shares; (iii) recommend to the Shareholders any action which requires the Shareholders' approval; or (iv) approve any merger, reorganization, or share exchange which does not require Shareholder approval. Notwithstanding the foregoing, the Trustees may limit the powers and authority of the Executive Committee at any time.

                  Section 5.10.4. Advisers, Administrators, Depositories, and Custodians. The Trustees may, in accordance with Article 8, employ one or more advisers, administrators, depositories, custodians, and other persons and may authorize any depository or custodian to employ subcustodians or agents and to deposit all or any part of such assets in a system or systems for the central handling of securities and debt instruments, retain transfer, dividend, accounting or Shareholder servicing agents or any of the foregoing, provide for the distribution of Shares by the Trust through one or more distributors, principal underwriters or otherwise, and set record dates or times for the determination of Shareholders.

                  Section 5.10.5. Compensation. The Trustees may compensate or provide for the compensation of the Trustees, officers, advisers, administrators, custodians, other agents, consultants and employees of the Trust or the Trustees on such terms as they deem appropriate.

                  Section 5.10.6. Delegation of Authority. In general, the Trustees may delegate to any officer of the Trust, to any committee of the Trustees and to any employee, adviser, administrator, distributor, depository, custodian, transfer and dividend disbursing agent, or any other agent or consultant of the Trust such authority, powers, functions and duties as they consider desirable or appropriate for the conduct of the business and affairs of the Trust, including without implied limitation, the power and authority to act in the name of the Trust and of the Trustees, to sign documents and to act as attorney-in-fact for the Trustees.

                  Section 5.10.7. Suspension of Sales. The Trustees shall have the authority to suspend or terminate the sales of Shares of any Series or Class at any time or for such periods as the Trustees may from time to time decide.

         Section 5.11. Certain Additional Powers. Without limiting the foregoing and to the extent not inconsistent with the 1940 Act, other applicable law, and the fundamental policies and limitations of the applicable Series or Class, the Trustees shall have power and authority for and on behalf of the Trust and each separate Series or Class as enumerated in this Section 5.11.

                  Section 5.11.1. Investments. The Trustees shall have the power to invest and reinvest cash and other property, and to hold cash or other property uninvested without in any event being bound or limited by any present or future law or custom in regard to investments by trustees.

                  Section 5.11.2. Disposition of Assets. The Trustees shall have the power to sell, exchange, lend, pledge, mortgage, hypothecate, write options on and lease any or all of the assets of the Trust.

                  Section 5.11.3. Ownership. The Trustees shall have the power to vote, give assent, or exercise any rights of ownership with respect to securities or other property; and to execute and deliver proxies or powers of attorney to such person or persons as the Trustees shall deem proper, granting to such person or persons such power and discretion with relation to securities or other property as the Trustees shall deem proper.

                  Section 5.11.4. Subscription. The Trustees shall have the power to exercise powers and rights of subscription or otherwise which in any manner arise out of ownership of securities.

                  Section 5.11.5. Payment of Expenses. The Trustees shall have the power to pay or cause to be paid all expenses, fees, charges, taxes and liabilities incurred or arising in connection with the Trust or any Series or Class thereof, or in connection with the management thereof, including, but not limited to, the Trustees' compensation and such expenses and charges for the Trust's officers, employees, investment advisers, administrator, distributor, principal underwriter, auditor, counsel, depository, custodian, transfer agent, dividend disbursing agent, accounting agent, shareholder servicing agent, and such other agents, consultants, and independent contractors and such other expenses and charges as the Trustees may deem necessary or proper to incur.

                  Section 5.11.6. Form of Holding. The Trustees shall have the power to hold any securities or other property in a form not indicating any trust, whether in bearer, unregistered or other negotiable form, or in the name of the Trustees or of the Trust or of any Series or in the name of a custodian, subcustodian or other depository or a nominee or nominees or otherwise.

                  Section 5.11.7. Reorganization, Consolidation, or Merger. The Trustees shall have the power to consent to or participate in any plan for the reorganization, consolidation or merger of any corporation or issuer, any security of which is or was held in the Trust, and to consent to any contract, lease, mortgage, purchase or sale of property by such corporation or issuer, and to pay calls or subscriptions with respect to any security held in the Trust.

                  Section 5.11.8. Compromise. The Trustees shall have the power to arbitrate or otherwise adjust claims in favor of or against the Trust, any Series, or Class on any matter in controversy, including but not limited to claims for taxes.

                  Section 5.11.9. Partnerships. The Trustees shall have the power to enter into joint ventures, general or limited partnerships and any other combinations or associations.

                  Section 5.11.10. Borrowing. The Trustees shall have the power to borrow funds and to mortgage and pledge the assets of the Trust or any Series or any part thereof to secure obligations arising in connection with such borrowing, consistent with the provisions of the 1940 Act.

                  Section 5.11.11. Guarantees. The Trustees shall have the power to endorse or guarantee the payment of any notes or other obligations of any person; to make contracts of guaranty or suretyship, or otherwise assume liability for payment thereof; and to mortgage and pledge the Trust property (or Series property) or any part thereof to secure any of or all such obligations.

                  Section 5.11.12. Insurance. The Trustees shall have the power to purchase and pay for entirely out of Trust property such insurance as they may deem necessary or appropriate for the conduct of the business, including, without limitation, insurance policies insuring the assets of the Trust and payment of distributions and principal on its portfolio investments, and insurance policies insuring the Shareholders, Trustees, officers, employees, agents, consultants, investment advisers, managers, administrators, distributors, principal underwriters, or independent contractors, or any thereof (or any person connected therewith), of the Trust individually against all claims and liabilities of every nature arising by reason of holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such person in any such capacity, including any action taken or omitted that may be determined to constitute negligence, whether or not the Trust would have the power to indemnify such person against such liability.

                  Section 5.11.13. Pensions. The Trustees shall have the power to pay pensions for faithful service, as deemed appropriate by the Trustees, and to adopt, establish and carry out pension, profit-sharing, share bonus, share purchase, savings, thrift and other retirement, incentive and benefit plans, including the purchasing of life insurance and annuity contracts as a means of providing such retirement and other benefits, for any or all of the Trustees, officers, employees and agents of the Trust.

         Section 5.12.  Meetings and Vote of Trustees.

                  Section 5.12.1. Regular Meetings. The Trustees from time to time may provide for the holding of regular meetings of the Trustees and fix their time and place.

                  Section 5.12.2. Special Meetings. Special meetings of the Trustees may be called by the President of the Trust on twenty-four (24) hours notice to each Trustee, either personally, by mail, by telegram, or by facsimile transmission. Special meetings shall be called by the President or Secretary in like manner and on like notice on the written request of a majority of the Trustees then in office or a majority of the members of any executive (or comparable) committee of the Trustees.

                  Section 5.12.3. Telephonic Meetings. Trustees may participate in a meeting of the Trustees by means of a conference telephone or similar communications equipment by means of which all persons participating in the meeting can hear each other at the same time. Except to the extent that the 1940 Act has been interpreted otherwise, participation by such means shall constitute presence in person at the meeting.

                  Section 5.12.4. Quorum. A majority of the Trustees then in office being present in person or by proxy shall constitute a quorum.

                  Section 5.12.5. Required Vote. Except as otherwise provided by the 1940 Act or other applicable law, this Declaration of Trust, or the Bylaws (if any), any action to be taken by the Trustees on behalf of the Trust or any Series or Class may be taken by a majority of the Trustees present at a meeting of Trustees at which a quorum is present.

                  Section 5.12.6. Consent in Lieu of a Meeting. Except as otherwise provided by the 1940 Act or other applicable law, the Trustees may, by unanimous written consent of the Trustees then in office, take any action which may have been taken at a meeting of the Trustees or any committee thereof.


                                    ARTICLE 6
                                    Officers

         Section 6.1. Enumeration. The officers of the Trust shall be a President, one or more Vice Presidents, a Treasurer, and a Secretary. The Trustees may also appoint such other officers, including a Chairperson of the Board, Assistant Treasurers, and/or Assistant Secretaries. The Trust may also have such agents as the Trustees from time to time may in their discretion appoint. Any two or more offices may be held by the same person except that the same person may not be both President and Vice President, and that a person who holds more than one office may not act in more than one capacity to execute, acknowledge, or verify an instrument required by law to be executed, acknowledged, or verified by more than one officer.

         Section 6.2. Qualification. The Chairperson of the Board, if there shall be one, shall be a Trustee and may, but need not be, a shareholder. Any other officer may, but need not be, a Trustee or shareholder.

         Section 6.3. Election. The President, Treasurer, and Secretary shall be elected by the Trustees at the first meeting of the Trustees. Other officers, if any, may be elected or appointed by the Trustees at any meeting of the Trustees or at any other time.

         Section  6.4.  Term  of  Office.  The  Chairperson  of the  Board,  the
President, the Treasurer, and the Secretary shall hold office until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed, or becomes disqualified. Each other officer shall hold office and each agent shall retain authority at the pleasure of the Trustees.

         Section 6.5. Powers. Subject to the other provisions of these Bylaws, each officer shall have, in addition to the duties and powers set forth herein and in the Declaration of Trust, such duties and powers as are commonly incident to the office occupied by such officer as if the Trust were organized as a Delaware business corporation and such other duties and powers as the Trustees may from time to time designate.

         Section 6.6.  Titles and Duties.

                  Section 6.6.1. Chairperson of the Board; President. Unless the Trustees otherwise provide, the Chairperson of the Board, or, if there is no Chairperson or in the absence of the Chairperson, the President, shall preside at all meetings of the shareholders and of the Trustees. Unless the Trustees otherwise provide, the President shall be the Chief Executive Officer of the Trust. The Chairperson of the Board and the President shall each also perform such other duties and have such other powers as the Board of Trustees may from time to time prescribe.

                  Section 6.6.2. Vice President. In the absence of the President or in the event of his or her inability or refusal to act, the Vice President, or if there is more than one Vice President, the Vice Presidents in their order of election or in such other order as determined by the Trustees, shall perform the duties of the President, and when so acting shall have all the powers of and be subject to all the restrictions upon the President. The Vice Presidents shall also perform such other duties and have such other powers as the Board of Trustees or the President may from time to time prescribe.

                  Section 6.6.3. Treasurer. The Treasurer shall be the chief financial and accounting officer of the Trust, and shall, subject to the provisions of the Declaration of Trust and to any arrangement made by the Trustees with a custodian, investment adviser or manager, or transfer, shareholder servicing or similar agent, be in charge of the valuable papers, books of account and accounting records of the Trust. The Treasurer shall also perform such other duties and have such other powers as the Board of Trustees or the President may from time to time prescribe.

                  Section 6.6.4. Assistant Treasurer. In the absence of the Treasurer or in the event of his or her inability or refusal to act, the Assistant Treasurer, or if there is more than one, the Assistant Treasurers in their order of election or in such other order as determined by the Trustees, shall perform the duties of the Treasurer, and when so acting shall have all the powers of and be subject to all the restrictions upon the Treasurer. The Assistant Treasurers shall also perform such other duties and have such other powers as the Board of Trustees or the President may from time to time prescribe.

                  Section 6.6.5. Secretary. The Secretary shall record all proceedings of the shareholders and the Trustees in books to be kept for such purposes, which books or a copy thereof shall be kept at the principal office of the Trust or at such other place as designated by the Trustees. The Secretary shall also perform such other duties and have such other powers as the Board of Trustees or the President may from time to time prescribe.

                  Section 6.6.6. Assistant Secretary. In the absence of the Secretary or in the event of his or her inability or refusal to act, the Assistant Secretary, or if there is more than one, the Assistant Secretaries in their order of election or in such other order as determined by the Trustees, shall perform the duties of the Secretary, and when so acting shall have all the powers of and be subject to all the restrictions upon the Secretary. The Assistant Secretaries shall also perform such other duties and have such other powers as the Board of Trustees or the President may from time to time prescribe.

                  Section 6.6.7. Temporary Secretary. In the absence of the Secretary and all Assistant Secretaries from any meeting of the shareholders or Trustees, the Trustees may appoint a temporary secretary at such meeting, who shall perform the duties of the Secretary for the purposes of such meeting.

         Section 6.7. Resignation, Retirement, and Removal. Any officer may resign at any time by written instrument signed by him or her delivered to the Chairperson of the Board, President, or Secretary or delivered to a meeting of the Trustees. Such resignation shall be effective upon receipt unless specified to be effective at some other time. The Trustees may remove any officer elected by them with or without cause by the vote or written consent of a majority of the Trustees then in office. To the extent that any officer or Trustee of the Trust receives compensation from the Trust and except as may otherwise be expressly provided in a written agreement with the Trust, no Trustee or officer resigning and no officer removed shall have any right to any compensation for any period following his or her resignation or removal, or any right to damages on account of such removal.

         Section 6.8. Vacancies. Any vacancy or anticipated vacancy resulting for any reason, including without limitation the death, resignation, retirement, removal, or incapacity of the Chairperson of the Board, the President, the Treasurer, or the Secretary may be filled by a majority of the Trustees then in office through the appointment in writing of such other person as such remaining Trustees in their discretion shall determine. The appointment shall be effective upon the written acceptance of the person named therein to serve as in the capacity named therein. Other vacancies may be filled, if at all, by the Trustees at a meeting of the Trustees or at any other time.


                                    ARTICLE 7
                     Transactions with Officers and Trustees

         Section 7.1. Purchase and Redemption of Shares of the Trust. Any Trustee, officer or other agent of the Trust may acquire, own and dispose of Shares to the same extent as if he were not a Trustee, officer or agent, and the Trustees may accept subscriptions to purchase Shares or orders to redeem Shares from any firm or company in which any Trustee, officer or other agent of the Trust may have an interest.

         Section 7.2. Purchase and Sale of Other Securities. The Trust shall not purchase any securities (other than Shares) from, or sell any securities (other than Shares) to, any Trustee or officer of the Trust, or any director, trustee, officer, or partner of any firm which acts as investment adviser or principal underwriter for the Trust acting as principal, except to the extent permitted by the 1940 Act or the rules or regulations thereunder or by appropriate order or written advice of the Commission.

         Section 7.3. Concentration in Any One Issuer. The Trust shall not purchase or retain securities of a company if all of the Trustees and officers of the Trust and the directors, trustees, officers, or partners of its investment adviser who individually own beneficially more than 1/2% of the securities of the company collectively own more than 5% of such securities.


                                    ARTICLE 8
                                Service Providers

         Section 8.1. Investment Adviser. The Trust may enter into written contracts with one or more persons to act as investment adviser or investment subadviser to each of the Series, and as such, to perform such functions as the Trustees may deem reasonable and proper, including, without limitation, investment advisory, management, research, valuation of assets, clerical and administrative functions, under such terms and conditions, and for such compensation, as the Trustees may in their discretion deem advisable.

         Section 8.2. Underwriter and Transfer Agent. The Trust may enter into written contracts with one or more persons to act as principal underwriter or underwriter or distributor whereby the Trust may either agree to sell Shares to the other party or parties to the contract or appoint such other party or parties its sales agent or agents for such Shares and with such other provisions as the Trustees may deem reasonable and proper, and the Trustees may in their discretion from time to time enter into transfer agency, dividend disbursement, and/or shareholder service contract(s), in each case with such terms and conditions, and providing for such compensation, as the Trustees may in their discretion deem advisable.

         Section 8.3. Custodians. The Trust may enter into written contracts with one or more persons to act as custodian to perform such functions as the Trustees may deem reasonable and proper, under such terms and conditions, and for such compensation, as the Trustees may in their discretion deem advisable. Each such custodian shall be a bank or trust company having an aggregate capital, surplus, and undivided profits of at least one million dollars ($1,000,000).

         Section 8.4. Administrator. The Trust may enter into written contracts with one or more persons to act as an administrator to perform such functions, including accounting functions, as the Trustees may deem reasonable and proper, under such terms and conditions, and for such compensation, as the Trustees may in their discretion deem advisable.

         Section 8.5. Other Contracts. The Trust may enter into such other written contracts as the Trustees deem necessary and desirable, including contracts with one or more persons for the coordination or supervision of persons providing services to the Trust under one or more of the contracts described in Sections 8.1, 8.2, 8.3, and 8.4.

         Section  8.6.  Parties to  Contracts.  Any  contract  of the  character described in Sections 8.1, 8.2, 8.3, and 8.4 or in Article 10 hereof may be entered into with any corporation, firm, partnership, trust or association, including, without limitation, the investment adviser, any investment subadviser, or any affiliated person of the investment adviser or investment subadviser, although one or more of the Trustees or officers of the Trust may be an officer, director, trustee, shareholder, or member of such other party to the contract, or may otherwise be interested in such contract, and no such contract shall be invalidated or rendered voidable by reason of the existence of any such relationship, nor shall any person holding such relationship be liable merely by reason of such relationship for any loss or expense to the Trust under or by reason of said contract or be accountable for any profit realized directly or indirectly therefrom; provided, however, that the contract when entered into was not inconsistent with the provisions of this Article 8, Article 10, or the Bylaws (if any). The same person (including a firm, corporation, partnership, trust or association) may provide more than one of the services identified in this Article 8.


                                    ARTICLE 9
                    Shareholders' Voting Powers and Meetings

         Section 9.1. Voting Powers. The Shareholders shall have power to vote only with respect to matters expressly enumerated in Section 9.1.1 or with respect to such additional matters relating to the Trust as may be required by the 1940 Act, this Declaration of Trust, the Bylaws (if any), any registration of the Trust with the Commission or any state, or as the Trustees may otherwise deem necessary or desirable.

                  Section 9.1.1. Matters Requiring Shareholders Action. Action by the Shareholders shall be required as to the following matters:

(a)               The  election  or removal of  Trustees as provided in Sections
                  5.4 and 5.7;

(b) The approval of a contract with a third party provider of services as to which Shareholder approval is required by the 1940 Act;

(c) The termination or reorganization of the Trust to the extent and as provided in Sections 11.1 and 11.2;

(d) The amendment of this Declaration of Trust to the extent and as provided in Section 10.5; and

(e) Any court action, proceeding or claim brought or maintained derivatively or as a class action on behalf of the Trust, any Series or Class thereof or the Shareholders of the Trust; provided, however, that a shareholder of a particular Series or Class shall not be entitled to vote upon a derivative or class action on behalf of any other Series or Class or shareholder of any other Series or Class.

                  Section 9.1.2. Separate Voting by Series and Class. On any matter submitted to a vote of the Shareholders, all Shares shall be voted separately by individual Series, except: (i) when required by the 1940 Act, Shares shall be voted in the aggregate and not by individual Series; and (ii) when the Trustees have determined that the matter affects the interests of more than one Series, then the Shareholders of all such Series shall be entitled to vote thereon. The Trustees may also determine that a matter affects only the interests of one or more Classes within a Series, in which case any such matter shall only be voted on by such Class or Classes.

                  Section 9.1.3. Number of Votes. On any matter submitted to a vote of the Shareholders, each Shareholder shall be entitled to one vote for each dollar of net asset value standing in such Shareholder's name on the books of each Series and Class in which such Shareholder owns Shares which are entitled to vote on the matter.

                  Section 9.1.4. Cumulative Voting. There shall be no cumulative voting in the election of Trustees.

                  Section 9.1.5. Voting of Shares; Proxies. Votes may be cast in person or by proxy. A proxy with respect to Shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise, and the burden of proving the invalidity of a proxy shall rest on the challenger. No proxy shall be valid more than eleven months after its date, unless it provides for a longer period.

                  Section 9.1.6. Actions Prior to the Issuance of Shares. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required by law, this Declaration of Trust or the Bylaws (if any) to be taken by Shareholders.

         Section 9.2.  Meetings of Shareholders.

                  Section 9.2.1. Annual or Regular Meetings. No annual or regular meetings of Shareholders are required to be held.

                  Section 9.2.2. Special Meetings. Special meetings of Shareholders may be called by the President of the Trust or the Trustees from time to time for the purpose of taking action upon any matter requiring the vote or authority of the Shareholders as herein provided or upon any other matter upon which Shareholder approval is deemed by the Trustees to be necessary or desirable. A special meeting shall be called by the Secretary of the Trust upon
(i) the request of a majority of the Trustees then in office, or (ii) the written request of Shareholders entitled to cast at least ten percent (10%) of all the votes entitled to be cast at such meeting, provided that (a) such request shall state the purpose or purposes of the meeting and the matters proposed to be acted upon at such meeting, and (b) the Shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof, which the Secretary shall determine and specify to such Shareholders. Upon payment of these costs to the Trust, the Secretary shall notify each Shareholder entitled to notice of the meeting. Unless requested by Shareholders entitled to cast at least a majority of all the votes entitled to be cast at such meeting, a special meeting need not be called to consider any matter which is substantially the same as a matter voted on at any special meeting of Shareholders held during the preceding twelve (12) months.

                  Section 9.2.3. Notice of Meetings. Written notice of any meeting of Shareholders shall be given or caused to be given by the Trustees by mailing or transmitting such notice not less than ten (10) nor more than ninety
(90) days before such meeting, postage prepaid, stating the time, place and purpose of the meeting, to each Shareholder at the Shareholder's address as it appears on the records of the Trust.

                  Section 9.2.4. Call of Meetings. The Trustees shall promptly call and give notice of a meeting of Shareholders for the purpose of voting upon removal of any Trustee of the Trust when requested to do so in accordance with
Section 9.2.2. For all other matters, the Trustees shall call or give notice of a meeting within thirty (30) days after written application by Shareholders entitled to cast at least ten percent (10%) of all the votes entitled to be cast on the matter requesting a meeting be called.

         Section 9.3. Record Dates. For the purpose of determining the Shareholders who are entitled to vote or act at any meeting or any adjournment thereof, or who are entitled to participate in any dividend or distribution, or for the purpose of any other action, the Trustees may from time to time fix a date and time not more than ninety (90) days nor less than ten (10) days prior to any meeting of Shareholders or other action as the date and time of record for the determination of Shareholders entitled to vote at such meeting or any adjournment thereof or to be treated as Shareholders of record for purposes of such other action. Any Shareholder who was a Shareholder at the date and time so fixed shall be entitled to vote at such meeting or any adjournment thereof or to be treated as a Shareholder of record for purposes of such other action, even though such Shareholder has since that date and time disposed of its Shares, and no Shareholder becoming such after that date and time shall be so entitled to vote at such meeting or any adjournment thereof or to be treated as a Shareholder of record for purposes of such other action.

         Section 9.4. Quorum. Except as otherwise required by the 1940 Act or other applicable law, this Declaration of Trust, or the Bylaws (if any), the presence in person or by proxy of Shareholders entitled to cast at least twenty percent (20%) of the votes entitled to be cast on any particular matter shall be a quorum as to such matter; provided, however, that any lesser number shall be sufficient for matters upon which the Shareholders vote at adjournments.

         Section 9.5. Required Vote. Notwithstanding any provision of law requiring the authorization of any matter by a greater proportion, any matter upon which the Shareholders vote shall be approved by the affirmative vote of a majority of the votes cast on such matter at a meeting of the Shareholders at which a quorum is present, except that Trustees shall be elected by the affirmative vote of a plurality of the votes cast at such a meeting.

         Section 9.6. Adjournments. Adjourned meetings may be held within a reasonable time after the date set for the original meeting without the necessity of further notice.

         Section 9.7. Actions by Written Consent. Except as otherwise required by the 1940 Act or other applicable law, this Declaration of Trust, or the Bylaws (if any), any action taken by Shareholders may be taken without a meeting if Shareholders entitled to cast at least a majority of all the votes entitled to be cast on the matter (or such larger proportion thereof as shall be required by the 1940 Act or by any express provision of this Declaration of Trust or the Bylaws (if any)) consent to the action in writing and such written consents are filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.

         Section 9.8. Inspection of Records. The records of the Trust shall be open to inspection by Shareholders to the same extent as is required for stockholders of a Delaware business corporation under the Delaware General Corporation Law.

         Section 9.9. Additional Provisions. The Bylaws (if any) may include further provisions for Shareholders' votes and meetings and related matters not inconsistent with the provisions hereof.


                                   ARTICLE 10
                   Limitation of Liability and Indemnification

         Section 10.1.  General Provisions.

                  Section 10.1.1. General Limitation of Liability. No personal liability for any debt or obligation of the Trust shall attach to any Trustee of the Trust. Without limiting the foregoing, a Trustee shall not be responsible for or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser, subadviser, principal underwriter or custodian of the Trust, nor shall any Trustee be responsible or liable for the act or omission of any other Trustee. Every note, bond, contract, instrument, certificate, Share or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees or any Trustee in connection with the Trust shall be conclusively deemed to have been executed or done only in or with respect to their or his or her capacity as Trustees or Trustee and neither such Trustees or Trustee nor the Shareholders shall be personally liable thereon.

                  Section 10.1.2. Notice of Limited Liability. Every note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officers or officer may recite that the same was executed or made by or on behalf of the Trust by them as Trustees or Trustee or as officers or officer and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only upon the assets and property of the Trust or belonging to a Series thereof, and may contain such further recitals as they or he may deem appropriate, but the omission thereof shall not operate to bind any Trustees or Trustee or officers or officer or Shareholders or Shareholder individually.

                  Section 10.1.3. Liability Limited to Assets of the Trust. All persons extending credit to, contracting with or having any claim against the Trust shall look only to the assets of the Trust or belonging to a Series thereof, as appropriate, for payment under such credit, contract or claim, and neither the Shareholders nor the Trustees nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

         Section 10.2. Liability of Trustees. The exercise by the Trustees of their powers and discretion hereunder shall be binding upon the Trust, the Shareholders, and any other person dealing with the Trust. The liability of the Trustees, however, shall be limited by this Section 10.2.

                  Section 10.2.1. Liability for Own Actions. A Trustee shall be liable to the Trust or the Shareholders only for his own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law.

                  Section 10.2.2. Liability for Actions of Others. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, consultant, adviser, administrative agent, distributor, principal underwriter, custodian, transfer agent, dividend disbursing agent, Shareholder servicing agent, or accounting agent of the Trust, nor shall any Trustee be responsible for any act or omission of any other Trustee.

                  Section 10.2.3. Advice of Experts and Reports of Others. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust and their duties as Trustees hereunder, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice. In discharging their duties, the Trustees, when acting in good faith, shall be entitled to rely upon the books of account of the Trust and upon written reports made to the Trustees by any officer appointed by them, any independent public accountant and (with respect to the subject matter of the contract involved) any officer, partner or responsible employee of any other party to any contract entered into hereunder.

                  Section 10.2.4. Bond. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

                  Section 10.2.5. Declaration of Trust Governs Issues of Liability. The provisions of this Declaration of Trust, to the extent that they restrict the duties and liabilities of the Trustees otherwise existing at law or in equity, are agreed by the Shareholders and all other Persons bound by this Declaration of Trust to replace such other duties and liabilities of the Trustees.

         Section 10.3. Liability of Third Persons Dealing with Trustees. No person dealing with the Trustees shall be bound to make any inquiry concerning the validity of any transaction made or to be made by the Trustees or to see to the application of any payments made or property transferred to the Trust or upon its order.

         Section 10.4. Liability of Shareholders. Without limiting the provisions of this Section 10.4 or the DBTA, the Shareholders shall be entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit under the General Corporation Law of the State of Delaware.

                  Section 10.4.1. Limitation of Liability. No personal liability for any debt or obligation of the Trust shall attach to any Shareholder or former Shareholder of the Trust, and neither the Trustees, nor any officer, employee or agent of the Trust shall have any power to bind any Shareholder personally or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay by way of subscription for any Shares or otherwise.


                  Section 10.4.2. Indemnification of Shareholders. In case any Shareholder or former Shareholder of the Trust shall be held to be personally liable solely by reason of being or having been a Shareholder and not because of such Shareholder's acts or omissions or for some other reason, the Shareholder or former Shareholder (or, in the case of a natural person, his or her heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets of the Trust to be held harmless from and indemnified against all loss and expense arising from such liability; provided, however, there shall be no liability or obligation of the Trust arising hereunder to reimburse any Shareholder for taxes paid by reason of such Shareholder's ownership of any Shares or for losses suffered by reason of any changes in value of any Trust assets. The Trust shall, upon request by the Shareholder or former Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon.

         Section 10.5.  Indemnification.

                  Section 10.5.1. Indemnification of Covered Persons. Subject to the exceptions and limitations contained in Section 10.5.2, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

                  Section 10.5.2. Exceptions. No indemnification shall be provided hereunder to a Covered Person:

         (a) For any liability to the Trust or its Shareholders arising out of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

         (b) With respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or

         (c) In the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b) of this Section 10.5.2) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by: (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 10.5.5) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

                  Section 10.5.3. Rights of Indemnification. The rights of indemnification herein provided may be insured against by policies maintained by the Trust, and shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

                  Section 10.5.4. Expenses of Indemnification. Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 10.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under this Section 10.5, provided that either:

         (a) Such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

         (b) A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                  Section   10.5.5.    Certain   Defined   Terms   Relating   to
Indemnification. As used in this Section 10.5, the following words shall have the meanings set forth below:

         (a) A "Disinterested Trustee" is one (i) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending;

         (b) "Claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and

         (c) "Liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.


                                   ARTICLE 11
                          Termination or Reorganization

         Section 11.1. Termination of Trust or Series or Class. Unless terminated as provided herein, the Trust and each Series and Class designated and established pursuant to this Declaration of Trust shall continue without limitation of time.

                  Section  11.1.1.  Termination.  Subject  to  approval  by  the affected Shareholders, the Trust, any Series, or any Class (and the establishment and designation thereof) may be terminated by an instrument executed by a majority of the Trustees then in office; provided, however, that no approval of affected Shareholders is necessary if a majority of the trustees then in office determines that the continuation of the Trust, Series, or Class is not in the best interests of the Trust, such Series, such Class, or the affected Shareholders as a result of factors or events adversely affecting the ability of the Trust, Series, or Class to conduct its business and operations in an economically viable manner.

                  Section 11.1.2. Distribution of Assets. Upon termination of the Trust or any Series or Class, after paying or otherwise providing for all charges, taxes, expenses and liabilities, whether due or accrued or anticipated, as may be determined by the Trustees, the Trust shall, in accordance with such procedures as the Trustees consider appropriate, reduce the remaining assets of the Trust to distributable form in cash or other securities, or any combination thereof, and distribute the proceeds to the affected Shareholders in the manner set forth by resolution of the Trustees. To the extent permitted by the 1940 Act or other applicable law, the Trustees may require affected Shareholders to receive Shares of any remaining Series or Class in lieu of such proceeds.

                  Section 11.1.3. Certificate of Cancellation. Upon termination of the Trust, the Trustees shall file a certificate of cancellation in accordance with Section 3810 of the DBTA.

         Section 11.2. Sale of Assets. The Trustees may sell, convey, or transfer the assets of the Trust, or the assets belonging to any one or more Series, to another trust, partnership, association or corporation organized under the laws of any state of the United States, or to the Trust to be held as assets belonging to another Series of the Trust, in exchange for cash, shares or other securities (including, in the case of a transfer to another Series of the Trust, Shares corresponding to such other Series) with such transfer either (i) being made subject to, or with the assumption by the transferee of, the liabilities belonging to each Series the assets of which are so transferred, or
(ii) not being made subject to, or not with the assumption of, such liabilities. Following such transfer, the Trustees shall distribute such cash, Shares or other securities (giving due effect to the assets and liabilities belonging to and any other differences among the various Series the assets belonging to which have so been transferred) among the Shareholders of the Series corresponding to the Series the assets belonging to which have been so transferred. If all of the assets of the Trust have been so transferred, the Trust shall be terminated pursuant to Section 11.1.

         Section 11.3.  Merger or Consolidation.

                  Section 11.3.1. Authority to Merge or Consolidate. The Trust, or any one or more Series, may, either as the successor, survivor, or non-survivor, (i) consolidate with one or more other trusts, partnerships, associations or corporations organized under the laws of the State of Delaware or any other state of the United States, to form a new consolidated trust, partnership, association or corporation under the laws under which any one of the constituent entities is organized, or (ii) merge into one or more other trusts, partnerships, associations or corporations organized under the laws of the State of Delaware or any other state of the United States, or have one or more such trusts, partnerships, associations or corporations merged into it, any such consolidation or merger to be upon such terms and conditions as are specified in an agreement and plan of reorganization entered into by the Trust, or one or more Series as the case may be, in connection therewith. The terms "merge" or "merger" as used herein shall also include the purchase or acquisition of any assets of any other trust, partnership, association or corporation which is an investment company organized under the laws of the State of Delaware or any other state of the United States.

                  Section 11.3.2. No Shareholder Approval Required. Any such consolidation or merger shall not require the vote of the Shareholders affected thereby, unless such vote is required by the 1940 Act or other applicable laws, or unless such merger or consolidation would result in an amendment of this Declaration of Trust which would otherwise require the approval of such Shareholders.

                  Section  11.3.3.  Subsequent  Amendments.  In accordance  with
Section 3815(f) of DBTA, an agreement of merger or consolidation may effect any amendment to this Declaration of Trust or the Bylaws (if any) or effect the adoption of a new declaration of trust or Bylaws (if any) of the Trust if the Trust is the surviving or resulting business trust.

                  Section 11.3.4. Certificate of Merger or Consolidation. Upon completion of the merger or consolidation, the Trustees shall file a certificate of merger or consolidation in accordance with Section 3810 of the DBTA.


                                   ARTICLE 12
                                   Amendments

         Section 12.1. Generally. Except as otherwise specifically provided herein or as required by the 1940 Act or other applicable law, this Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the Trustees then in office.

         Section 12.2. Certificate of Amendment. In the event of any amendment to this Declaration of Trust which affects the certificate of trust filed by the Trust in accordance with Section 2.1, the Trustees shall file a certificate of amendment in accordance with Section 3810 of the DBTA.

         Section 12.3. Prohibited Retrospective Amendments. No amendment of this Declaration of Trust or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to Trustees and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal.


                                   ARTICLE 13
                            Miscellaneous Provisions

         Section 13.1. Certain Internal References. In this Declaration of Trust or in any such amendment, references to this Declaration of Trust, and all expressions like "herein," "hereof" and "hereunder," shall be deemed to refer to this Declaration of Trust as a whole and as amended or affected by any such amendment.

         Section 13.2. Certified Copies. The original or a copy of this Declaration of Trust and of each amendment hereto shall be kept in the office of the Trust where it may be inspected by any Shareholder. Anyone dealing with the Trust may rely on a certificate by an officer or Trustee of the Trust as to whether or not any such amendments have been made and as to any matters in connection with the Trust hereunder, and with the same effect as if it were the original, may rely on a copy certified by an officer or Trustee of the Trust to be a copy of this Declaration of Trust or of any such amendments.

         Section 13.3. Execution of Papers. Except as the Trustees may generally or in particular cases authorize the execution thereof in some other manner, all deeds, leases, contracts, notes and other obligations made by the Trustees shall be signed by the President, any Vice President, Treasurer, any Assistant Treasurer, Secretary, or any Assistant Secretary, or any officer authorized to do so by the Trustees or any of the foregoing.

         Section 13.4. Fiscal Year. The fiscal year of the Trust shall end on September 30, or such other date as fixed by resolution of the Trustees.

         Section 13.5. Governing Law. This Declaration of Trust is executed and delivered with reference to DBTA and the laws of the State of Delaware by all of the Trustees whose signatures appear below, and the rights of all parties and the validity and construction of every provision hereof shall be subject to and construed according to DBTA and the laws of the State of Delaware (unless and to the extent otherwise provided for and/or preempted by the 1940 Act or other applicable federal securities laws); provided, however, that there shall not be applicable to the Trust, the Trustees, or this Declaration of Trust (a) the provisions of Section 3540 of Title 12 of the Delaware Code or (b) any provisions of the laws (statutory or common) of the State of Delaware (other than the DBTA) pertaining to trusts which are inconsistent with the rights, duties, powers, limitations or liabilities of the Trustees set forth or referenced in this Declaration of Trust. All references to sections of the DBTA or the 1940 Act, or any rules or regulations thereunder, refer to such sections, rules, or regulations in effect as of the date of this Declaration of Trust, or any successor sections, rules, or regulations thereto.

         Section 13.6. Headings. Headings are placed herein for convenience of reference only, and in case of any conflict, the text of this instrument, rather than the headings, shall control. This instrument may be executed in any number of counterparts, each of which shall be deemed an original.

         Section 13.7. Resolution of Ambiguities. The Trustees may construe any of the provisions of this Declaration insofar as the same may appear to be ambiguous or inconsistent with any other provisions hereof, and any such construction hereof by the Trustees in good faith shall be conclusive as to the meaning to be given to such provisions. In construing this Declaration, the presumption shall be in favor of a grant of power to the Trustees.

         Section 13.8. Seal. No official seal of the Trust shall be required to execute any instruments on behalf of the Trust in accordance with Section 13.3.

         Section 13.9. Severability. The provisions of this Declaration of Trust are severable, and if the Trustees shall determine, with the advice of counsel, that any of such provision is in conflict with the 1940 Act, the DBTA, or with other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of this Declaration of Trust; provided, however, that such determination shall not affect any of the remaining provisions of this Declaration of Trust or render invalid or improper any action taken or omitted prior to such determination. If any provision of this Declaration of Trust shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of this Declaration of Trust in any jurisdiction.

         Section 13.10. Signatures. To the extent permitted by applicable law, any instrument signed pursuant to a validly executed power of attorney shall be deemed to have been signed by the Trustee or officer executing the power of attorney.

         IN WITNESS WHEREOF, the undersigned, being the initial Trustee of the Trust, has executed this Declaration of Trust as of the date first written above.



                                        /s/  Lawrence R. Halverson
                                        Lawrence R. Halverson, Trustee